UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments. – The schedule of investments are filed herewith.

EQUITY FUNDS

TCW Balanced Fund

Schedule of Investments (Unaudited)	July 31, 2009

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (22.8% of Net Assets)
$100,000	Federal Home Loan Mortgage Corp., 2.125%, due 03/23/12	$101,129
747,702	Federal Home Loan Mortgage Corp., 5.5%, due 09/01/37	775,460
200,000	Federal National Mortgage Association, 2.75%, due 03/13/14	201,081
50,000	Federal National Mortgage Association, 4.625%, due 10/15/13	54,325
198,861	Federal National Mortgage Association, 5%, due 05/01/37	203,826
455,195	Government National Mortgage Association, 5.5%, due 07/15/37	473,944

	Total U.S. Government Agency Obligations	1,809,765

	U.S. Treasury Bonds (4.0%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	20,613
200,000	U.S. Treasury Bond, 5.25%, due 11/15/28	224,750
50,000	U.S. Treasury Bond, 8.125%, due 08/15/19	68,531

	Total U.S. Treasury Bonds	313,894

	U.S. Treasury Notes (15.8%)
400,000	U.S. Treasury Note, 0.875%, due 04/30/11	399,250
160,000	U.S. Treasury Note, 1.125%, due 01/15/12	159,075
100,000	U.S. Treasury Note, 3.125%, due 09/30/13	103,781
540,000	U.S. Treasury Note, 4.75%, due 08/15/17	594,422

	Total U.S. Treasury Notes	1,256,528

	Total Fixed Income Securities (Cost: $3,325,964) (42.6%)	3,380,187

Number of Shares	Common Stock
	Aerospace & Defense (1.2%)
2,630	Honeywell International, Inc.	91,261

	Capital Markets (1.0%)
750	Ameriprise Financial, Inc.	20,850
1,610	Lazard, Ltd.	59,554

	Total Capital Markets	80,404

	Commercial Services & Supplies (0.6%)
1,770	Waste Management, Inc.	49,755

	Communications Equipment (0.9%)
10,240	Motorola, Inc.	73,318

	Computers & Peripherals (4.0%)
7,120	Dell, Inc. (1)	95,266
1,330	Hewlett-Packard Co.	57,589
1,380	International Business Machines Corp.	162,743

	Total Computers & Peripherals	315,598

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Consumer Finance (0.8%)
2,270	American Express Co.	$64,309

	Diversified Consumer Services (0.5%)
2,320	H&R Block, Inc.	38,721

	Diversified Financial Services (2.1%)
4,350	JPMorgan Chase & Co.	168,127

	Diversified Telecommunication Services (3.0%)
5,200	AT&T, Inc.	136,396
27,150	Qwest Communications International, Inc.	104,799

	Total Diversified Telecommunication Services	241,195

	Electric Utilities (1.3%)
3,410	American Electric Power Co., Inc.	105,574

	Electronic Equipment, Instruments and Components (2.3%)
14,325	Flextronics International, Ltd. (1)	76,209
5,007	Tyco Electronics, Ltd.	107,500

	Total Electronic Equipment, Instruments and Components	183,709

	Energy Equipment & Services (0.8%)
1,540	Baker Hughes, Inc.	62,370

	Food & Staples Retailing (0.8%)
1,870	CVS Caremark Corp.	62,608

	Food Products (3.2%)
3,760	Dean Foods Co. (1)	79,674
4,500	Kraft Foods, Inc.	127,530
4,600	Sara Lee Corp.	48,944

	Total Food Products	256,148

	Health Care Equipment & Supplies (2.3%)
9,890	Boston Scientific Corp. (1)	106,218
5,130	Hologic, Inc. (1)	75,360

	Total Health Care Equipment & Supplies	181,578

	Health Care Providers & Services (0.9%)
17,350	Tenet Healthcare Corp. (1)	68,533

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Household Durables (1.0%)
6,487	Lennar Corp.	$76,806

	Household Products (1.8%)
2,490	Kimberly-Clark Corp.	145,541

	Industrial Conglomerates (2.1%)
5,230	General Electric Co.	70,082
3,177	Tyco International, Ltd.	96,009

	Total Industrial Conglomerates	166,091

	Insurance (1.9%)
3,590	Travelers Cos., Inc. (The)	154,621

	Leisure Equipment & Products (1.2%)
5,190	Mattel, Inc.	91,240

	Media (2.7%)
6,270	Comcast Corp.	93,172
4,620	Interpublic Group of Cos., Inc. (The) (1)	24,070
3,560	Time Warner, Inc.	94,910

	Total Media	212,152

	Metals & Mining (0.9%)
1,850	United States Steel Corp.	73,538

	Oil, Gas & Consumable Fuels (5.0%)
1,090	Anadarko Petroleum Corp.	52,538
2,310	Chevron Corp.	160,476
970	Devon Energy Corp.	56,347
2,680	Marathon Oil Corp.	86,430
2,160	Valero Energy Corp.	38,880

	Total Oil, Gas & Consumable Fuels	394,671

	Paper & Forest Products (1.1%)
4,590	MeadWestvaco Corp.	89,459

	Personal Products (0.7%)
1,530	Estee Lauder Cos., Inc. (The)	55,753

	Pharmaceuticals (4.0%)
3,750	Bristol-Myers Squibb Co.	81,525
7,720	Pfizer, Inc.	122,979

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Pharmaceuticals (Continued)
3,230	Watson Pharmaceuticals, Inc. (1)	$112,178

	Total Pharmaceuticals	316,682

	Semiconductors & Semiconductor Equipment (2.0%)
5,480	Intel Corp.	105,490
1,670	KLA-Tencor Corp.	53,240

	Total Semiconductors & Semiconductor Equipment	158,730

	Software (0.7%)
2,510	CA, Inc.	53,061

	Specialty Retail (2.5%)
5,910	Gap, Inc. (The)	96,451
3,870	Home Depot, Inc. (The)	100,388

	Total Specialty Retail	196,839

	Total Common Stock (Cost: $5,045,677) (53.3%)	4,228,392

Principal Amount	Short-Term Investments
$297,860	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $305,000, U.S. Treasury Bill, 0.23%, due 12/24/09 valued at $304,726) (Total Amount to be Received Upon Repurchase $297,860)	297,860

	Total Short-Term Investments (Cost: $297,860) (3.7%)	297,860

	Total Investments (Cost: $8,669,501) (99.6%)	7,906,439
	Excess of Other Assets over Liabilities (0.4%)	33,829

	Net Assets (100.0%)	$7,940,268

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Balanced Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	1.2%
Capital Markets	1.0
Commercial Services & Supplies	0.6
Communications Equipment	0.9
Computers & Peripherals	4.0
Consumer Finance	0.8
Diversified Consumer Services	0.5
Diversified Financial Services	2.1
Diversified Telecommunication Services	3.0
Electric Utilities	1.3
Electronic Equipment, Instruments and Components	2.3
Energy Equipment & Services	0.8
Food & Staples Retailing	0.8
Food Products	3.2
Health Care Equipment & Supplies	2.3
Health Care Providers & Services	0.9
Household Durables	1.0
Household Products	1.8
Industrial Conglomerates	2.1
Insurance	1.9
Leisure Equipment & Products	1.2
Media	2.7
Metals & Mining	0.9
Oil, Gas & Consumable Fuels	5.0
Paper & Forest Products	1.1
Personal Products	0.7
Pharmaceuticals	4.0
Semiconductors & Semiconductor Equipment	2.0
Software	0.7
Specialty Retail	2.5
U.S. Government Agency Obligations	22.8
U.S. Treasury Bonds	4.0
U.S. Treasury Notes	15.8
Short-Term Investments	3.7

Total	99.6%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.5% of Net Assets)
269,700	Honeywell International, Inc.	$9,358,590

	Capital Markets (2.0%)
166,440	Ameriprise Financial, Inc.	4,627,032
687,300	Blackstone Group, LP (The)	7,738,998

	Total Capital Markets	12,366,030

	Chemicals (2.9%)
566,700	Du Pont (E.I.) de Nemours & Co.	17,528,031

	Commercial Services & Supplies (1.3%)
269,900	Waste Management, Inc.	7,586,889

	Communications Equipment (1.7%)
1,469,100	Motorola, Inc.	10,518,756

	Computers & Peripherals (6.0%)
516,800	Dell, Inc. (1)	6,914,784
186,300	Hewlett-Packard Co.	8,066,790
184,500	International Business Machines Corp.	21,758,085

	Total Computers & Peripherals	36,739,659

	Consumer Finance (0.8%)
164,900	American Express Co.	4,671,617

	Containers & Packaging (2.7%)
826,100	Packaging Corp. of America	16,249,387

	Diversified Consumer Services (0.9%)
344,000	H&R Block, Inc.	5,741,360

	Diversified Financial Services (5.0%)
602,300	JPMorgan Chase & Co.	23,278,895
260,700	NYSE Euronext	7,025,865

	Total Diversified Financial Services	30,304,760

	Diversified Telecommunication Services (6.4%)
604,200	AT&T, Inc.	15,848,166
3,719,800	Qwest Communications International, Inc.	14,358,428
960,954	Windstream Corp.	8,427,567

	Total Diversified Telecommunication Services	38,634,161

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electric Utilities (1.8%)
356,600	American Electric Power Co., Inc.	$11,040,336

	Electronic Equipment, Instruments & Components (2.5%)
711,200	Tyco Electronics, Ltd.	15,269,464

	Energy Equipment & Services (1.5%)
226,400	Baker Hughes, Inc.	9,169,200

	Food & Staples Retailing (1.5%)
269,900	CVS Caremark Corp.	9,036,252

	Food Products (5.1%)
59,400	Kellogg Co.	2,821,500
615,300	Kraft Foods, Inc.	17,437,602
1,028,700	Sara Lee Corp.	10,945,368

	Total Food Products	31,204,470

	Health Care Equipment & Supplies (1.3%)
708,300	Boston Scientific Corp. (1)	7,607,142

	Health Care Providers & Services (1.0%)
1,603,785	Tenet Healthcare Corp. (1)	6,334,951

	Household Durables (1.7%)
874,961	Lennar Corp.	10,359,538

	Household Products (3.3%)
343,400	Kimberly-Clark Corp.	20,071,730

	Industrial Conglomerates (3.8%)
715,150	General Electric Co.	9,583,010
441,100	Tyco International, Ltd.	13,330,042

	Total Industrial Conglomerates	22,913,052

	Insurance (3.2%)
446,700	Travelers Cos., Inc. (The)	19,239,369

	Leisure Equipment & Products (1.9%)
671,100	Mattel, Inc.	11,797,938

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (0.5%)
72,800	Thermo Fisher Scientific, Inc. (1)	$3,296,384

	Machinery (0.3%)
65,800	Ingersoll-Rand PLC	1,900,304

	Media (4.5%)
692,350	Comcast Corp.	10,288,321
1,013,300	Regal Entertainment Group	12,605,452
159,066	Time Warner, Inc.	4,240,699

	Total Media	27,134,472

	Metals & Mining (1.7%)
265,800	United States Steel Corp.	10,565,550

	Oil, Gas & Consumable Fuels (9.8%)
164,200	Anadarko Petroleum Corp.	7,914,440
112,700	BP p.l.c. (SP ADR)	5,639,508
294,700	Chevron Corp.	20,472,809
135,500	Devon Energy Corp.	7,871,195
373,800	Marathon Oil Corp.	12,055,050
319,700	Valero Energy Corp.	5,754,600

	Total Oil, Gas & Consumable Fuels	59,707,602

	Paper & Forest Products (3.1%)
327,900	Avery Dennison Corp.	8,764,767
509,700	MeadWestvaco Corp.	9,934,053

	Total Paper & Forest Products	18,698,820

	Personal Products (1.2%)
197,100	Estee Lauder Cos., Inc. (The)	7,182,324

	Pharmaceuticals (6.9%)
517,000	Bristol-Myers Squibb Co.	11,239,580
1,081,800	Pfizer, Inc.	17,233,074
392,900	Watson Pharmaceuticals, Inc. (1)	13,645,417

	Total Pharmaceuticals	42,118,071

	Real Estate Investment Trusts (REITs) (0.7%)
264,800	Annaly Capital Management, Inc.	4,461,880

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Road & Rail (0.4%)
61,300	CSX Corp.	$2,459,356

	Semiconductors & Semiconductor Equipment (4.1%)
218,700	Analog Devices, Inc.	5,985,819
719,900	Intel Corp.	13,858,075
151,100	KLA-Tencor Corp.	4,817,068

	Total Semiconductors & Semiconductor Equipment	24,660,962

	Software (1.2%)
344,100	CA, Inc.	7,274,274

	Specialty Retail (4.5%)
812,400	Gap, Inc. (The)	13,258,368
546,900	Home Depot, Inc. (The)	14,186,586

	Total Specialty Retail	27,444,954

	Thrifts & Mortgage Finance (1.2%)
690,200	New York Community Bancorp, Inc.	7,550,788

	Total Common Stock (Cost: $694,157,271) (99.9%)	608,198,423

	Total Investments (Cost: $694,157,271) (99.9%)	608,198,423
	Excess of Other Assets over Liabilities (0.1%)	913,638

	Net Assets (100.0%)	$609,112,061

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	1.5%
Capital Markets	2.0
Chemicals	2.9
Commercial Services & Supplies	1.3
Communications Equipment	1.7
Computers & Peripherals	6.0
Consumer Finance	0.8
Containers & Packaging	2.7
Diversified Consumer Services	0.9
Diversified Financial Services	5.0
Diversified Telecommunication Services	6.4
Electric Utilities	1.8
Electronic Equipment, Instruments and Components	2.5
Energy Equipment & Services	1.5
Food & Staples Retailing	1.5
Food Products	5.1
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.0
Household Durables	1.7
Household Products	3.3
Industrial Conglomerates	3.8
Insurance	3.2
Leisure Equipment & Products	1.9
Life Sciences Tools & Services	0.5
Machinery	0.3
Media	4.5
Metals & Mining	1.7
Oil, Gas & Consumable Fuels	9.8
Paper & Forest Products	3.1
Personal Products	1.2
Pharmaceuticals	6.9
Real Estate Investment Trusts (REITs)	0.7
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	4.1
Software	1.2
Specialty Retail	4.5
Thrifts & Mortgage Finance	1.2

Total	99.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Aerospace & Defense (6.0% of Net Assets)
51,540	Honeywell International, Inc.	$1,788,438
26,040	Lockheed Martin Corp.	1,946,751

	Total Aerospace & Defense	3,735,189

	Biotechnology (2.9%)
34,015	Genzyme Corp. (1)	1,765,038

	Chemicals (10.5%)
35,435	Air Products & Chemicals, Inc.	2,643,451
56,747	Ecolab, Inc.	2,355,568
17,800	Monsanto Co.	1,495,200

	Total Chemicals	6,494,219

	Commercial Banks (4.3%)
108,892	Wells Fargo & Co.	2,663,498

	Commercial Services & Supplies (2.0%)
43,512	Waste Management, Inc.	1,223,122

	Computers & Peripherals (3.2%)
12,000	Apple, Inc. (1)	1,960,680

	Diversified Financial Services (4.8%)
77,433	JPMorgan Chase & Co.	2,992,786

	Electrical Equipment (2.3%)
34,130	Rockwell Automation, Inc.	1,413,323

	Energy Equipment & Services (10.7%)
36,345	Schlumberger, Ltd.	1,944,458
31,165	Transocean, Ltd. (1)	2,483,539
115,087	Weatherford International, Ltd. (1)	2,159,032

	Total Energy Equipment & Services	6,587,029

	Food Products (0.9%)
11,500	Kellogg Co.	546,250

	Health Care Equipment & Supplies (3.4%)
8,900	Alcon, Inc.	1,135,640
24,905	Covidien PLC	941,658

	Total Health Care Equipment & Supplies	2,077,298

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (1.1%)
19,485	Yum! Brands, Inc.	$690,938

	Household Products (1.6%)
18,075	Procter & Gamble Co. (The)	1,003,343

	Insurance (5.3%)
57,540	Aflac, Inc.	2,178,465
11	Berkshire Hathaway, Inc. (1)	1,067,000

	Total Insurance	3,245,465

	IT Services (2.8%)
8,900	MasterCard, Inc.	1,726,867

	Life Sciences Tools & Services (3.1%)
42,830	Thermo Fisher Scientific, Inc. (1)	1,939,342

	Machinery (4.1%)
13,915	Danaher Corp.	852,155
32,180	SPX Corp.	1,699,747

	Total Machinery	2,551,902

	Multiline Retail (1.2%)
15,285	Kohl’s Corp. (1)	742,087

	Oil, Gas & Consumable Fuels (11.4%)
50,265	Anadarko Petroleum Corp.	2,422,773
27,430	Apache Corp.	2,302,749
32,589	Occidental Petroleum Corp.	2,324,899

	Total Oil, Gas & Consumable Fuels	7,050,421

	Pharmaceuticals (5.6%)
30,400	Allergan, Inc.	1,624,272
30,200	Johnson & Johnson	1,838,878

	Total Pharmaceuticals	3,463,150

	Road & Rail (3.4%)
36,300	Union Pacific Corp.	2,087,976

	Semiconductors & Semiconductor Equipment (2.3%)
53,080	Microchip Technology, Inc.	1,429,444

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Specialty Retail (4.2%)
37,325	Home Depot, Inc. (The)	$968,210
45,625	TJX Cos., Inc. (The)	1,652,994

	Total Specialty Retail	2,621,204

	Tobacco (2.7%)
35,494	Philip Morris International, Inc.	1,654,020

	Total Common Stock (Cost: $61,016,892) (99.8%)	61,664,591

Principal Amount	Short-Term Investments
$372,279	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $385,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $384,654) (Total Amount to be Received Upon Repurchase $372,280)	372,279

	Total Short-Term Investments (Cost: $372,279) (0.6%)	372,279

	Total Investments (Cost: $61,389,171) (100.4%)	62,036,870
	Liabilities in Excess of Other Assets (-0.4%)	(236,229)

	Net Assets (100.0%)	$61,800,641

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Focused Equities Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	6.0%
Biotechnology	2.9
Chemicals	10.5
Commercial Banks	4.3
Commercial Services & Supplies	2.0
Computers & Peripherals	3.2
Diversified Financial Services	4.8
Electrical Equipment	2.3
Energy Equipment & Services	10.7
Food Products	0.9
Health Care Equipment & Supplies	3.4
Hotels, Restaurants & Leisure	1.1
Household Products	1.6
IT Services	2.8
Insurance	5.3
Life Sciences Tools & Services	3.1
Machinery	4.1
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	11.4
Pharmaceuticals	5.6
Road & Rail	3.4
Semiconductors & Semiconductor Equipment	2.3
Specialty Retail	4.2
Tobacco	2.7
Short-Term Investments	0.6

Total	100.4%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.9% of Net Assets)
220	Honeywell International, Inc.	$7,634
85	Precision Castparts Corp.	6,784

	Total Aerospace & Defense	14,418

	Air Freight & Logistics (0.9%)
125	C.H. Robinson Worldwide, Inc.	6,816

	Beverages (1.4%)
145	Coca-Cola Co. (The)	7,227
106	Hansen Natural Corp. (1)	3,287

	Total Beverages	10,514

	Biotechnology (5.0%)
305	Arena Pharmaceuticals, Inc. (1)	1,555
150	Celgene Corp. (1)	8,544
95	Cephalon, Inc. (1)	5,572
185	Gilead Sciences, Inc. (1)	9,052
240	Human Genome Sciences, Inc. (1)	3,432
190	InterMune, Inc. (1)	2,903
115	Isis Pharmaceuticals, Inc. (1)	2,102
50	Medivation, Inc. (1)	1,238
155	Poniard Pharmaceuticals, Inc. (1)	1,118
105	Vertex Pharmaceuticals, Inc. (1)	3,781

	Total Biotechnology	39,297

	Capital Markets (1.3%)
285	SEI Investments Co.	5,386
105	T. Rowe Price Group, Inc.	4,905

	Total Capital Markets	10,291

	Chemicals (4.1%)
160	Celanese Corp.	4,112
30	CF Industries Holdings, Inc.	2,368
125	Monsanto Co.	10,500
50	Potash Corp. of Saskatchewan, Inc.	4,651
135	Praxair, Inc.	10,554

	Total Chemicals	32,185

	Commercial Banks (1.0%)
125	Signature Bank (1)	3,685

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Commercial Banks (Continued)
530	Wilshire Bancorp, Inc.	$3,901

	Total Commercial Banks	7,586

	Commercial Services & Supplies (0.7%)
100	Clean Harbors, Inc. (1)	5,217

	Communications Equipment (9.1%)
425	Cisco Systems, Inc. (1)	9,354
1,235	Infinera Corp. (1)	8,361
685	Qualcomm, Inc.	31,654
285	Research In Motion, Ltd. (1)	21,660

	Total Communications Equipment	71,029

	Computers & Peripherals (3.8%)
180	Apple, Inc. (1)	29,410

	Construction & Engineering (2.0%)
150	Foster Wheeler AG (1)	3,465
149	Insituform Technologies, Inc. (1)	2,742
405	Quanta Services, Inc. (1)	9,440

	Total Construction & Engineering	15,647

	Consumer Finance (0.3%)
80	Capital One Financial Corp.	2,456

	Distributors (0.6%)
240	LKQ Corp. (1)	4,306

	Diversified Consumer Services (0.8%)
177	K12, Inc. (1)	3,322
15	Strayer Education, Inc.	3,186

	Total Diversified Consumer Services	6,508

	Diversified Financial Services (1.5%)
65	IntercontinentalExchange, Inc. (1)	6,114
80	Moody’s Corp.	1,899
142	MSCI, Inc. (1)	3,969

	Total Diversified Financial Services	11,982

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electrical Equipment (2.5%)
74	Powell Industries, Inc. (1)	$2,638
415	Rockwell Automation, Inc.	17,185

	Total Electrical Equipment	19,823

	Electronic Equipment, Instruments & Components (0.3%)
47	Itron, Inc. (1)	2,452

	Energy Equipment & Services (4.6%)
40	Core Laboratories N.V.	3,438
261	Oceaneering International, Inc. (1)	13,290
105	Transocean, Ltd. (1)	8,368
560	Weatherford International, Ltd. (1)	10,506

	Total Energy Equipment & Services	35,602

	Food & Staples Retailing (2.4%)
565	CVS Caremark Corp.	18,916

	Food Products (1.8%)
250	Kellogg Co.	11,875
395	Smart Balance, Inc. (1)	2,421

	Total Food Products	14,296

	Health Care Equipment & Supplies (3.4%)
135	Baxter International, Inc.	7,610
671	Dexcom, Inc. (1)	4,335
699	Hansen Medical, Inc. (1)	2,880
252	MAKO Surgical Corp. (1)	2,207
3,970	Sirius XM Radio, Inc. (1)	1,786
170	Thoratec Corp. (1)	4,274
100	Varian Medical Systems, Inc. (1)	3,527

	Total Health Care Equipment & Supplies	26,619

	Health Care Providers & Services (3.8%)
150	Catalyst Health Solutions, Inc. (1)	3,867
210	Express Scripts, Inc. (1)	14,708
160	Medco Health Solutions, Inc. (1)	8,458
90	Psychiatric Solutions, Inc. (1)	2,432

	Total Health Care Providers & Services	29,465

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (3.5%)
36	California Pizza Kitchen, Inc. (1)	$596
80	Ctrip.com International, Ltd. (ADR)(1)	4,100
211	Home Inns & Hotels Management, Inc. (ADR)(1)	3,376
130	Starwood Hotels & Resorts Worldwide, Inc.	3,069
460	Yum! Brands, Inc.	16,312

	Total Hotels, Restaurants & Leisure	27,453

	Household Products (1.4%)
200	Procter & Gamble Co. (The)	11,102

	Insurance (4.4%)
615	Aflac, Inc.	23,284
338	First Mercury Financial Corp. (1)	4,884
160	Hartford Financial Services Group, Inc. (The)	2,638
147	Tower Group, Inc.	3,671

	Total Insurance	34,477

	Internet Software & Services (4.0%)
145	Akamai Technologies, Inc. (1)	2,384
9	Baidu.com, Inc. (SP ADR)(1)	3,133
30	Equinix, Inc. (1)	2,452
31	Google, Inc. (1)	13,735
195	Mercadolibre, Inc. (1)	5,620
125	SINA Corp. (1)	4,147

	Total Internet Software & Services	31,471

	IT Services (1.3%)
50	MasterCard, Inc.	9,701

	Life Sciences Tools & Services (1.7%)
295	Life Technologies Corp. (1)	13,431

	Machinery (2.5%)
148	Chart Industries, Inc. (1)	2,850
265	Cummins, Inc.	11,398
60	Flowserve Corp.	4,846

	Total Machinery	19,094

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Media (1.4%)
85	DreamWorks Animation SKG, Inc. (1)	$2,679
313	Lions Gate Entertainment Corp. (1)	1,834
195	McGraw-Hill Cos., Inc. (The)	6,113

	Total Media	10,626

	Multiline Retail (0.8%)
135	Kohl’s Corp. (1)	6,554

	Oil, Gas & Consumable Fuels (2.5%)
155	Plains Exploration & Production Co. (1)	4,441
237	Swift Energy Co. (1)	4,669
107	Ultra Petroleum Corp. (1)	4,721
121	Whiting Petroleum Corp. (1)	5,561

	Total Oil, Gas & Consumable Fuels	19,392

	Pharmaceuticals (3.4%)
200	Allergan, Inc.	10,686
276	Inspire Pharmaceuticals, Inc. (1)	1,342
390	Mylan, Inc. (1)	5,144
130	Teva Pharmaceutical Industries, Ltd. (SP ADR)	6,934
100	XenoPort, Inc. (1)	2,031

	Total Pharmaceuticals	26,137

	Road & Rail (0.6%)
210	Kansas City Southern (1)	4,265

	Semiconductors & Semiconductor Equipment (1.3%)
545	Cavium Networks, Inc. (1)	10,284

	Software (5.8%)
515	Activision Blizzard, Inc. (1)	5,897
145	ANSYS, Inc. (1)	4,533
168	ArcSight, Inc. (1)	3,187
70	Concur Technologies, Inc. (1)	2,414
145	Electronic Arts, Inc. (1)	3,113
110	Longtop Financial Technologies, Ltd. (ADR)(1)	3,072
230	Nuance Communications, Inc. (1)	3,036
235	Salesforce.com, Inc. (1)	10,185

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (Continued)
545	Take-Two Interactive Software, Inc.	$5,189
140	VMware, Inc. (1)	4,512

	Total Software	45,138

	Specialty Retail (1.9%)
210	GameStop Corp. (1)	4,597
360	Guess?, Inc.	10,465

	Total Specialty Retail	15,062

	Textiles, Apparel & Luxury Goods (0.9%)
115	Polo Ralph Lauren Corp.	7,251

	Tobacco (2.4%)
405	Philip Morris International, Inc.	18,873

	Wireless Telecommunication Services (3.4%)
630	American Tower Corp. (1)	21,477
614	Clearwire Corp. (1)	4,973

	Total Wireless Telecommunication Services	26,450

	Total Common Stock (Cost: $789,995) (96.4%)	751,596

Principal Amount	Short-Term Investments
$37,297	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $40,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $39,964) (Total Amount to be Received Upon Repurchase $37,297)	37,297

	Total Short-Term Investments (Cost: $37,297) (4.8%)	37,297

	Total Investments (Cost: $827,292) (101.2%)	788,893
	Liabilities in Excess of Other Assets (-1.2%)	(9,266)

	Net Assets (100.0%)	$779,627

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	1.9%
Air Freight & Logistics	0.9
Beverages	1.4
Biotechnology	5.0
Capital Markets	1.3
Chemicals	4.1
Commercial Banks	1.0
Commercial Services & Supplies	0.7
Communications Equipment	9.1
Computers & Peripherals	3.8
Construction & Engineering	2.0
Consumer Finance	0.3
Distributors	0.6
Diversified Consumer Services	0.8
Diversified Financial Services	1.5
Electrical Equipment	2.5
Electronic Equipment, Instruments and Components	0.3
Energy Equipment & Services	4.6
Food & Staples Retailing	2.4
Food Products	1.8
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	3.8
Hotels, Restaurants & Leisure	3.5
Household Products	1.4
IT Services	1.3
Insurance	4.4
Internet Software & Services	4.0
Life Sciences Tools & Services	1.7
Machinery	2.5
Media	1.4
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	2.5
Pharmaceuticals	3.4
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	1.3
Software	5.8
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	0.9
Tobacco	2.4
Wireless Telecommunication Services	3.4
Short-Term Investments	4.8

Total	101.2%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
10,390	Aerovironment, Inc. (1)	$295,492
39,300	Spirit AeroSystems Holdings, Inc. (1)	511,293

	Total Aerospace & Defense	806,785

	Air Freight & Logistics (3.9%)
11,100	C.H. Robinson Worldwide, Inc.	605,283
18,700	Expeditors International of Washington, Inc.	634,491

	Total Air Freight & Logistics	1,239,774

	Beverages (1.6%)
16,038	Hansen Natural Corp. (1)	497,338

	Biotechnology (7.2%)
13,200	Genzyme Corp. (1)	684,948
31,500	Human Genome Sciences, Inc. (1)	450,450
11,900	InterMune, Inc. (1)	181,832
15,800	Isis Pharmaceuticals, Inc. (1)	288,824
6,900	Medivation, Inc. (1)	170,775
13,700	Vertex Pharmaceuticals, Inc. (1)	493,337

	Total Biotechnology	2,270,166

	Chemicals (1.5%)
6,000	CF Industries Holdings, Inc.	473,640

	Commercial Banks (2.1%)
22,590	Signature Bank (1)	665,953

	Commercial Services & Supplies (3.7%)
13,700	Clean Harbors, Inc. (1)	714,729
29,400	Resources Connection, Inc. (1)	443,940

	Total Commercial Services & Supplies	1,158,669

	Communications Equipment (2.0%)
8,200	Research In Motion, Ltd. (1)	623,200

	Construction & Engineering (3.4%)
31,200	Quanta Services, Inc. (1)	727,272
12,000	Shaw Group, Inc. (1)	353,280

	Total Construction & Engineering	1,080,552

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Distributors (1.5%)
26,800	LKQ Corp. (1)	$480,792

	Diversified Consumer Services (7.0%)
8,100	Capella Education Co. (1)	521,316
31,700	K12, Inc. (1)	595,009
5,100	Strayer Education, Inc.	1,083,138

	Total Diversified Consumer Services	2,199,463

	Diversified Financial Services (2.8%)
4,700	IntercontinentalExchange, Inc. (1)	442,082
15,608	MSCI, Inc. (1)	436,244

	Total Diversified Financial Services	878,326

	Electrical Equipment (2.4%)
18,300	Rockwell Automation, Inc.	757,803

	Energy Equipment & Services (8.3%)
7,300	Core Laboratories N.V.	627,508
17,300	National Oilwell Varco, Inc. (1)	621,762
15,400	Oceaneering International, Inc. (1)	784,168
22,300	Smith International, Inc.	560,399

	Total Energy Equipment & Services	2,593,837

	Health Care Equipment & Supplies (5.4%)
3,700	Intuitive Surgical, Inc. (1)	841,084
13,900	Masimo Corp. (1)	339,855
20,300	Thoratec Corp. (1)	510,342

	Total Health Care Equipment & Supplies	1,691,281

	Hotels, Restaurants & Leisure (5.5%)
5,300	Chipotle Mexican Grill, Inc. - Class B (1)	433,275
17,200	Ctrip.com International, Ltd. (ADR)	881,500
7,800	Wynn Resorts, Ltd. (1)	399,126

	Total Hotels, Restaurants & Leisure	1,713,901

	Insurance (5.2%)
13,200	ACE, Ltd.	647,592
28,600	eHealth, Inc. (1)	464,464

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Insurance (Continued)
20,400	Tower Group, Inc.	$509,388

	Total Insurance	1,621,444

	Internet Software & Services (5.7%)
3,000	Baidu.com, Inc. (SP ADR)(1)	1,044,420
26,229	Mercadolibre, Inc. (1)	755,920

	Total Internet Software & Services	1,800,340

	IT Services (2.0%)
12,200	Alliance Data Systems Corp. (1)	622,200

	Machinery (2.1%)
8,500	Cummins, Inc.	365,585
8,900	Wabtec Corp.	299,485

	Total Machinery	665,070

	Media (1.0%)
9,600	DreamWorks Animation SKG, Inc. (1)	302,496

	Oil, Gas & Consumable Fuels (2.0%)
6,600	Contango Oil & Gas Co. (1)	306,174
7,000	Ultra Petroleum Corp. (1)	308,840

	Total Oil, Gas & Consumable Fuels	615,014

	Pharmaceuticals (3.5%)
73,200	Mylan, Inc. (1)	965,508
6,100	XenoPort, Inc. (1)	123,891

	Total Pharmaceuticals	1,089,399

	Semiconductors & Semiconductor Equipment (1.6%)
26,689	Cavium Networks, Inc. (1)	503,621

	Software (10.1%)
18,127	ANSYS, Inc. (1)	566,650
11,000	Concur Technologies, Inc. (1)	379,390
18,300	Electronic Arts, Inc. (1)	392,901
24,200	Nuance Communications, Inc. (1)	319,440
16,750	Salesforce.com, Inc. (1)	725,945

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (Continued)
24,496	VMware, Inc. (1)	$789,506

	Total Software	3,173,832

	Specialty Retail (1.3%)
14,100	Guess?, Inc.	409,887

	Thrifts & Mortgage Finance (1.1%)
20,400	People’s United Financial, Inc.	331,500

	Wireless Telecommunication Services (2.0%)
78,200	Clearwire Corp. (1)	633,420

	Total Common Stock (Cost: $28,135,938) (98.5%)	30,899,703

Principal Amount	Short-Term Investments
$173,983	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09, (collateralized by $180,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $179,838) (Total Amount to be Received Upon Repurchase $173,983)	173,983

	Total Short-Term Investments (Cost: $173,983) (0.5%)	173,983

	Total Investments (Cost: $28,309,921) (99.0%)	31,073,686
	Excess of Other Assets over Liabilities (1.0%)	305,687

	Net Assets (100.0%)	$31,379,373

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Growth Equities Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Air Freight & Logistics	3.9
Beverages	1.6
Biotechnology	7.2
Chemicals	1.5
Commercial Banks	2.1
Commercial Services & Supplies	3.7
Communications Equipment	2.0
Construction & Engineering	3.4
Distributors	1.5
Diversified Consumer Services	7.0
Diversified Financial Services	2.8
Electrical Equipment	2.4
Energy Equipment & Services	8.3
Health Care Equipment & Supplies	5.4
Hotels, Restaurants & Leisure	5.5
IT Services	2.0
Insurance	5.2
Internet Software & Services	5.7
Machinery	2.1
Media	1.0
Oil, Gas & Consumable Fuels	2.0
Pharmaceuticals	3.5
Semiconductors & Semiconductor Equipment	1.6
Software	10.1
Specialty Retail	1.3
Thrifts & Mortgage Finance	1.1
Wireless Telecommunication Services	2.0
Short-Term Investments	0.5

Total	99.0%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.3% of Net Assets)
3,200	Precision Castparts Corp.	$255,392

	Beverages (2.0%)
7,650	Coca-Cola Co. (The)	381,276

	Biotechnology (3.2%)
7,750	Celgene Corp. (1)	441,440
5,050	Vertex Pharmaceuticals, Inc. (1)	181,851

	Total Biotechnology	623,291

	Chemicals (5.1%)
2,675	Air Products & Chemicals, Inc.	199,555
6,175	Monsanto Co.	518,700
2,875	Potash Corp. of Saskatchewan, Inc.	267,404

	Total Chemicals	985,659

	Communications Equipment (10.3%)
22,950	Cisco Systems, Inc. (1)	505,130
24,250	Qualcomm, Inc.	1,120,592
4,725	Research In Motion, Ltd. (1)	359,100

	Total Communications Equipment	1,984,822

	Computers & Peripherals (6.2%)
7,325	Apple, Inc. (1)	1,196,832

	Construction & Engineering (1.1%)
8,650	Quanta Services, Inc. (1)	201,632

	Consumer Finance (1.0%)
5,900	Capital One Financial Corp.	181,130

	Diversified Financial Services (3.3%)
3,925	IntercontinentalExchange, Inc. (1)	369,185
11,000	Moody’s Corp.	261,140

	Total Diversified Financial Services	630,325

	Energy Equipment & Services (7.6%)
12,970	FMC Technologies, Inc. (1)	564,195
5,173	Transocean, Ltd. (1)	412,236

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
25,550	Weatherford International, Ltd. (1)	$479,318

	Total Energy Equipment & Services	1,455,749

	Food & Staples Retailing (2.0%)
11,375	CVS Caremark Corp.	380,835

	Health Care Equipment & Supplies (4.4%)
1,300	Alcon, Inc.	165,880
5,700	Baxter International, Inc.	321,309
9,550	St. Jude Medical, Inc. (1)	360,130

	Total Health Care Equipment & Supplies	847,319

	Health Care Providers & Services (8.9%)
14,625	Express Scripts, Inc. (1)	1,024,335
13,000	Medco Health Solutions, Inc. (1)	687,180

	Total Health Care Providers & Services	1,711,515

	Hotels, Restaurants & Leisure (2.6%)
3,400	Wynn Resorts, Ltd. (1)	173,978
8,975	Yum! Brands, Inc.	318,254

	Total Hotels, Restaurants & Leisure	492,232

	Household Products (1.0%)
3,325	Procter & Gamble Co. (The)	184,571

	Insurance (2.6%)
13,400	Aflac, Inc.	507,324

	Internet Software & Services (5.1%)
2,225	Google, Inc. (1)	985,786

	IT Services (3.7%)
2,425	MasterCard, Inc.	470,523
3,800	Visa, Inc.	248,748

	Total IT Services	719,271

	Life Sciences Tools & Services (1.5%)
6,500	Thermo Fisher Scientific, Inc. (1)	294,320

	Machinery (4.5%)
3,785	Danaher Corp.	231,793

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Machinery (Continued)
4,335	Flowserve Corp.	$350,138
5,800	ITT Corp.	286,520

	Total Machinery	868,451

	Media (1.2%)
7,600	McGraw-Hill Cos., Inc. (The)	238,260

	Multiline Retail (1.3%)
5,100	Kohl’s Corp. (1)	247,605

	Pharmaceuticals (1.3%)
4,800	Teva Pharmaceutical Industries, Ltd. (SP ADR)	256,032

	Road & Rail (1.3%)
8,700	J.B. Hunt Transport Services, Inc.	243,165

	Semiconductors & Semiconductor Equipment (1.1%)
7,300	Broadcom Corp. (1)	206,079

	Software (4.5%)
24,700	Activision Blizzard, Inc. (1)	282,815
25,950	Oracle Corp. (1)	574,273

	Total Software	857,088

	Specialty Retail (3.5%)
10,550	GameStop Corp. (1)	230,940
8,850	Guess?, Inc.	257,269
8,565	Lowe’s Cos., Inc.	192,370

	Total Specialty Retail	680,579

	Tobacco (2.9%)
12,000	Philip Morris International, Inc.	559,200

	Wireless Telecommunication Services (4.7%)
17,450	American Tower Corp. (1)	594,870
13,230	NII Holdings, Inc. - Class B (1)	304,555

	Total Wireless Telecommunication Services	899,425

	Total Common Stock (Cost: $17,721,400) (99.2%)	19,075,165

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$485,659	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $500,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $499,550) (Total Amount to be Received Upon Repurchase $485,660)	$485,659

	Total Short-Term Investments (Cost: $485,659) (2.5%)	485,659

	Total Investments (Cost: $18,207,059) (101.7%)	19,560,824
	Liabilities in Excess of Other Assets (-1.7%)	(334,781)

	Net Assets (100.0%)	$19,226,043

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	1.3%
Beverages	2.0
Biotechnology	3.2
Chemicals	5.1
Communications Equipment	10.3
Computers & Peripherals	6.2
Construction & Engineering	1.1
Consumer Finance	1.0
Diversified Financial Services	3.3
Energy Equipment & Services	7.6
Food & Staples Retailing	2.0
Health Care Equipment & Supplies	4.4
Health Care Providers & Services	8.9
Hotels, Restaurants & Leisure	2.6
Household Products	1.0
IT Services	3.7
Insurance	2.6
Internet Software & Services	5.1
Life Sciences Tools & Services	1.5
Machinery	4.5
Media	1.2
Multiline Retail	1.3
Pharmaceuticals	1.3
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	1.1
Software	4.5
Specialty Retail	3.5
Tobacco	2.9
Wireless Telecommunication Services	4.7
Short-Term Investments	2.5

Total	101.7%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
344,309	Honeywell International, Inc.	$11,947,522

	Capital Markets (1.9%)
94,200	Ameriprise Financial, Inc.	2,618,760
204,900	Lazard, Ltd.	7,579,251

	Total Capital Markets	10,198,011

	Commercial Services & Supplies (1.3%)
257,300	Waste Management, Inc.	7,232,703

	Communications Equipment (1.8%)
1,330,530	Motorola, Inc.	9,526,595

	Computers & Peripherals (7.2%)
881,900	Dell, Inc. (1)	11,799,822
163,657	Hewlett-Packard Co.	7,086,348
165,800	International Business Machines Corp.	19,552,794

	Total Computers & Peripherals	38,438,964

	Consumer Finance (1.5%)
291,350	American Express Co.	8,253,946

	Diversified Consumer Services (0.9%)
296,600	H&R Block, Inc.	4,950,254

	Diversified Financial Services (3.7%)
517,918	JPMorgan Chase & Co.	20,017,531

	Diversified Telecommunication Services (5.5%)
641,900	AT&T, Inc.	16,837,037
3,267,300	Qwest Communications International, Inc.	12,611,778

	Total Diversified Telecommunication Services	29,448,815

	Electric Utilities (2.5%)
423,350	American Electric Power Co., Inc.	13,106,916

	Electronic Equipment, Instruments and Components (4.5%)
1,820,994	Flextronics International, Ltd. (1)	9,687,688
657,575	Tyco Electronics, Ltd.	14,118,135

	Total Electronic Equipment, Instruments and Components	23,805,823

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (1.5%)
193,600	Baker Hughes, Inc.	$7,840,800

	Food & Staples Retailing (1.7%)
265,400	CVS Caremark Corp.	8,885,592

	Food Products (5.9%)
467,100	Dean Foods Co. (1)	9,897,849
542,000	Kraft Foods, Inc.	15,360,280
582,500	Sara Lee Corp.	6,197,800

	Total Food Products	31,455,929

	Health Care Equipment & Supplies (4.3%)
1,240,500	Boston Scientific Corp. (1)	13,322,970
651,200	Hologic, Inc. (1)	9,566,128

	Total Health Care Equipment & Supplies	22,889,098

	Health Care Providers & Services (1.4%)
1,954,250	Tenet Healthcare Corp. (1)	7,719,288

	Household Durables (1.8%)
801,758	Lennar Corp.	9,492,815

	Household Products (3.4%)
310,550	Kimberly-Clark Corp.	18,151,647

	Industrial Conglomerates (4.0%)
672,100	General Electric Co.	9,006,140
409,825	Tyco International, Ltd.	12,384,911

	Total Industrial Conglomerates	21,391,051

	Insurance (3.7%)
456,500	Travelers Cos., Inc. (The)	19,661,455

	Leisure Equipment & Products (2.2%)
658,800	Mattel, Inc.	11,581,704

	Media (5.0%)
839,300	Comcast Corp.	12,471,998
557,300	Interpublic Group of Cos., Inc. (The) (1)	2,903,533
418,216	Time Warner, Inc.	11,149,639

	Total Media	26,525,170

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Metals & Mining (1.8%)
243,050	United States Steel Corp.	$9,661,237

	Oil, Gas & Consumable Fuels (9.3%)
135,200	Anadarko Petroleum Corp.	6,516,640
283,600	Chevron Corp.	19,701,692
125,100	Devon Energy Corp.	7,267,059
340,900	Marathon Oil Corp.	10,994,025
273,200	Valero Energy Corp.	4,917,600

	Total Oil, Gas & Consumable Fuels	49,397,016

	Paper & Forest Products (1.9%)
528,100	MeadWestvaco Corp.	10,292,669

	Personal Products (1.4%)
199,600	Estee Lauder Cos., Inc. (The)	7,273,424

	Pharmaceuticals (7.4%)
459,400	Bristol-Myers Squibb Co.	9,987,356
975,000	Pfizer, Inc.	15,531,750
398,600	Watson Pharmaceuticals, Inc. (1)	13,843,378

	Total Pharmaceuticals	39,362,484

	Semiconductors & Semiconductor Equipment (3.7%)
668,600	Intel Corp.	12,870,550
213,500	KLA-Tencor Corp.	6,806,380

	Total Semiconductors & Semiconductor Equipment	19,676,930

	Software (1.3%)
318,600	CA, Inc.	6,735,204

	Specialty Retail (4.6%)
733,320	Gap, Inc. (The)	11,967,782
489,200	Home Depot, Inc. (The)	12,689,848

	Total Specialty Retail	24,657,630

	Total Common Stock (Cost: $585,528,264) (99.3%)	529,578,223

	Total Investments (Cost: $585,528,264) (99.3%)	529,578,223
	Excess of Other Assets over Liabilities (0.7%)	3,631,771

	Net Assets (100.0%)	$533,209,994

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Capital Markets	1.9
Commercial Services & Supplies	1.3
Communications Equipment	1.8
Computers & Peripherals	7.2
Consumer Finance	1.5
Diversified Consumer Services	0.9
Diversified Financial Services	3.7
Diversified Telecommunication Services	5.5
Electric Utilities	2.5
Electronic Equipment, Instruments and Components	4.5
Energy Equipment & Services	1.5
Food & Staples Retailing	1.7
Food Products	5.9
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	1.4
Household Durables	1.8
Household Products	3.4
Industrial Conglomerates	4.0
Insurance	3.7
Leisure Equipment & Products	2.2
Media	5.0
Metals & Mining	1.8
Oil, Gas & Consumable Fuels	9.3
Paper & Forest Products	1.9
Personal Products	1.4
Pharmaceuticals	7.4
Semiconductors & Semiconductor Equipment	3.7
Software	1.3
Specialty Retail	4.6

Total	99.3%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Airlines (0.5% of Net Assets)
7,400	Continental Airlines, Inc. - Class B (1)	$82,658

	Auto Components (0.9%)
1,000	Autoliv, Inc.	35,810
1,350	BorgWarner, Inc.	44,807
4,300	Tenneco, Inc. (1)	69,531

	Total Auto Components	150,148

	Biotechnology (1.8%)
58,150	Arena Pharmaceuticals, Inc. (1)	296,565

	Capital Markets (6.0%)
13,291	Apollo Investment Corp.	94,632
8,100	Cohen & Steers, Inc.	147,987
8,450	Lazard, Ltd.	312,565
8,450	MF Global, Ltd. (1)	53,911
7,700	Piper Jaffray Cos., Inc. (1)	353,122

	Total Capital Markets	962,217

	Chemicals (2.1%)
2,300	Albemarle Corp.	68,333
6,200	H. B. Fuller Co.	124,992
32,300	PolyOne Corp. (1)	138,567

	Total Chemicals	331,892

	Commercial Banks (1.3%)
15,300	TCF Financial Corp.	216,342

	Commercial Services & Supplies (3.6%)
3,250	Corrections Corp. of America (1)	56,095
36,400	On Assignment, Inc. (1)	153,972
6,690	Republic Services, Inc.	177,954
6,650	Tetra Tech, Inc. (1)	200,298

	Total Commercial Services & Supplies	588,319

	Communications Equipment (0.2%)
5,150	Ixia (1)	38,831

	Computers & Peripherals (4.3%)
5,000	Avid Technology, Inc. (1)	61,250

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Computers & Peripherals (Continued)
42,600	Cray, Inc. (1)	$345,912
86,250	Dot Hill Systems Corp. (1)	71,588
14,450	Intevac, Inc. (1)	166,319
11,150	Silicon Graphics International Corp. (1)	55,973

	Total Computers & Peripherals	701,042

	Construction & Engineering (2.1%)
1,400	Jacobs Engineering Group, Inc. (1)	57,372
7,950	Orion Marine Group, Inc. (1)	177,762
3,350	Shaw Group, Inc. (1)	98,624

	Total Construction & Engineering	333,758

	Diversified Consumer Services (0.6%)
5,400	H&R Block, Inc.	90,126

	Diversified Telecommunication Services (1.9%)
95,650	Cincinnati Bell, Inc. (1)	299,384

	Electrical Equipment (3.1%)
71,350	FuelCell Energy, Inc. (1)	286,113
15,000	GrafTech International, Ltd. (1)	205,950

	Total Electrical Equipment	492,063

	Electronic Equipment, Instruments and Components (1.9%)
11,200	Echelon Corp. (1)	94,976
40,031	Flextronics International, Ltd. (1)	212,965

	Total Electronic Equipment, Instruments and Components	307,941

	Energy Equipment & Services (2.2%)
20,250	Hercules Offshore, Inc. (1)	95,985
21,450	Key Energy Services, Inc. (1)	148,863
39,900	Newpark Resources, Inc. (1)	104,937

	Total Energy Equipment & Services	349,785

	Food Products (2.3%)
19,650	Hain Celestial Group, Inc. (The) (1)	326,386
750	J.M. Smucker Co. (The)	37,523

	Total Food Products	363,909

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (5.0%)
8,750	Invacare Corp.	$178,500
14,750	Synovis Life Technologies, Inc. (1)	227,887
15,850	Thoratec Corp. (1)	398,469

	Total Health Care Equipment & Supplies	804,856

	Health Care Providers & Services (3.7%)
4,500	Catalyst Health Solutions, Inc. (1)	116,010
16,750	Kindred Healthcare, Inc. (1)	235,170
8,290	PharMerica Corp. (1)	173,758
4,550	Triple-S Management Corp. - Class B (1)	77,760

	Total Health Care Providers & Services	602,698

	Health Care Technology (1.1%)
9,350	Eclipsys Corp. (1)	170,170

	Hotels, Restaurants & Leisure (2.9%)
15,350	California Pizza Kitchen, Inc. (1)	253,275
8,000	Isle of Capri Casinos, Inc. (1)	95,120
27,750	Luby’s, Inc. (1)	126,262

	Total Hotels, Restaurants & Leisure	474,657

	Household Durables (1.3%)
3,800	Centex Corp. (1)	41,458
5,250	KB Home	87,622
4,050	Toll Brothers, Inc. (1)	79,218

	Total Household Durables	208,298

	Independent Power Producers & Energy Traders (0.8%)
60,650	Dynegy, Inc. (1)	121,907

	Insurance (6.9%)
7,500	American Financial Group, Inc.	182,925
23,962	Donegal Group, Inc.	377,401
29,747	Hilltop Holdings, Inc. (1)	356,964
29,650	MBIA, Inc. (1)	124,234
1,850	Reinsurance Group of America, Inc.	76,775

	Total Insurance	1,118,299

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	IT Services (0.5%)
46,550	Unisys Corp. (1)	$83,325

	Leisure Equipment & Products (0.4%)
2,400	Pool Corp.	56,688

	Life Sciences Tools & Services (2.1%)
35,900	Albany Molecular Research, Inc. (1)	342,127

	Machinery (6.3%)
8,100	AGCO Corp. (1)	254,826
29,800	Federal Signal Corp.	264,028
1,100	Gardner Denver, Inc. (1)	32,109
5,800	Terex Corp. (1)	88,044
11,000	Wabtec Corp.	370,150

	Total Machinery	1,009,157

	Marine (1.1%)
4,850	Kirby Corp. (1)	179,499

	Media (1.6%)
8,250	CBS Corp. - Class B	67,567
4,450	Interpublic Group of Cos., Inc. (The) (1)	23,185
6,950	Lions Gate Entertainment Corp. (1)	40,727
27,885	Mediacom Communications Corp. (1)	133,569

	Total Media	265,048

	Metals & Mining (1.9%)
3,500	Allegheny Technologies, Inc.	94,780
3,150	Commercial Metals Co.	52,101
3,900	United States Steel Corp.	155,025

	Total Metals & Mining	301,906

	Multi-Utilities (3.2%)
17,350	Avista Corp.	321,322
7,950	NorthWestern Corp.	192,390

	Total Multi-Utilities	513,712

	Oil, Gas & Consumable Fuels (2.5%)
8,250	EXCO Resources, Inc. (1)	113,355
5,350	Tesoro Corp.	70,031

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (Continued)
4,700	Whiting Petroleum Corp. (1)	$216,012

	Total Oil, Gas & Consumable Fuels	399,398

	Paper & Forest Products (1.8%)
19,250	Buckeye Technologies, Inc. (1)	122,238
16,050	Glatfelter Co.	166,117

	Total Paper & Forest Products	288,355

	Pharmaceuticals (1.4%)
17,400	Mylan, Inc. (1)	229,506

	Real Estate Investment Trusts (REITs) (2.0%)
2,450	Hatteras Financial Corp.	69,409
13,800	Medical Properties Trust, Inc.	96,600
10,050	Redwood Trust, Inc.	163,312

	Total Real Estate Investment Trusts (REITs)	329,321

	Real Estate Management & Development (0.5%)
2,150	Jones Lang Lasalle, Inc.	81,614

	Road & Rail (3.7%)
8,900	Con-way, Inc.	405,395
2,800	Saia, Inc. (1)	50,568
10,300	USA Truck, Inc. (1)	148,423

	Total Road & Rail	604,386

	Semiconductors & Semiconductor Equipment (7.6%)
32,674	Brooks Automation, Inc. (1)	193,757
19,250	Fairchild Semiconductor International, Inc. (1)	169,977
6,050	International Rectifier Corp. (1)	100,188
77,600	Lattice Semiconductor Corp. (1)	171,496
3,100	LSI Corp. (1)	16,058
84,800	Mattson Technology, Inc. (1)	128,048
13,600	Micron Technology, Inc. (1)	86,904
8,500	Novellus Systems, Inc. (1)	166,345
9,650	NVIDIA Corp. (1)	124,775
7,750	Teradyne, Inc. (1)	61,070

	Total Semiconductors & Semiconductor Equipment	1,218,618

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (3.3%)
14,650	Cadence Design Systems, Inc. (1)	$86,435
71,500	Novell, Inc. (1)	327,470
8,126	Take-Two Interactive Software, Inc.	77,360
7,300	THQ, Inc. (1)	48,983

	Total Software	540,248

	Specialty Retail (1.0%)
14,000	AnnTaylor Stores Corp. (1)	168,980

	Textiles, Apparel & Luxury Goods (0.3%)
3,750	K-Swiss, Inc.	40,650

	Thrifts & Mortgage Finance (2.5%)
41,200	Bank Mutual Corp.	405,408

	Total Common Stock (Cost: $17,309,798) (100.2%)	16,163,811

	Warrants
	Internet Software & Services (0.0%)
485	Lantronix, Inc., Strike Price $4.68, expire 02/09/11	—

	Total Warrants (Cost: $0) (0.0%)	—

Principal Amount	Short-Term Investments
$28,863	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $30,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $29,973) (Total Amount to be Received Upon Repurchase $28,863)	28,863

	Total Short-Term Investments (Cost: $28,863) (0.2%)	28,863

	Total Investments (Cost: $17,338,661) (100.4%)	16,192,674
	Liabilities in Excess of Other Assets (-0.4%)	(69,790)

	Net Assets (100.0%)	$16,122,884

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Airlines	0.5%
Auto Components	0.9
Biotechnology	1.8
Capital Markets	6.0
Chemicals	2.1
Commercial Banks	1.3
Commercial Services & Supplies	3.6
Communications Equipment	0.2
Computers & Peripherals	4.3
Construction & Engineering	2.1
Diversified Consumer Services	0.6
Diversified Telecommunication Services	1.9
Electrical Equipment	3.1
Electronic Equipment, Instruments and Components	1.9
Energy Equipment & Services	2.2
Food Products	2.3
Health Care Equipment & Supplies	5.0
Health Care Providers & Services	3.7
Health Care Technology	1.1
Hotels, Restaurants & Leisure	2.9
Household Durables	1.3
IT Services	0.5
Independent Power Producers & Energy Traders	0.8
Insurance	6.9
Leisure Equipment & Products	0.4
Life Sciences Tools & Services	2.1
Machinery	6.3
Marine	1.1
Media	1.6
Metals & Mining	1.9
Multi-Utilities	3.2
Oil, Gas & Consumable Fuels	2.5
Paper & Forest Products	1.8
Pharmaceuticals	1.4
Real Estate Investment Trusts (REITs)	2.0
Real Estate Management & Development	0.5
Road & Rail	3.7
Semiconductors & Semiconductor Equipment	7.6
Software	3.3
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	0.3
Thrifts & Mortgage Finance	2.5
Short-Term Investments	0.2

Total	100.4%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Select Equities Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Air Freight & Logistics (6.8% of Net Assets)
474,924	C.H. Robinson Worldwide, Inc.	$25,897,606
299,211	Expeditors International of Washington, Inc.	10,152,229

	Total Air Freight & Logistics	36,049,835

	Biotechnology (10.8%)
212,502	Cephalon, Inc. (1)	12,463,242
383,802	Genzyme Corp. (1)	19,915,486
509,685	Gilead Sciences, Inc. (1)	24,938,887

	Total Biotechnology	57,317,615

	Chemicals (4.7%)
298,115	Monsanto Co.	25,041,660

	Communications Equipment (7.8%)
638,608	Qualcomm, Inc.	29,510,076
158,167	Research In Motion, Ltd. (1)	12,020,692

	Total Communications Equipment	41,530,768

	Computers & Peripherals (4.9%)
160,430	Apple, Inc. (1)	26,212,658

	Construction & Engineering (2.0%)
450,300	Quanta Services, Inc. (1)	10,496,493

	Diversified Financial Services (2.5%)
143,063	IntercontinentalExchange, Inc. (1)	13,456,506

	Electrical Equipment (1.8%)
225,472	Rockwell Automation, Inc.	9,336,795

	Energy Equipment & Services (7.9%)
220,569	FMC Technologies, Inc. (1)	9,594,751
340,465	Oceaneering International, Inc. (1)	17,336,478
282,516	Schlumberger, Ltd.	15,114,606

	Total Energy Equipment & Services	42,045,835

	Food & Staples Retailing (2.4%)
254,824	Costco Wholesale Corp.	12,613,788

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (5.6%)
59,115	Intuitive Surgical, Inc. (1)	$13,438,022
465,427	Varian Medical Systems, Inc. (1)	16,415,610

	Total Health Care Equipment & Supplies	29,853,632

	Health Care Technology (3.9%)
318,963	Cerner Corp. (1)	20,758,112

	Hotels, Restaurants & Leisure (3.2%)
481,457	Yum! Brands, Inc.	17,072,465

	Household Products (3.8%)
368,655	Procter & Gamble Co. (The)	20,464,039

	Insurance (1.6%)
168,300	ACE, Ltd.	8,256,798

	Internet & Catalog Retail (4.4%)
274,410	Amazon.com, Inc. (1)	23,533,402

	Internet Software & Services (5.6%)
203,364	Akamai Technologies, Inc. (1)	3,343,304
59,679	Google, Inc. (1)	26,440,781

	Total Internet Software & Services	29,784,085

	IT Services (5.5%)
460,346	Cognizant Technology Solutions Corp. (1)	13,621,638
242,806	Visa, Inc.	15,894,081

	Total IT Services	29,515,719

	Life Sciences Tools & Services (2.7%)
310,600	Life Technologies Corp. (1)	14,141,618

	Machinery (2.8%)
183,030	Flowserve Corp.	14,783,333

	Oil, Gas & Consumable Fuels (2.6%)
196,700	Occidental Petroleum Corp.	14,032,578

	Pharmaceuticals (2.6%)
257,200	Allergan, Inc.	13,742,196

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (0.8%)
331,401	Marvell Technology Group, Ltd. (1)	$4,420,889

	Software (1.5%)
183,737	Salesforce.com, Inc. (1)	7,963,162

	Total Common Stock (Cost: $484,351,353) (98.2%)	522,423,981

Principal Amount	Short-Term Investments
$6,848,623	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $6,995,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $6,988,705) (Total Amount to be Received Upon Repurchase $6,848,634)	6,848,623

	Total Short-Term Investments (Cost: $6,848,623) (1.3%)	6,848,623

	Total Investments (Cost: $491,199,976) (99.5%)	529,272,604
	Excess of Other Assets over Liabilities (0.5%)	2,544,512

	Net Assets (100.0%)	$531,817,116

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Air Freight & Logistics	6.8%
Biotechnology	10.8
Chemicals	4.7
Communications Equipment	7.8
Computers & Peripherals	4.9
Construction & Engineering	2.0
Diversified Financial Services	2.5
Electrical Equipment	1.8
Energy Equipment & Services	7.9
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	5.6
Health Care Technology	3.9
Hotels, Restaurants & Leisure	3.2
Household Products	3.8
IT Services	5.5
Insurance	1.6
Internet & Catalog Retail	4.4
Internet Software & Services	5.6
Life Sciences Tools & Services	2.7
Machinery	2.8
Oil, Gas & Consumable Fuels	2.6
Pharmaceuticals	2.6
Semiconductors & Semiconductor Equipment	0.8
Software	1.5
Short-Term Investments	1.3

Total	99.5%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Beverages (0.9% of Net Assets)
55,740	Hansen Natural Corp. (1)	$1,728,497

	Biotechnology (9.6%)
233,600	Arena Pharmaceuticals, Inc. (1)	1,191,360
241,300	Human Genome Sciences, Inc. (1)	3,450,590
140,200	InterMune, Inc. (1)	2,142,256
85,200	Isis Pharmaceuticals, Inc. (1)	1,557,456
61,700	Medivation, Inc. (1)	1,527,075
43,300	OncoGenex Pharmaceutical, Inc. (1)	1,263,494
163,200	Orexigen Therapeutics, Inc. (1)	1,334,976
232,400	Poniard Pharmaceuticals, Inc. (1)	1,675,604
133,547	Progenics Pharmaceuticals, Inc. (1)	758,547
73,500	Vertex Pharmaceuticals, Inc. (1)	2,646,735

	Total Biotechnology	17,548,093

	Commercial Banks (3.7%)
93,700	Signature Bank (1)	2,762,276
550,266	Wilshire Bancorp, Inc.	4,049,958

	Total Commercial Banks	6,812,234

	Commercial Services & Supplies (4.8%)
75,411	Clean Harbors, Inc. (1)	3,934,192
218,660	Resources Connection, Inc. (1)	3,301,766
109,600	Team, Inc. (1)	1,595,776

	Total Commercial Services & Supplies	8,831,734

	Communications Equipment (1.4%)
364,334	Infinera Corp. (1)	2,466,541

	Computers & Peripherals (0.5%)
91,200	3PAR, Inc. (1)	874,608

	Construction & Engineering (4.1%)
218,950	Insituform Technologies, Inc. (1)	4,028,680
99,964	Northwest Pipe Co. (1)	3,476,748

	Total Construction & Engineering	7,505,428

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Distributors (1.7%)
175,800	LKQ Corp. (1)	$3,153,852

	Diversified Consumer Services (1.4%)
135,693	K12, Inc. (1)	2,546,958

	Diversified Financial Services (1.6%)
104,709	MSCI, Inc. (1)	2,926,616

	Electrical Equipment (1.1%)
55,387	Powell Industries, Inc. (1)	1,974,547

	Electronic Equipment, Instruments & Components (0.8%)
28,700	Itron, Inc. (1)	1,497,279

	Energy Equipment & Services (3.1%)
31,400	Core Laboratories N.V.	2,699,144
56,663	Oceaneering International, Inc. (1)	2,885,280

	Total Energy Equipment & Services	5,584,424

	Food Products (1.0%)
303,000	Smart Balance, Inc. (1)	1,857,390

	Health Care Equipment & Supplies (6.9%)
498,386	Dexcom, Inc. (1)	3,219,574
523,201	Hansen Medical, Inc. (1)	2,155,588
310,037	MAKO Surgical Corp. (1)	2,715,924
2,913,900	Sirius XM Radio, Inc. (1)	1,311,255
125,111	Thoratec Corp. (1)	3,145,290

	Total Health Care Equipment & Supplies	12,547,631

	Health Care Providers & Services (2.8%)
111,900	Catalyst Health Solutions, Inc. (1)	2,884,782
83,200	Psychiatric Solutions, Inc. (1)	2,248,064

	Total Health Care Providers & Services	5,132,846

	Health Care Technology (0.7%)
93,133	Vital Images, Inc. (1)	1,242,394

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (3.7%)
53,400	California Pizza Kitchen, Inc. (1)	$881,100
60,800	Ctrip.com International, Ltd. (ADR)(1)	3,116,000
166,553	Home Inns & Hotels Management, Inc. (ADR)(1)	2,664,848

	Total Hotels, Restaurants & Leisure	6,661,948

	Insurance (3.8%)
244,086	First Mercury Financial Corp. (1)	3,527,043
137,597	Tower Group, Inc.	3,435,797

	Total Insurance	6,962,840

	Internet & Catalog Retail (1.7%)
166,100	PetMed Express, Inc. (1)	3,082,816

	Internet Software & Services (5.7%)
164,042	Mercadolibre, Inc. (1)	4,727,691
93,985	SINA Corp. (1)	3,118,422
156,522	Vocus, Inc. (1)	2,632,700

	Total Internet Software & Services	10,478,813

	IT Services (1.7%)
148,400	Euronet Worldwide, Inc. (1)	3,122,336

	Leisure Equipment & Products (0.6%)
365,004	Leapfrog Enterprises, Inc. (1)	1,040,261

	Life Sciences Tools & Services (2.1%)
44,878	Luminex Corp. (1)	792,994
286,524	WuXi PharmaTech (Cayman), Inc. (ADR)(1)	3,065,807

	Total Life Sciences Tools & Services	3,858,801

	Machinery (1.2%)
110,348	Chart Industries, Inc. (1)	2,125,302

	Media (1.9%)
63,800	DreamWorks Animation SKG, Inc. (1)	2,010,338
236,517	Lions Gate Entertainment Corp. (1)	1,385,990

	Total Media	3,396,328

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (7.0%)
38,500	Contango Oil & Gas Co. (1)	$1,786,015
116,435	Plains Exploration & Production Co. (1)	3,335,863
174,189	Swift Energy Co. (1)	3,431,523
89,755	Whiting Petroleum Corp. (1)	4,125,140

	Total Oil, Gas & Consumable Fuels	12,678,541

	Pharmaceuticals (4.6%)
122,200	Cypress Bioscience, Inc. (1)	1,080,248
203,365	Inspire Pharmaceuticals, Inc. (1)	988,354
110,929	MAP Pharmaceuticals, Inc. (1)	1,130,366
282,900	Mylan, Inc. (1)	3,731,451
73,200	XenoPort, Inc. (1)	1,486,692

	Total Pharmaceuticals	8,417,111

	Road & Rail (1.8%)
158,480	Kansas City Southern (1)	3,218,729

	Semiconductors & Semiconductor Equipment (1.0%)
96,400	Cavium Networks, Inc. (1)	1,819,068

	Software (12.4%)
100,300	ANSYS, Inc. (1)	3,135,378
127,018	ArcSight, Inc. (1)	2,409,532
53,000	Concur Technologies, Inc. (1)	1,827,970
76,873	DemandTec, Inc. (1)	684,938
100,242	Longtop Financial Technologies, Ltd. (ADR)(1)	2,799,759
163,700	Nuance Communications, Inc. (1)	2,160,840
415,300	Take-Two Interactive Software, Inc.	3,953,656
73,395	Ultimate Software Group, Inc. (The) (1)	1,878,912
245,500	VanceInfo Technologies, Inc. (ADR)(1)	3,719,325

	Total Software	22,570,310

	Textiles, Apparel & Luxury Goods (0.8%)
66,664	True Religion Apparel, Inc. (1)	1,490,607

	Wireless Telecommunication Services (1.0%)
223,567	Clearwire Corp. (1)	1,810,893

	Total Common Stock (Cost: $184,589,422) (97.1%)	176,965,776

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments
$7,205,276	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $7,360,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $7,353,376) (Total Amount to be Received Upon Repurchase $7,205,288)	7,205,276

	Total Short-Term Investments (Cost: $7,205,276) (3.9%)	7,205,276

	Total Investments (Cost: $191,794,698) (101.0%)	184,171,052
	Liabilities in Excess of Other Assets (-1.0%)	(1,882,730)

	Net Assets (100.0%)	$182,288,322

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Beverages	0.9%
Biotechnology	9.6
Commercial Banks	3.7
Commercial Services & Supplies	4.8
Communications Equipment	1.4
Computers & Peripherals	0.5
Construction & Engineering	4.1
Distributors	1.7
Diversified Consumer Services	1.4
Diversified Financial Services	1.6
Electrical Equipment	1.1
Electronic Equipment, Instruments and Components	0.8
Energy Equipment & Services	3.1
Food Products	1.0
Health Care Equipment & Supplies	6.9
Health Care Providers & Services	2.8
Health Care Technology	0.7
Hotels, Restaurants & Leisure	3.7
IT Services	1.7
Insurance	3.8
Internet & Catalog Retail	1.7
Internet Software & Services	5.7
Leisure Equipment & Products	0.6
Life Sciences Tools & Services	2.1
Machinery	1.2
Media	1.9
Oil, Gas & Consumable Fuels	7.0
Pharmaceuticals	4.6
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	1.0
Software	12.4
Textiles, Apparel & Luxury Goods	0.8
Wireless Telecommunication Services	1.0
Short-Term Investments	3.9

Total	101.0%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.2% of Net Assets)
36,035	Alliant Techsystems, Inc. (1)	$2,836,675
479,460	Hexcel Corp. (1)	4,895,287
99,400	Rockwell Collins, Inc.	4,194,680

	Total Aerospace & Defense	11,926,642

	Auto Components (1.6%)
193,128	WABCO Holdings, Inc.	3,671,363

	Beverages (1.9%)
94,400	Molson Coors Brewing Co. - Class B	4,267,824

	Capital Markets (7.0%)
179,880	Federated Investors, Inc. - Class B	4,664,288
195,235	Invesco, Ltd.	3,855,891
264,033	Knight Capital Group, Inc. (1)	4,903,093
40,600	Northern Trust Corp.	2,428,286

	Total Capital Markets	15,851,558

	Chemicals (4.3%)
200,130	Cytec Industries, Inc.	5,023,263
134,040	International Flavors & Fragrances, Inc.	4,726,250

	Total Chemicals	9,749,513

	Commercial Banks (2.9%)
200,576	First Horizon National Corp. (1)	2,571,384
452,470	KeyCorp	2,615,277
17,500	SunTrust Banks, Inc.	341,250
311,770	Synovus Financial Corp.	1,094,313

	Total Commercial Banks	6,622,224

	Computers & Peripherals (0.6%)
96,370	QLogic Corp. (1)	1,257,628

	Construction & Engineering (1.1%)
61,195	Jacobs Engineering Group, Inc. (1)	2,507,771

	Containers & Packaging (1.8%)
164,100	Pactiv Corp. (1)	4,132,038

	Electric Utilities (1.3%)
163,240	Hawaiian Electric Industries, Inc.	2,917,099

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments and Components (3.2%)
175,600	Agilent Technologies, Inc. (1)	$4,077,432
135,400	Avnet, Inc. (1)	3,303,760

	Total Electronic Equipment, Instruments and Components	7,381,192

	Energy Equipment & Services (3.7%)
118,800	Cameron International Corp. (1)	3,710,124
250,900	Weatherford International, Ltd. (1)	4,706,884

	Total Energy Equipment & Services	8,417,008

	Food Products (3.9%)
110,600	H.J. Heinz Co.	4,253,676
91,100	J.M. Smucker Co. (The)	4,557,733

	Total Food Products	8,811,409

	Health Care Equipment & Supplies (2.3%)
37,600	Beckman Coulter, Inc.	2,368,424
43,205	Edwards Lifesciences Corp. (1)	2,826,039

	Total Health Care Equipment & Supplies	5,194,463

	Health Care Technology (1.8%)
64,400	Cerner Corp. (1)	4,191,152

	Hotels, Restaurants & Leisure (3.3%)
209,100	Burger King Holdings, Inc.	3,558,882
187,189	Marriott International, Inc.	4,032,043

	Total Hotels, Restaurants & Leisure	7,590,925

	Household Durables (3.0%)
189,180	Lennar Corp.	2,239,891
70,085	Snap-on, Inc.	2,497,129
110,300	Toll Brothers, Inc. (1)	2,157,468

	Total Household Durables	6,894,488

	Insurance (7.8%)
98,860	Arch Capital Group, Ltd. (1)	6,148,104
114,870	Assurant, Inc.	2,931,482
45,600	PartnerRe, Ltd.	3,127,704
219,087	Willis Group Holdings, Ltd.	5,459,648

	Total Insurance	17,666,938

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (2.0%)
100,360	Thermo Fisher Scientific, Inc. (1)	$4,544,301

	Machinery (5.7%)
123,750	Dover Corp.	4,208,738
119,497	Joy Global, Inc.	4,442,898
80,510	SPX Corp.	4,252,538

	Total Machinery	12,904,174

	Metals & Mining (1.8%)
249,900	Commercial Metals Co.	4,133,346

	Multi-Utilities (5.5%)
105,940	Consolidated Edison, Inc.	4,169,798
100,000	PG&E Corp.	4,037,000
100,045	Wisconsin Energy Corp.	4,298,934

	Total Multi-Utilities	12,505,732

	Multiline Retail (1.6%)
254,880	Macy’s, Inc.	3,545,381

	Oil, Gas & Consumable Fuels (5.1%)
64,000	Consol Energy, Inc.	2,273,920
79,080	Murphy Oil Corp.	4,602,456
194,700	Petrohawk Energy Corp. (1)	4,727,316

	Total Oil, Gas & Consumable Fuels	11,603,692

	Semiconductors & Semiconductor Equipment (9.4%)
171,650	Analog Devices, Inc.	4,698,061
185,500	Broadcom Corp. (1)	5,236,665
304,045	Maxim Integrated Products, Inc.	5,387,677
264,000	ON Semiconductor Corp. (1)	1,927,200
304,313	Verigy, Ltd. (1)	4,044,320

	Total Semiconductors & Semiconductor Equipment	21,293,923

	Specialty Retail (4.5%)
116,500	Abercrombie & Fitch Co.	3,330,735
244,000	American Eagle Outfitters, Inc.	3,511,160
99,400	Bed Bath & Beyond, Inc. (1)	3,454,150

	Total Specialty Retail	10,296,045

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (4.6%)
221,391	Hudson City Bancorp, Inc.	$3,112,757
324,521	New York Community Bancorp, Inc.	3,550,260
236,348	People’s United Financial, Inc.	3,840,655

	Total Thrifts & Mortgage Finance	10,503,672

	Total Common Stock (Cost: $218,330,429) (96.9%)	220,381,501

Principal Amount	Short-Term Investments
$10,296,602	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $10,515,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $10,505,537) (Total Amount to be Received Upon Repurchase $10,296,619)	10,296,602

	Total Short-Term Investments (Cost: $10,296,602) (4.5%)	10,296,602

	Total Investments (Cost: $228,627,031) (101.4%)	230,678,103
	Liabilities in Excess of Other Assets (-1.4%)	(3,192,930)

	Net Assets (100.0%)	$227,485,173

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	5.2%
Auto Components	1.6
Beverages	1.9
Capital Markets	7.0
Chemicals	4.3
Commercial Banks	2.9
Computers & Peripherals	0.6
Construction & Engineering	1.1
Containers & Packaging	1.8
Electric Utilities	1.3
Electronic Equipment, Instruments and Components	3.2
Energy Equipment & Services	3.7
Food Products	3.9
Health Care Equipment & Supplies	2.3
Health Care Technology	1.8
Hotels, Restaurants & Leisure	3.3
Household Durables	3.0
Insurance	7.8
Life Sciences Tools & Services	2.0
Machinery	5.7
Metals & Mining	1.8
Multi-Utilities	5.5
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	5.1
Semiconductors & Semiconductor Equipment	9.4
Specialty Retail	4.5
Thrifts & Mortgage Finance	4.6
Short-Term Investments	4.5

Total	101.4%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (45.9% of Net Assets)
186,111	TCW Core Fixed Income Fund - I Class(1)	$1,909,497

	Diversified Money Market Funds (6.9%)
288,407	TCW Money Market Fund - I Class, 2.28%(1)	288,407

	Diversified U.S. Equity Funds (19.9%)
78,781	TCW Relative Value Large Cap Fund - I Class(1)	827,989

	Non-Diversified U.S. Equity Funds (26.6%)
67,560	TCW Large Cap Growth Fund - I Class(1)	1,108,656

	Total Investment Companies (Cost: $3,823,001) (99.3%)	4,134,549

	Total Investments (Cost: $3,823,001) (99.3%)	4,134,549
	Excess of Other Assets over Liabilities (0.7%)	27,469

	Net Assets (100.0%)	$4,162,018

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	45.9%
Diversified Money Market Funds	6.9
Diversified U.S. Equity Funds	19.9
Non-Diversified U.S. Equity Funds	26.6

Total	99.3%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Moderate Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (33.9% of Net Assets)
44,373	TCW Core Fixed Income Fund - I Class(1)	$455,266
18,692	TCW High Yield Bond Fund - I Class(1)	104,116

	Total Diversified Fixed Income Funds	559,382

	Diversified U.S. Equity Funds (25.0%)
39,179	TCW Relative Value Large Cap Fund - I Class(1)	411,776

	Exchange-Traded Funds (13.3%)
1,570	iShares S&P Global Infrastructure Index Fund	48,748
5,540	PowerShares Water Resources Portfolio	86,424
8,065	PowerShares WilderHill Clean Energy Portfolio(2)	85,086

	Total Exchange-Traded Funds	220,258

	Non-Diversified U.S. Equity Funds (26.6%)
10,327	TCW Growth Equities Fund - I Class(1) (2)	106,782
13,769	TCW Large Cap Growth Fund - I Class(1) (2)	225,943
7,807	TCW Value Opportunities Fund - I Class(1)	106,180

	Total Non-Diversified U.S. Equity Funds	438,905

	Total Investment Companies (Cost: $1,534,604) (98.8%)	1,630,321

	Total Investments (Cost: $1,534,604) (98.8%)	1,630,321
	Excess of Other Assets over Liabilities (1.2%)	19,089

	Net Assets (100.0%)	$1,649,410

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Moderate Allocation Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	33.9%
Diversified U.S. Equity Funds	25.0
Exchange-Traded Funds	13.3
Non-Diversified U.S. Equity Funds	26.6

Total	98.8%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Aggressive Allocation Fund

Schedule of Investments (Unaudited)	July 31, 2009

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (20.9% of Net Assets)
16,391	TCW Relative Value Large Cap Fund - I Class(1)	$172,267

	Diversified U.S. Fixed Income Funds (15.1%)
12,109	TCW Core Fixed Income Fund - I Class(1)	124,241

	Exchange-Traded Funds (33.9%)
2,620	iShares MSCI EAFE Index Fund	132,074
1,920	iShares S&P Global Infrastructure Index Fund	59,616
3,660	PowerShares Water Resources Portfolio	57,096
2,930	PowerShares WilderHill Clean Energy Portfolio(2)	30,912

	Total Exchange-Traded Funds	279,698

	Non-Diversified International Fixed Income Funds (8.0%)
9,234	TCW Emerging Markets Income Fund - I Class(1)	65,466

	Non-Diversified U.S. Equity Funds (21.9%)
4,207	TCW Growth Equities Fund - I Class(1)	43,505
5,852	TCW Large Cap Growth Fund - I Class(1) (2)	96,032
3,038	TCW Value Opportunities Fund - I Class(1)	41,313

	Total Non-Diversified U.S. Equity Funds	180,850

	Total Investment Companies (Cost: $715,316) (99.8%)	822,522

	Total Investments (Cost: $715,316) (99.8%)	822,522
	Excess of Other Assets over Liabilities (0.2%)	2,031

	Net Assets (100.0%)	$824,553

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Aggressive Allocation Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	20.9%
Diversified U.S. Fixed Income Funds	15.1
Exchange-Traded Funds	33.9
Non-Diversified International Fixed Income Funds	8.0
Non-Diversified U.S. Equity Funds	21.9

Total	99.8%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	July 31, 2009

Note 1 – Organization

TCW Funds, Inc., a Maryland corporation (the ‘‘Company’’), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 20 no-load mutual funds (the ‘‘Funds’’). TCW Investment Management Company (the ‘‘Advisor’’) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 14 Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.
Non-Diversified U.S. Equity Funds

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 30 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified U.S. Equity Funds

TCW Dividend Focused Fund	Seeks high level of dividend income by investing at least 80% of the value of its net assets in equity securities of issuers which pay dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative Allocation Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate Allocation Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds including funds that invest in high yield securities.

TCW Aggressive Allocation Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds including emerging markets.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Investments of Allocation Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance for identifying circumstances that indicate a transaction is not orderly.

The Funds, with the exception of the TCW Balanced Fund, had all long-term investments at Level 1, with the corresponding industries as represented in the schedule of investments, and all short-term investments at Level 2, as of July 31, 2009.

The following is a summary of the inputs used as of July 31, 2009 in valuing the TCW Balanced Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Agency Obligations	$—	$1,809,765	$—	$1,809,765
U.S. Treasury Bonds	313,894	—	—	313,894
U.S. Treasury Notes	1,256,528	—	—	1,256,528

Total Fixed Income Securities	1,570,422	1,809,765	—	3,380,187

Aerospace & Defense	91,261	—	—	91,261
Capital Markets	80,404	—	—	80,404
Commercial Services & Supplies	49,755	—	—	49,755
Communications Equipment	73,318	—	—	73,318
Computers & Peripherals	315,598	—	—	315,598
Consumer Finance	64,309	—	—	64,309
Diversified Consumer Services	38,721	—	—	38,721
Diversified Financial Services	168,127	—	—	168,127
Diversified Telecommunication Services	241,195	—	—	241,195
Electric Utilities	105,574	—	—	105,574
Electronic Equipment, Instruments and Components	183,709	—	—	183,709
Energy Equipment & Services	62,370	—	—	62,370
Food & Staples Retailing	62,608	—	—	62,608
Food Products	256,148	—	—	256,148
Health Care Equipment & Supplies	181,578	—	—	181,578
Health Care Providers & Services	68,533	—	—	68,533
Household Durables	76,806	—	—	76,806
Household Products	145,541	—	—	145,541
Industrial Conglomerates	166,091	—	—	166,091
Insurance	154,621	—	—	154,621
Leisure Equipment & Products	91,240	—	—	91,240
Media	212,152	—	—	212,152
Metals & Mining	73,538	—	—	73,538
Oil, Gas & Consumable Fuels	394,671	—	—	394,671
Paper & Forest Products	89,459	—	—	89,459
Personal Products	55,753	—	—	55,753
Pharmaceuticals	316,682	—	—	316,682
Semiconductors & Semiconductor Equipment	158,730	—	—	158,730
Software	53,061	—	—	53,061
Specialty Retail	196,839	—	—	196,839

Total Common Stock	4,228,392	—	—	4,228,392

Short-Term Investments	—	297,860	—	297,860

Total Short-Term Investments	—	297,860	—	297,860

Total Investments	5,798,814	2,107,625	—	7,906,439

Total	$5,798,814	$2,107,625	$—	$7,906,439

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at July 31, 2009.

Note 3 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2009, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Balanced Fund	TCW Dividend Focused Fund	TCW Focused Equities Fund	TCW Growth Fund
Unrealized Appreciation	$354	$44,935	$4,609	$60
Unrealized (Depreciation)	(1,122)	(131,244)	(4,698)	(102)

Net Unrealized Depreciation	$(768)	$(86,309)	$(89)	$(42)

Cost of Investments for Federal Income Tax Purposes	$8,674	$694,507	$62,126	$831

	TCW Growth Equities Fund	TCW Large Cap Growth Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Small Cap Fund
Unrealized Appreciation	$5,673	$1,515	$34,099	$2,752
Unrealized (Depreciation)	(3,203)	(776)	(98,073)	(4,303)

Net Unrealized Appreciation (Depreciation)	$2,470	$739	$(63,974)	$(1,551)

Cost of Investments for Federal Income Tax Purposes	$28,604	$18,822	$593,552	$17,744

	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Value Opportunities Fund	TCW Conservative Allocation Fund
Unrealized Appreciation	$78,923	$14,432	$17,921	$310
Unrealized (Depreciation)	(44,767)	(22,301)	(23,666)	—

Net Unrealized Appreciation (Depreciation)	$34,156	$(7,869)	$(5,745)	$310

Cost of Investments for Federal Income Tax Purposes	$495,117	$192,040	$236,423	$3,825

	TCW Moderate Allocation Fund	TCW Aggressive Allocation Fund
Unrealized Appreciation	$100	$73
Unrealized (Depreciation)	(131)	—

Net Unrealized Appreciation (Depreciation)	$(31)	$73

Cost of Investments for Federal Income Tax Purposes	$1,661	$750

The Funds are subject to the provisions of FASB Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at July 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the nine months ended July 31, 2009. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 – Transactions with Affiliates

The summary of Allocation Funds transactions in the securities of affiliated issuers for the period ended November 1, 2008 through July 31, 2009 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)
TCW Conservative Allocation Fund
TCW Core Fixed Income Fund	51,402	143,836	9,127	186,111	$1,910
TCW Large Cap Growth Fund	—	68,951	1,391	67,560	1,109
TCW Money Market Fund	253,641	586,489	551,723	288,407	288
TCW Relative Value Large Cap Fund	—	99,653	20,872	78,781	828
TCW Spectrum Fund	42,511	61,418	103,929	—	—

Total					$4,135

TCW Moderate Allocation Fund
TCW Core Fixed Income Fund	20,182	41,422	17,231	44,373	$455
TCW Growth Equities Fund	2,965	9,650	2,288	10,327	107
TCW High Yield Bond Fund	6,991	15,954	4,253	18,692	104
TCW Large Cap Growth Fund	6,054	11,765	4,050	13,769	226
TCW Relative Value Large Cap Fund	16,436	33,498	10,755	39,179	412
TCW Value Opportunities Fund	3,398	6,738	2,329	7.807	106

Total					$1,410

TCW Aggressive Allocation Fund
TCW Core Fixed Income Fund	8,068	16,532	12,491	12,109	$124
TCW Emerging Markets Income Fund	2,812	8,754	2,332	9,234	66
TCW Growth Equities	718	4,620	1,131	4,207	44
TCW International Equities Fund	4,701	1,811	6,512	—	—
TCW Large Cap Growth Fund	3,235	8,388	5,771	5,852	96
TCW Relative Value Large Cap Fund	4,109	15,548	3,266	16,391	172
TCW Value Opportunities Fund	543	3,299	804	3,038	41

Total					$543

Note 5 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2009.

Note 6 – Subsequent Events

In accordance with the provisions set forth in FASB SFAS No. 165 Subsequent Events, adopted by the Funds as of July 31, 2009, the Advisor has evaluated the possibility of subsequent events existing in this report through September 21, 2009. The Advisor has determined that there are no material events that would require disclosure in this report through this date.

FIXED INCOME FUNDS

TCW Money Market Fund

Schedule of Investments (Unaudited)	July 31, 2009

Principal Amount	Short-Term Investments	Value (1)
	Commercial Paper (13.2% of Net Assets)
$103,000	Barclays Bank PLC, 1.066%, due 08/10/09	$103,000
10,000,000	BASF Aktiengesellschaft, (144A), 1.05%, due 10/07/09(2)	9,981,041
2,000,000	BNP Paribas Finance, Inc., 0.22%, due 08/03/09	2,000,000
8,000,000	Koch Resources LLC, (144A), 0.24%, due 08/25/09(2)	7,998,827
4,000,000	Pacific Life Insurance Co., (144A), 0.25%, due 08/04/09(2)	3,999,972
5,000,000	Wells Fargo Bank N.A., 0.389%, due 08/19/09	5,000,113

	Total Commercial Paper (Cost $29,082,953)	29,082,953

	Corporate Fixed Income Securities (54.8%)
2,575,000	3M Co., 5.125%, due 11/06/09	2,606,172
4,019,000	AT&T, Inc., 4.125%, due 09/15/09	4,035,402
4,440,000	Bank of New York Mellon Corp., 7.3%, due 12/01/09	4,536,017
1,186,000	Bear Stearns Cos. LLC, 0.843%, due 08/21/09	1,185,941
350,000	Becton Dickinson and Co., 7.15%, due 10/01/09	353,705
4,647,000	BellSouth Corp., 4.2%, due 09/15/09	4,666,267
5,972,000	Berkshire Hathaway Finance Corp., 4.125%, due 01/15/10	6,068,271
1,683,000	Caterpillar Financial Services Corp., 1.006%, due 08/11/09	1,683,243
5,000,000	Citigroup Funding, Inc., 0.3%, due 08/07/09	4,999,833
10,000,000	Countrywide Home Loans, Inc., 4.125%, due 09/15/09	10,023,288
2,554,000	Du Pont (E.I.) de Nemours & Co., 6.875%, due 10/15/09	2,586,594
10,000,000	Federal Home Loan Bank, 0.5%, due 06/15/10	10,000,000
10,000,000	Federal Home Loan Mortgage Corp., 3.125%, due 02/04/10	10,105,198
1,000,000	FIA Card Services N.A., 4.625%, due 08/03/09	1,000,000
1,301,000	General Electric Capital Corp., 4.125%, due 09/01/09	1,304,739
2,500,000	General Electric Capital Corp., 4.625%, due 09/15/09	2,511,650
3,500,000	Goldman Sachs Group, Inc. (The), 0.753%, due 10/23/09	3,499,033
7,688,000	Goldman Sachs Group, Inc. (The), 7.35%, due 10/01/09	7,771,020
500,000	International Business Machines Corp., 4.25%, due 09/15/09	502,230
1,000,000	JPMorgan Chase & Co., 0.25%, due 08/07/09	999,972
954,000	JPMorgan Chase & Co., 0.785%, due 10/02/09	953,850
2,600,000	Procter & Gamble Co. (The), 6.875%, due 09/15/09	2,619,506
7,675,000	Procter & Gamble International Funding SCA, 1.046%, due 08/19/09	7,676,652
3,000,000	Siemens Financieringsmaatschappij N.V., (144A), 0.956%, due 08/14/09(2)	3,000,469
10,000,000	Toyota Motor Credit Corp., 0.67%, due 09/11/09	10,000,000
550,000	Wal-Mart Stores, Inc., 4%, due 01/15/10	558,598
1,000,000	Wal-Mart Stores, Inc., 4.125%, due 07/01/10	1,030,721
8,117,000	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	8,126,916
500,000	Walt Disney Co. (The), 0.75%, due 09/10/09	500,239
3,000,000	Wells Fargo & Co., 0.32%, due 08/03/09	3,000,000

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$2,725,000	Wells Fargo & Co., 0.729%, due 09/15/09	$2,725,964

	Total Corporate Fixed Income Securities (Cost $120,631,490)	120,631,490

Number of Shares
	Money Market Investments (9.9%)
10,945,500	BlackRock Liquidity TempFund Portfolio, 0.313%	10,945,500
10,965,500	JPMorgan Prime Money Market Fund, 0.32%	10,965,500

	Total Money Market Investments (Cost $21,911,000)	21,911,000

Principal Amount
	Repurchase Agreements (21.8%)
$48,016,000	Calyon, 0.21%, due 08/03/09 (collateralized by a $4,000 Freddie Mac, due 02/22/10 valued at $3,993; $48,770,000 Federal Home Loan Bank, due 04/30/10 valued at $48,876,806) (Total Amount to be Received Upon Repurchase $48,016,840)	48,016,000
1,096	State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $5,000, U.S. Treasury Bill, 0.13%, due 11/12/09 valued at $4,998) (Total Amount to be Received Upon Repurchase $1,096)	1,096

	Total Repurchase Agreements (Cost $48,017,096)	48,017,096

	Total Short-Term Investments (Cost: $219,642,539) (99.7%)	219,642,539

	Total Investments (Cost: $219,642,539) (99.7%)	219,642,539
	Excess of Other Assets over Liabilities (0.3%)	711,878

	Net Assets (100.0%)	$220,354,417

Notes to the Schedule of Investments:

(1)	Amortized Cost (See Note 2 under “Security Valuation”).

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $24,980,309 or 11.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Money Market Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Automotive	4.5%
Banking	10.1
Chemicals	5.7
Commercial Services	2.6
Computer & Data Processing Services	0.2
Cosmetic & Personal Care	4.7
Financial Services	14.2
Insurance	4.6
Media - Broadcasting & Publishing	0.2
Medical Supplies	0.2
Oil & Gas	3.6
Retailers	4.4
Sovereign Government	4.5
Telephone Systems	3.9
U.S. Government Agency Obligations	4.6
Short-Term Investments	31.7

Total	99.7%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	July 31, 2009

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.2% of Net Assets)
$175,000	L-3 Communications Corp., 6.375%, due 10/15/15	$168,000
225,000	Northrop Grumman Corp., 7.75%, due 02/15/31	281,235

	Total Aerospace & Defense	449,235

	Apparel Retailers (0.0%)
60,000	Limited Brands, Inc., (144A), 8.5%, due 06/15/19(1)	59,700

	Automotive (0.4%)
85,000	ArvinMeritor, Inc., 8.75%, due 03/01/12	71,188
425,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	447,602
250,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	250,735
30,000	Goodyear Tire & Rubber Co., 10.5%, due 05/15/16	32,400
100,000	Tenneco, Inc., 8.125%, due 11/15/15	91,250

	Total Automotive	893,175

	Banking (3.1%)
500,000	American Express Co., 7.25%, due 05/20/14	541,625
275,000	Bank of America Corp., 5.625%, due 10/14/16	265,896
450,000	Bank of America Corp., 5.65%, due 05/01/18	428,758
650,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	699,945
800,000	Citigroup, Inc., 6.125%, due 05/15/18	732,438
650,000	Credit Suisse New York, 5.5%, due 05/01/14	700,129
120,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	108,000
425,000	General Electric Capital Corp., 4.8%, due 05/01/13	438,029
250,000	General Electric Capital Corp., 5.875%, due 02/15/12	265,451
61,000	GMAC LLC, (144A), 6%, due 12/15/11(1)	55,510
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	133,541
125,000	John Deere Capital Corp., 5.1%, due 01/15/13	131,618
25,000	John Deere Capital Corp., 7%, due 03/15/12	27,721
275,000	JPMorgan Chase & Co., 4.75%, due 03/01/15	278,901
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	123,262
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	253,552
275,000	Korea Development Bank (South Korea), 8%, due 01/23/14	298,415
125,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	142,539
100,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	129,417
150,000	US Bancorp, 4.2%, due 05/15/14	155,990
425,000	US Bank N.A., 6.3%, due 02/04/14	474,140
475,000	Wells Fargo & Co., 4.375%, due 01/31/13	481,370
250,000	Wells Fargo & Co., 6.45%, due 02/01/11	263,653

	Total Banking	7,129,900

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Beverages, Food & Tobacco (1.4%)
$250,000	Altria Group, Inc., 8.5%, due 11/10/13	$289,860
250,000	Campbell Soup Co., 6.75%, due 02/15/11	269,974
485,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	570,368
19,000	ConAgra Foods, Inc., 6.75%, due 09/15/11	20,235
135,000	Dean Foods Co., 7%, due 06/01/16	127,913
250,000	General Mills, Inc., 6%, due 02/15/12	271,957
225,000	Kellogg Co., 7.45%, due 04/01/31	291,463
270,000	Kraft Foods, Inc., 6%, due 02/11/13	294,401
200,000	Kraft Foods, Inc., 6.25%, due 06/01/12	219,171
25,000	PepsiCo, Inc., 4.65%, due 02/15/13	26,665
300,000	PepsiCo, Inc., 7.9%, due 11/01/18	380,264
250,000	Safeway, Inc., 5.8%, due 08/15/12	270,129
160,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	119,600
60,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14(1)	62,550
75,000	SUPERVALU, Inc., 7.5%, due 11/15/14	73,031
35,000	SUPERVALU, Inc., 8%, due 05/01/16	34,738

	Total Beverages, Food & Tobacco	3,322,319

	Building Materials (0.0%)
105,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	78,225

	Chemicals (0.3%)
50,000	Ashland, Inc., (144A), 9.125%, due 06/01/17(1)	52,750
275,000	Dow Chemical Co. (The), 7.6%, due 05/15/14	300,036
310,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	142,600
150,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17(1)	115,500
105,000	Mosaic Co., (144A), 7.625%, due 12/01/16(1)	108,675
5,000	Mosaic Co., (144A), 7.375%, due 12/01/14(1)	5,175
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	19,100
30,000	Westlake Chemical Corp., 6.625%, due 01/15/16	27,450

	Total Chemicals	771,286

	Coal (0.0%)
51,000	Massey Energy Co., 6.875%, due 12/15/13	49,087
45,000	Peabody Energy Corp., 6.875%, due 03/15/13	45,225

	Total Coal	94,312

	Commercial Services (0.4%)
50,000	Aramark Services, Inc., 8.5%, due 02/01/15	50,500
220,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	190,300

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Commercial Services (Continued)
$55,000	Casella Waste Systems, Inc., 9.75%, due 02/01/13	$47,850
30,000	Casella Waste Systems, Inc., (144A), 11%, due 07/15/14(1)	31,050
110,000	Education Management LLC, 8.75%, due 06/01/14	110,550
10,000	Inergy LP/Inergy Finance Corp., 8.25%, due 03/01/16	9,875
115,000	Iron Mountain, Inc., 8%, due 06/15/13	112,413
100,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	97,750
50,000	Waste Management, Inc., 7%, due 07/15/28	53,740
225,000	Waste Management, Inc., 7.75%, due 05/15/32	263,634

	Total Commercial Services	967,662

	Communications (0.1%)
40,000	Aeroflex, Inc., 11.75%, due 02/15/15	32,400
45,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14(1)	47,137
65,000	Hughes Network Systems LLC, (144A), 9.5%, due 04/15/14(1)	64,025
80,000	Intelsat Subsidiary Holding Co., Ltd., 8.5%, due 01/15/13	80,800
50,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.875%, due 01/15/15(1)	50,500

	Total Communications	274,862

	Computer & Data Processing Services (0.1%)
175,000	Dell, Inc., 5.875%, due 06/15/19	182,627
5,000	Seagate Technology International, (144A), 10%, due 05/01/14(1)	5,450

	Total Computer & Data Processing Services	188,077

	Computer Integrated Systems Design (0.1%)
150,000	Unisys Corp., 8%, due 10/15/12	124,500

	Computers & Information (0.2%)
275,000	3M Co., 5.7%, due 03/15/37	296,423
150,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	146,625

	Total Computers & Information	443,048

	Cosmetic & Personal Care (0.1%)
275,000	Procter & Gamble Co., 5.55%, due 03/05/37	298,934

	Data Processing & Preparation (0.0%)
55,000	First Data Corp., 9.875%, due 09/24/15	46,337

	Electric Utilities (1.7%)
75,000	AES Corp., 7.75%, due 03/01/14	74,344
100,000	AES Corp., 8%, due 10/15/17	98,000
325,000	Alabama Power Co., 6%, due 03/01/39	357,899

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Electric Utilities (Continued)
$125,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	$124,440
150,000	Carolina Power & Light Co., 6.5%, due 07/15/12	163,589
175,000	Dominion Resources, Inc., 5.15%, due 07/15/15	183,577
150,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	131,250
225,000	Edison Mission Energy, 7%, due 05/15/17	178,875
25,000	Indiana Michigan Power Co., 7%, due 03/15/19	28,065
30,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17(1)	29,250
70,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16(1)	68,775
350,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	379,509
135,000	Mirant North America LLC, 7.375%, due 12/31/13	133,312
175,000	NRG Energy, Inc., 7.375%, due 02/01/16	169,312
188,000	Pacific Gas & Electric Co., 5.625%, due 11/30/17	201,172
175,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	221,668
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	965
250,000	Progress Energy, Inc., 5.625%, due 01/15/16	263,420
250,000	Progress Energy, Inc., 7.05%, due 03/15/19	284,806
130,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	127,565
205,000	RRI Energy, Inc., 7.625%, due 06/15/14	189,625
200,000	Southern Power Co., 4.875%, due 07/15/15	208,003
225,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15	174,937
100,000	Virginia Electric and Power Co., 8.875%, due 11/15/38	140,891

	Total Electric Utilities	3,933,249

	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	25,000

	Electronics (0.3%)
15,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	15,038
500,000	Cisco Systems, Inc., 5.5%, due 02/22/16	551,872
105,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	69,825
40,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	28,000
105,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	92,400

	Total Electronics	757,135

	Entertainment & Leisure (0.5%)
35,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	30,100
85,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)	42,500
110,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15(1)	76,450
115,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	90,563
105,000	WMG Acquisition Corp., (144A), 9.5%, due 06/15/16(1)	111,825

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Entertainment & Leisure (Continued)
$525,000	Xerox Corp., 5.5%, due 05/15/12	$553,988
138,000	Xerox Corp., 6.4%, due 03/15/16	135,439

	Total Entertainment & Leisure	1,040,865

	Financial Services (1.2%)
400,000	BP Capital Markets PLC, 5.25%, due 11/07/13	438,889
225,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	236,561
200,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	213,798
225,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	262,738
165,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	95,700
155,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	155,775
450,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	501,201
450,000	Morgan Stanley, 6.625%, due 04/01/18	482,825
200,000	Morgan Stanley, 7.3%, due 05/13/19	225,285
317,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15(1)	226,655

	Total Financial Services	2,839,427

	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13	131,427
50,000	Kroger Co. (The), 5%, due 04/15/13	51,683
75,000	Kroger Co. (The), 6.2%, due 06/15/12	81,106

	Total Food Retailers	264,216

	Forest Products & Paper (0.4%)
10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13	1,650
20,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	2,000
100,000	Berry Plastics Corp., 4.504%, due 09/15/14	72,500
225,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	91,125
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17(1)	24,125
150,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	157,500
150,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	150,000
65,000	Graphic Packaging International, Inc., (144A), 9.5%, due 06/15/17(1)	66,950
20,000	Neenah Paper, Inc., 7.375%, due 11/15/14	14,000
160,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15(1)	149,200
335,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	180,900

	Total Forest Products & Paper	909,950

	Healthcare Providers (0.6%)
165,000	Community Health Systems, Inc., 8.875%, due 07/15/15	170,363
175,000	HCA, Inc., 9.25%, due 11/15/16	182,437

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Healthcare Providers (Continued)
$75,000	HCA, Inc., (144A), 9.875%, due 02/15/17(1)	$79,313
30,000	Omnicare, Inc., 6.875%, due 12/15/15	28,050
165,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	156,338
60,000	Psychiatric Solutions, Inc., (144A), 7.75%, due 07/15/15(1)	56,850
220,000	Tenet Healthcare Corp., (144A), 8.875%, due 07/01/19(1)	233,200
205,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	191,162
225,000	US Oncology, Inc., (144A), 9.125%, due 08/15/17(1)	232,312

	Total Healthcare Providers	1,330,025

	Heavy Machinery (0.1%)
225,000	Smith International, Inc., 9.75%, due 03/15/19	275,714

	Home Construction, Furnishings & Appliances (0.2%)
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	13,750
205,000	K Hovnanian Enterprises, Inc., 11.5%, due 05/01/13	189,625
120,000	KB Home, 7.25%, due 06/15/18	108,000
30,000	Pulte Homes, Inc., 5.25%, due 01/15/14	27,750
30,000	Ryland Group, Inc. (The), 8.4%, due 05/15/17	29,475
25,000	Standard Pacific Corp., 7%, due 08/15/15	19,000
70,000	Toll Brothers Finance Corp., 8.91%, due 10/15/17	74,842
80,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	29,600
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	7,000

	Total Home Construction, Furnishings & Appliances	499,042

	Industrial - Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	24,075

	Insurance (0.7%)
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	440,214
225,000	Berkshire Hathaway Finance Corp., 5%, due 08/15/13	237,497
20,000	Leucadia National Corp., 7%, due 08/15/13	19,200
450,000	MetLife, Inc., 5.7%, due 06/15/35	417,512
250,000	WellPoint, Inc., 5.25%, due 01/15/16	245,301
175,000	WellPoint, Inc., 5.875%, due 06/15/17	177,419

	Total Insurance	1,537,143

	Lodging (0.4%)
306,000	Harrah’s Operating Co., Inc., (144A), 10%, due 12/15/18(1)	215,730
50,000	MGM Mirage, Inc., 7.625%, due 01/15/17	35,375
200,000	MGM Mirage, Inc., 8.5%, due 09/15/10	188,750

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Lodging (Continued)
$30,000	MGM Mirage, Inc., (144A), 10.375%, due 05/15/14(1)	$32,213
35,000	MGM Mirage, Inc., (144A), 11.125%, due 11/15/17(1)	38,500
51,000	MTR Gaming Group, Inc., 9%, due 06/01/12	37,485
50,000	MTR Gaming Group, Inc., (144A), 12.625%, due 07/15/14(1)	48,750
75,000	Sheraton Holding Corp., 7.375%, due 11/15/15	71,156
75,000	Starwood Hotels & Resort, 7.875%, due 10/15/14	74,259
83,000	Starwood Hotels & Resorts, 7.875%, due 05/01/12	82,793

	Total Lodging	825,011

	Media - Broadcasting & Publishing (0.6%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	45,000
2,000	CMP Susquehanna Corp., (144A), 1%, due 05/15/14(1)	1,053
275,000	Comcast Corp., 5.3%, due 01/15/14	293,932
100,000	CSC Holdings, Inc., 7.625%, due 04/01/11	101,500
75,000	CSC Holdings, Inc., (144A), 8.5%, due 04/15/14(1)	77,250
25,000	CSC Holdings, Inc., (144A), 8.625%, due 02/15/19(1)	25,625
10,000	Echostar DBS Corp., 7%, due 10/01/13	9,875
155,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	147,637
150,000	News America, Inc., 6.4%, due 12/15/35	149,666
25,000	Time Warner Cable, Inc., 7.3%, due 07/01/38	28,427
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	272,192
30,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1)	19,800
145,000	Univision Communications, Inc., (144A), 12%, due 07/01/14(1)	154,425
150,000	Viacom, Inc., 6.875%, due 04/30/36	156,740

	Total Media - Broadcasting & Publishing	1,483,122

	Medical Supplies (0.3%)
200,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15(1)	200,000
100,000	Biomet, Inc., 10.375%, due 10/15/17	106,750
250,000	Covidien International Finance SA, 6%, due 10/15/17	275,430
50,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	47,250
75,000	Inverness Medical Innovations, Inc., 9%, due 05/15/16	75,000

	Total Medical Supplies	704,430

	Metals (0.4%)
15,000	Belden, Inc., 7%, due 03/15/17	13,200
30,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	31,800
80,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	84,600
150,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	145,875

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Metals (Continued)
$25,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	$20,500
300,000	Rio Tinto Finance USA, Ltd., 5.875%, due 07/15/13	317,535
225,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	213,188
70,000	Teck Resources, Ltd., (144A), 10.25%, due 05/15/16(1)	79,275
105,000	US Steel Corp., 7%, due 02/01/18	100,144

	Total Metals	1,006,117

	Oil & Gas (1.6%)
65,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	46,150
30,000	Basic Energy Services, Inc., (144A), 11.625%, due 08/01/14(1)	29,925
250,000	Chesapeake Energy Corp., 7%, due 08/15/14	242,500
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	4,663
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	14,775
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	9,950
95,000	Denbury Resources, Inc., 9.75%, due 03/01/16	101,412
85,000	El Paso Corp., 7.875%, due 06/15/12	86,700
75,000	Forest Oil Corp., 7.25%, due 06/15/19	71,250
50,000	Forest Oil Corp., (144A), 8.5%, due 02/15/14(1)	50,625
250,000	Halliburton Co., 6.15%, due 09/15/19	278,876
325,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	349,746
250,000	Marathon Oil Corp., 7.5%, due 02/15/19	289,693
150,000	Mariner Energy, Inc., 11.75%, due 06/30/16	157,500
15,000	Newfield Exploration Co., 7.125%, due 05/15/18	14,512
170,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	112,200
300,000	Petrobras International Finance Co., 7.875%, due 03/15/19	329,250
20,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	20,850
15,000	PetroHawk Energy Corp., 7.875%, due 06/01/15	14,513
120,000	PetroHawk Energy Corp., (144A), 10.5%, due 08/01/14(1)	128,700
150,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	146,250
30,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	25,200
132,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	132,660
210,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(1)	192,150
250,000	Valero Energy Corp., 9.375%, due 03/15/19	290,988
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	4,900
75,000	Whiting Petroleum Corp., 7.25%, due 05/01/13	75,000
400,000	XTO Energy, Inc., 5.65%, due 04/01/16	417,970
150,000	XTO Energy, Inc., 6.25%, due 08/01/17	162,729

	Total Oil & Gas	3,801,637

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Other (0.1%)
$150,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29(1)	$156,000

	Pharmaceuticals (0.6%)
250,000	Abbott Laboratories, 5.6%, due 11/30/17	274,330
15,000	Axcan Intermediate Holdings, Inc., 9.25%, due 03/01/15	15,450
325,000	Eli Lilly & Co., 5.2%, due 03/15/17	348,139
250,000	Johnson & Johnson, 5.95%, due 08/15/37	278,820
75,000	McKesson Corp., 6.5%, due 02/15/14	82,177
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	207,441
275,000	Novartis Securities Investment, Ltd., 5.125%, due 02/10/19	288,164

	Total Pharmaceuticals	1,494,521

	Radio Telephone Communications (0.2%)
225,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	297,082
120,000	Nextel Communications, Inc., 7.375%, due 08/01/15	107,400

	Total Radio Telephone Communications	404,482

	Real Estate (0.4%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	32,463
150,000	Felcor Lodging, LP (REIT), 3.135%, due 12/01/11	123,750
40,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	38,800
300,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15	288,218
275,000	Simon Property Group, LP (REIT), 5.25%, due 12/01/16	255,183
175,000	Simon Property Group, LP (REIT), 5.875%, due 03/01/17	167,515

	Total Real Estate	905,929

	Restaurants (0.0%)
90,000	Real Mex Restaurants, Inc., (144A), 14%, due 01/01/13(1)	81,450

	Retailers (0.7%)
500,000	CVS Caremark Corp., 6.6%, due 03/15/19	560,394
30,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	29,475
5,000	Harry & David Holdings, Inc., 5.668%, due 03/01/12	2,225
160,000	Harry & David Holdings, Inc., 9%, due 03/01/13	76,000
220,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	198,000
110,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	78,100
130,000	Rite Aid Corp., (144A), 9.75%, due 06/12/16(1)	137,150
50,000	Staples, Inc., 9.75%, due 01/15/14	58,375
95,000	Toys R Us Property Co. I LLC, (144A), 10.75%, due 07/15/17(1)	98,325
375,000	Wal-Mart Stores, Inc., 5.8%, due 02/15/18	417,606

	Total Retailers	1,655,650

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Telephone Communications, exc. Radio (0.5%)
$100,000	AT&T Corp., 8%, due 11/15/31	$125,589
170,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	139,400
65,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	64,188
35,000	Citizens Communications Co., 6.625%, due 03/15/15	32,900
30,000	Citizens Communications Co., 9%, due 08/15/31	27,750
65,000	Frontier Communications Corp., 8.25%, due 05/01/14	65,812
75,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	74,062
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	29,400
95,000	Qwest Corp., 7.625%, due 06/15/15	94,525
100,000	Qwest Corp., 8.875%, due 03/15/12	103,750
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	132,391
150,000	Verizon Communications, Inc., 6.9%, due 04/15/38	171,372

	Total Telephone Communications, exc. Radio	1,061,139

	Telephone Systems (0.4%)
325,000	Deutsche Telekom International Finance AG (Netherlands), 8.5%, due 06/15/10	343,125
225,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	281,689
100,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	87,500
160,000	Sprint Capital Corp., 8.75%, due 03/15/32	138,400
75,000	Windstream Corp., 8.625%, due 08/01/16	76,312

	Total Telephone Systems	927,026

	Transportation (0.3%)
125,000	Canadian National Railway Co. (Canada), 4.4%, due 03/15/13	129,516
125,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	135,321
90,000	Royal Caribbean Cruises, 11.875%, due 07/15/15	92,234
75,000	United Parcel Service, Inc., 5.125%, due 04/01/19	79,533
200,000	United Parcel Service, Inc., 5.5%, due 01/15/18	213,181

	Total Transportation	649,785

	Total Corporate Bonds (Cost: $39,999,970) (18.7%)	43,733,712

	Collateralized Mortgage Obligations (43.6%)
4,209,415	Adjustable Rate Mortgage Trust (07-3-2A1), (144A), 6.852%, due 11/25/37(1)	2,491,974
2,097,624	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37	998,830
3,081,729	Banc of America Alternative Loan Trust (06-9-1CB1), 6%, due 01/25/37	2,119,895
5,283,000	BCAP LLC Trust (06-RR1-PE), 5%, due 11/25/36	3,491,103
2,428,756	BCAP LLC Trust (07-AA2-2A5), 6%, due 04/25/37	1,627,881
1,187,106	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	852,305
2,228,011	Citigroup Mortgage Loan Trust, Inc. (06-AR3-1A1A), 5.94%, due 06/25/36	1,733,823
2,500,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	1,315,996
1,778,304	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	850,477

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	$1,006,439
3,033,410	Countrywide Alternative Loan Trust (07-9T1-2A1), 6%, due 05/25/37	1,700,943
4,500,000	Countrywide Alternative Loan Trust (07-J1-3A4), 5.755%, due 11/25/36	1,990,397
1,520,037	Countrywide Home Loans Mortgage Pass Through Trust (05-18-A7), 18.741%, due 10/25/35 (I/F)	1,398,627
193,092	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	190,795
805,902	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	595,584
3,963,847	Countrywide Home Loans Mortgage Pass Through Trust (07-HYB2-3A1), 5.373%, due 02/25/47	1,963,331
2,230,080	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.785%, due 07/25/37	1,472,104
2,230,080	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A2), 5.215%, due 07/25/37 (I/O) (I/F)	150,764
856,002	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	807,206
324,956	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	321,047
2,111,298	Credit Suisse Mortgage Capital Certificates (06-7-7A1), 0.985%, due 08/25/36	1,172,229
2,500,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	1,743,298
1,599,959	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,680,534
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	1,024,731
3,376,682	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	3,408,097
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,716,713
600,826	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	612,712
228,232	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	233,651
1,148,602	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,154,880
108,488	Federal Home Loan Mortgage Corp. (2897-SD), 11.681%, due 10/15/31 (I/F) (TAC)	108,599
1,368,946	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,344,376
3,205,266	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,191,230
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,532,688
2,553,516	Federal Home Loan Mortgage Corp. (3315-S), 6.122%, due 05/15/37 (I/O) (I/F)	230,297
511,916	Federal Home Loan Mortgage Corp. (3330-SB), 22.777%, due 06/15/37 (I/F) (TAC)	524,940
1,115,998	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,113,883
1,078,497	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F)	1,558,541
262,072	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	261,162
862,795	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	864,294
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,521,291
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,986,413
2,589,077	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,625,740
1,405,972	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,442,585
8,690,689	Federal National Mortgage Association (07-65-KI), 6.335%, due 07/25/37 (I/O) (I/F)	910,589
4,793,716	Federal National Mortgage Association (08-12-SE), 6.115%, due 01/25/33 (I/O) (I/F)	352,820
4,795,352	Federal National Mortgage Association (08-30-SA), 6.565%, due 04/25/38 (I/O) (I/F)	481,557
6,635,494	Federal National Mortgage Association (08-62-SN), 5.915%, due 07/25/38 (I/O) (I/F)	589,787
5,585,980	Federal National Mortgage Association (09-24-SA), 5.335%, due 04/25/39 (I/O) (I/F)	424,327

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
	$2,953,938	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39	$3,165,769
	1,241,371	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,078,629
	4,416,453	Government National Mortgage Association (07-21-SE), 5.911%, due 04/20/37 (I/O) (I/F)	303,169
	6,271,163	Government National Mortgage Association (08-27-SI), 6.181%, due 03/20/38 (I/O) (I/F)	467,945
	17,152,951	Government National Mortgage Association (08-4-SA), 6.227%, due 01/20/38 (I/O) (I/F)	1,267,692
	6,780,785	Government National Mortgage Association (08-81-S), 5.911%, due 09/20/38 (I/O) (I/F)	515,074
	2,227,001	GSAA Home Equity Trust (07-9-A1A), 6%, due 10/25/37	1,342,812
	1,000,000	GSAA Home Equity Trust (06-15-AF3A), 5.883%, due 09/25/36	657,103
	2,396,251	GSR Mortgage Loan Trust (05-AR6-3A1), 4.559%, due 09/25/35	1,936,401
	2,376,893	GSR Mortgage Loan Trust (06-9F-4A1), 6.5%, due 10/25/36	1,509,917
	2,298,895	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 6.071%, due 06/25/37	1,019,982
	2,514,574	Indymac Index Mortgage Loan Trust (07-AR7-2A1), 5.61%, due 06/25/37	1,207,355
	2,778,381	JP Morgan Alternative Loan Trust (06-S1-1A9), 5.75%, due 03/25/36	1,142,285
	3,553,045	JP Morgan Mortgage Trust (06-S2-1A4), 5.5%, due 07/25/36	1,997,743
	1,860,653	JP Morgan Mortgage Trust (06-S2-2A1), 5%, due 07/25/36	1,504,222
	2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	2,032,747
	859,863	JP Morgan Mortgage Trust (07-S3-1A64), 7.5%, due 08/25/37	609,159
	1,721,416	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	1,443,300
	3,000,000	MASTR Alternative Loans Trust (06-3-1A3), 6.25%, due 07/25/36	1,965,227
	1,291,523	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.675%, due 04/25/34	1,083,981
	1,000,000	Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46	569,180
	2,307,218	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35(1)	1,815,462
	1,112,346	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	696,876
	2,417,091	Residential Asset Securitization Trust (07-A2-1A6), 6%, due 04/25/37	1,472,040
	896,464	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	554,193
	2,445,422	Wells Fargo Mortgage Backed Securities Trust (06-11-A8), 6%, due 09/25/36	1,868,563
	1,313,415	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.072%, due 03/25/36	1,042,025

		Total Collateralized Mortgage Obligations (Cost: $97,267,810)	102,160,336

		Foreign Government Bonds & Notes (2.0%)
AUD	120,000	Australian Government Bond, 6%, due 02/15/17	103,112
EUR	145,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	207,125
EUR	298,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	434,848
CAD	275,000	Canadian Government Bond, 4.25%, due 06/01/18	272,733
DKK	525,000	Denmark Government Bond, 4%, due 11/15/17	104,668
EUR	315,000	Federal Republic of Germany, 3.5%, due 01/04/16	467,202
EUR	240,000	French Republic, 3.25%, due 04/25/16	347,525
USD	150,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	161,589
JPY	37,000,000	Japan Government Bond, 1.5%, due 09/20/18	397,712
EUR	120,000	Kingdom of the Netherlands, 4.5%, due 07/15/17	184,755
USD	200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	203,304

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
USD$	250,000	Province of Ontario (Canada), 4.1%, due 06/16/14	$260,178
USD	50,000	Province of Ontario (Canada), 5.45%, due 04/27/16	54,120
USD	575,000	Republic of Poland, 6.25%, due 07/03/12	610,938
USD	275,000	State of Israel, 4.625%, due 06/15/13	290,901
GBP	100,000	Treasury GILT (Great Britain), 4%, due 09/07/16	173,548
USD	325,000	United Mexican States, 5.625%, due 01/15/17	334,750

		Total Foreign Government Bonds & Notes (Cost: $4,402,860)	4,609,008

		U.S. Government Agency Obligations (9.7%)
	$2,750,000	Federal Home Loan Mortgage Corp., 2.125%, due 03/23/12	2,781,045
	1,045,863	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.507%, due 01/01/37	1,099,012
	269,618	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	281,835
	122,079	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	127,611
	238,593	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	248,480
	7,100,000	Federal National Mortgage Association, 2.75%, due 03/13/14	7,138,362
	236,052	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	245,789
	422,676	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	446,583
	167,947	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	181,656
	964,008	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	987,205
	581,112	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	594,553
	323,105	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	336,271
	3,000,000	Federal National Mortgage Association, Pool #995963, 5%, due 08/01/47	3,043,505
	3,176,125	Federal National Mortgage Association, Pool #949750, 5.5%, due 09/01/37	3,270,813
	499,941	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	506,315
	1,493,714	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,535,818

		Total U.S. Government Agency Obligations (Cost: $22,442,049)	22,824,853

		U.S. Treasury Bonds (5.0%)
	3,000,000	U.S. Treasury Bond, 4.5%, due 02/15/36	3,091,875
	4,600,000	U.S. Treasury Bond, 5.25%, due 11/15/28	5,169,250
	1,000,000	U.S. Treasury Bond, 8.125%, due 08/15/19	1,370,625
	2,116,408	U.S. Treasury Inflation Indexed Bond, 2.5%, due 07/15/16	2,222,229

		Total U.S. Treasury Bonds (Cost: $12,431,239)	11,853,979

		U.S. Treasury Notes (11.1%)
	8,500,000	U.S. Treasury Note, 0.875%, due 04/30/11	8,484,063
	4,200,000	U.S. Treasury Note, 3.125%, due 09/30/13	4,358,812
	12,000,000	U.S. Treasury Note, 4.75%, due 08/15/17	13,209,375

		Total U.S. Treasury Notes (Cost: $26,280,770)	26,052,250

		Total Fixed Income Securities (Cost: $202,674,698) (90.0%)	211,078,138

Number of Shares		Equity Securities
	466	CMP Susquehanna Radio Holdings Corp., Preferred Stock (Media - Broadcasting & Publishing)	5

See accompanying notes to Schedule of Investments.

Number of Shares		Value
533	CNB Capital Trust I, Warrants, expire 03/23/19 (Thrifts & Mortgage Finance)	$5
13	Preferred Blocker, Inc., (144A), Common Stock (Banking)(1)	6,045

	Total Equity Securities (Cost: $4,990) (0.0%)	6,055

Principal Amount	Short-Term Investments
11,048,682	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $11,280,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $11,269,848) (Total Amount to be Received Upon Repurchase $11,048,701)	11,048,682

	Total Short-Term Investments (Cost: $11,048,682) (4.7%)	11,048,682

	Total Investments (Cost: $213,878,370) (94.8%)	222,288,875
	Excess of Other Assets over Liabilities (5.2%)	12,147,427

	Net Assets (100.0%)	$234,436,302

Notes to the Schedule of Investments:

AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
DKK	-	Danish Krone
EUR	-	Euro Currency.
GBP	-	British Pound.
JPY	-	Japanese Yen.
USD	-	United States Dollar.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $8,604,317 or 3.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	0.2%
Apparel Retailers	0.0
Automotive	0.4
Banking	3.1
Beverages, Food & Tobacco	1.4
Building Materials	0.0
Chemicals	0.3
Coal	0.0
Commercial Services	0.4
Communications	0.1
Computer & Data Processing Services	0.1
Computer Integrated Systems Design	0.1
Computers & Information	0.2
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.0
Electric Utilities	1.7
Electrical Equipment	0.0
Electronics	0.3
Entertainment & Leisure	0.5
Financial Services	1.2
Food Retailers	0.1
Forest Products & Paper	0.4
Healthcare Providers	0.6
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.2
Industrial - Diversified	0.0
Insurance	0.7
Lodging	0.4
Media - Broadcasting & Publishing	0.6
Medical Supplies	0.3
Metals	0.4
Oil & Gas	1.6
Other	0.1
Pharmaceuticals	0.6
Private Mortgage-Backed Securities	24.5
Radio Telephone Communications	0.2
Real Estate	0.4
Restaurants	0.0
Retailers	0.7
Sovereign Government	2.0
Telephone Communications, exc. Radio	0.5
Telephone Systems	0.4
Transportation	0.3
U.S. Government Agency Obligations	28.8
U.S. Government Obligations	16.1
Short-Term Investments	4.7

Total	94.8%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	July 31, 2009

Principal Amount	Fixed Income Securities	Value
	Australia (Cost: $847,175) (1.7% of Net Assets)
$750,000	Rio Tinto Finance USA, Ltd., 9%, due 05/01/19	$888,750

	Brazil (10.8%)
1,350,000	Centrais Eletricas Brasileiras S.A., (144A), 6.875%, due 07/30/19(1)	1,384,847
2,000,000	Globo Comunicacoes e Participacoes, S.A., 9.375%, due 04/20/49	1,972,000
1,800,000	Net Servicos de Comunicacao S.A., (Reg. S), 9.25%, due 11/27/49	1,732,500
450,000	Telemar Norte Leste S.A., (144A), 9.5%, due 04/23/19(1)	511,312

	Total Brazil (Cost: $5,284,324)	5,600,659

	Canada (1.9%)
700,000	Teck Resources, Ltd., (144A), 9.75%, due 05/15/14(1)	777,000
200,000	Teck Resources, Ltd., (144A), 10.25%, due 05/15/16(1)	226,500

	Total Canada (Cost: $869,053)	1,003,500

	Chile (Cost: $494,555) (1.0%)
500,000	Celulosa Arauco y Constitucion S.A., (144A), 7.25%, due 07/29/19(1)	514,679

	China (Cost: $447,264) (0.8%)
445,000	Galaxy Entertainment Finance Co., Ltd., (Reg. S), 6.218%, due 12/15/10	426,088

	Colombia (3.9%)
600,000	Drummond Co., Inc., (Reg. S), 7.375%, due 02/15/16	492,000
950,000	Ecopetrol S.A., (144A), 7.625%, due 07/23/19(1)	991,325
500,000	Empresas Publicas de Medellin, (144A), 7.625%, due 07/29/19(1)	518,500

	Total Colombia (Cost: $1,924,069)	2,001,825

	Dominican Republic (2.6%)
842,598	Dominican Republic Bond, 9.5%, due 09/27/11	844,704
546,488	Dominican Republic Bond, (Reg. S), 9.04%, due 01/23/18	489,107

	Total Dominican Republic (Cost: $1,301,726)	1,333,811

	Egypt (Cost: $189,484) (0.4%)
211,471	Petroleum Export, Ltd., (Reg. S), 5.265%, due 06/15/11	203,164

	El Salvador (5.6%)
1,280,000	AES El Salvador Trust, (Reg. S), 6.75%, due 02/01/16	1,011,200
1,000,000	Republic of El Salvador, (Reg. S), 7.75%, due 01/24/23	1,025,000
400,000	Republic of El Salvador, (Reg. S), 8.25%, due 04/10/32	378,000

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	El Salvador (Continued)
$580,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	$513,300

	Total El Salvador (Cost: $2,927,498)	2,927,500

	Hong Kong (3.8%)
800,000	Bank of East Asia, Ltd., 1.129%, due 06/22/17	688,000
400,000	Dah Sing Bank, Ltd., 1.071%, due 05/06/15	372,000
1,054,000	Dah Sing Bank, Ltd., 1.4%, due 06/03/16	885,360

	Total Hong Kong (Cost: $1,825,202)	1,945,360

	India (Cost: $705,722) (1.4%)
800,000	Vedanta Resources PLC, (Reg. S), 9.5%, due 07/18/18	744,000

	Indonesia (3.2%)
1,255,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	1,327,163
350,000	PGN Euro Finance, Ltd., 7.5%, due 09/10/13	353,955

	Total Indonesia (Cost: $1,607,954)	1,681,118

	Israel (Cost: $968,895) (1.9%)
850,000	Israel Electric Corp., Ltd., (Reg. S), 9.375%, due 01/28/20	970,526

	Kazakhstan (6.2%)
300,000	ATF Bank, (Reg. S), 9.25%, due 04/12/12	261,000
700,000	Intergas Finance B.V., (Reg. S), 6.375%, due 05/14/17	551,250
1,300,000	KazMunaiGaz Finance Sub B.V., (144A), 11.75%, due 01/23/15(1)	1,352,000
200,000	KazMunaiGaz Finance Sub B.V., (Reg. S), 9.125%, due 07/02/18	184,000
125,000	Temir Capital B.V./JSC Temirbank, (144A), 9.5%, due 05/21/14(1)	28,750
864,500	Tengizchevroil Finance Co., (Reg. S), 6.124%, due 11/15/14	812,630

	Total Kazakhstan (Cost: $3,231,361)	3,189,630

	Luxembourg (2.0%)
500,000	ArcelorMittal, 9%, due 02/15/15	556,080
400,000	ArcelorMittal, 9.85%, due 06/01/19	459,867

	Total Luxembourg (Cost: $885,007)	1,015,947

	Mexico (12.9%)
1,000,000	Axtel S.A.B. de C.V., 11%, due 12/15/13	1,017,500
1,280,000	Banco Mercantil del Norte, (Reg. S), 6.135%, due 10/13/16	1,209,600

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Mexico (Continued)
$2,450,000	BBVA Bancomer S.A. de C.V., (Reg. S), 5.38%, due 07/22/15	$2,290,750
680,000	Cablemas S.A. de C.V., (Reg. S), 9.375%, due 11/15/15	731,000
500,000	Grupo Televisa S.A., 6%, due 05/15/18	488,650
640,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16	492,800
480,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	427,200

	Total Mexico (Cost: $6,384,133)	6,657,500

	Poland (Cost: $498,931) (1.0%)
500,000	Republic of Poland, 6.375%, due 07/15/19	531,250

	Qatar (3.1%)
675,000	Qatar Government Bond, (144A), 6.55%, due 04/09/19(1)	715,500
800,000	Qtel International Finance, Ltd., (144A), 7.875%, due 06/10/19(1)	872,000

	Total Qatar (Cost: $1,483,760)	1,587,500

	Russia (11.7%)
480,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	390,720
1,910,000	Industry & Construction Bank (ICB), 6.2%, due 09/29/15	1,795,400
1,600,000	Kuznetski Capital (Bank of Moscow), 7.5%, due 11/25/15	1,356,000
1,325,000	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 6.97%, due 09/21/16	1,238,875
400,000	TNK-BP Finance S.A., (Reg. S), 6.125%, due 03/20/12	386,000
250,000	VIP Finance Ireland, Ltd. for OJSC Vimpel Communications, (Reg. S), 9.125%, due 04/30/18	232,187
700,000	VIP Finance Ireland, Ltd. for OJSC Vimpel Communications, (Reg. S), 8.375%, due 04/30/13	681,625

	Total Russia (Cost: $5,811,543)	6,080,807

	Singapore (1.5%)
200,000	DBS Bank, Ltd., (Reg. S), 1.074%, due 05/16/17	178,250
600,000	STATS ChipPAC, Ltd., (Reg. S), 6.75%, due 11/15/11	594,000

	Total Singapore (Cost: $733,554)	772,250

	South Africa (4.6%)
1,200,000	Anglo American Capital PLC, (144A), 9.375%, due 04/08/14(1)	1,371,000
1,000,000	Republic of South Africa, 5.875%, due 05/30/22	1,000,000

	Total South Africa (Cost: $2,183,025)	2,371,000

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	South Korea (1.8%)
$450,000	Hanarotelecom, Inc., (Reg. S), 7%, due 02/01/12	$460,125
200,000	Woori Bank, (144A), 7%, due 02/02/15(1)	206,470
300,000	Woori Bank, (Reg. S), 6.125%, due 05/03/16	280,500

	Total South Korea (Cost: $866,995)	947,095

	Switzerland (4.7%)
1,250,000	Glencore Funding LLC, (144A), 6%, due 04/15/14(1)	1,143,750
1,100,000	Xstrata Finance Canada, Ltd., (144A), 5.8%, due 11/15/16(1)	1,067,000
220,000	Xstrata Finance Canada, Ltd., (Reg. S), 5.8%, due 11/15/16	213,400

	Total Switzerland (Cost: $2,262,593)	2,424,150

	Trinidad And Tobago (Cost: $196,075) (0.3%)
200,000	Petroleum Company of Trinidad & Tobago, Ltd., 6%, due 05/08/22	171,000

	Tunisia (Cost: $523,725) (1.0%)
500,000	Banque Centrale de Tunisie, 8.25%, due 09/19/27	540,000

	Turkey (2.3%)
600,000	T2 Capital Finance Co., S.A., (144A), 6.95%, due 02/06/17(1)	561,000
650,000	T2 Capital Finance Co., S.A., (Reg. S), 6.95%, due 02/06/17	607,750

	Total Turkey (Cost: $1,200,229)	1,168,750

	Ukraine (0.6%)
350,000	Exim Bank Ukraine, 8.4%, due 02/09/16	227,500
200,000	PrivatBank, 8.75%, due 02/09/16	108,000

	Total Ukraine (Cost: $530,563)	335,500

	United Arab Emirates (Cost: $1,800,000) (3.5%)
1,800,000	Dolphin Energy, Ltd., (144A), 5.888%, due 06/15/19(1)	1,800,593

	Total Fixed Income Securities (Cost: $47,984,415) (96.2%)	49,833,952

	Short-Term Investments
3,211,962	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $3,280,000 U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $3,277,048) (Total Amount to be Received Upon Repurchase $3,211,967)	3,211,962

	Total Short-Term Investments (Cost: $3,211,962) (6.2%)	3,211,962

	Total Investments (Cost: $51,196,377) (102.4%)	53,045,914
	Liabilities in Excess of Other Assets (-2.4%)	(1,259,059)

	Total Net Assets (100.0%)	$51,786,855

See accompanying notes to Schedule of Investments.

Notes to the Schedule of Investments:

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $14,042,226 or 27.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Banking	24.1%
Coal	1.0
Electric Utilities	5.6
Electronics	1.2
Forest Products & Paper	1.0
Media - Broadcasting & Publishing	2.4
Metals	12.2
Municipal Obligations	9.3
Oil & Gas	11.0
Sovereign Government	12.8
Telephone Systems	15.6
Short-Term Investments	6.2

Total	102.4%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	July 31, 2009

Principal Amount	Corporate Bonds	Value
	Apparel Retailers (0.4% of Net Assets)
$500,000	Limited Brands, Inc., (144A), 8.5%, due 06/15/19(1)	$497,500

	Automotive (1.6%)
575,000	ArvinMeritor, Inc., 8.75%, due 03/01/12	481,562
700,000	Goodyear Tire & Rubber Co., 10.5%, due 05/15/16	756,000
740,000	Tenneco, Inc., 8.125%, due 11/15/15	675,250

	Total Automotive	1,912,812

	Banking (1.4%)
1,250,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	1,125,000
123,000	GMAC LLC, (144A), 6%, due 12/15/11(1)	111,930
495,000	GMAC LLC, (144A), 6.875%, due 09/15/11(1)	462,825

	Total Banking	1,699,755

	Beverages, Food & Tobacco (1.2%)
350,000	Dean Foods Co., 7%, due 06/01/16	331,625
1,000,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	747,500
400,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14(1)	417,000

	Total Beverages, Food & Tobacco	1,496,125

	Building Materials (0.6%)
1,050,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	782,250

	Chemicals (1.5%)
1,550,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	713,000
850,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17(1)	654,500
200,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	191,000
200,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	35,000
275,000	Westlake Chemical Corp., 6.625%, due 01/15/16	251,625

	Total Chemicals	1,845,125

	Coal (0.2%)
225,000	Massey Energy Co., 6.875%, due 12/15/13	216,563

	Commercial Services (3.4%)
350,000	Aramark Services, Inc., 8.5%, due 02/01/15	353,500
1,490,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	1,288,850
1,250,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	931,250
350,000	Casella Waste Systems, Inc., 9.75%, due 02/01/13	304,500
200,000	Casella Waste Systems, Inc., (144A), 11%, due 07/15/14(1)	207,000

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Commercial Services (Continued)
$300,000	Education Management LLC, 8.75%, due 06/01/14	$301,500
100,000	Iron Mountain, Inc., 8%, due 06/15/20	97,750
700,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	684,250

	Total Commercial Services	4,168,600

	Communications (1.4%)
315,000	Aeroflex, Inc., 11.75%, due 02/15/15	255,150
375,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14(1)	392,813
475,000	Hughes Network Systems LLC, (144A), 9.5%, due 04/15/14(1)	467,875
175,000	Intelsat Subsidiary Holding Co., Ltd., 8.5%, due 01/15/13	176,750
425,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.875%, due 01/15/15(1)	429,250

	Total Communications	1,721,838

	Computer & Data Processing Services (0.4%)
500,000	Seagate Technology International, (144A), 10%, due 05/01/14(1)	545,000

	Computer Integrated Systems Design (0.9%)
1,250,000	Unisys Corp., 8%, due 10/15/12	1,037,500

	Computers & Information (0.9%)
1,125,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	1,099,688

	Data Processing & Preparation (1.0%)
1,475,000	First Data Corp., 9.875%, due 09/24/15	1,242,688

	Electric Utilities (8.9%)
525,000	AES Corp., 7.75%, due 03/01/14	520,406
200,000	AES Corp., 8%, due 10/15/17	196,000
1,250,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,093,750
2,375,000	Edison Mission Energy, 7%, due 05/15/17	1,888,125
500,000	Edison Mission Energy, 7.5%, due 06/15/13	455,000
650,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17(1)	633,750
250,000	Mirant North America LLC, 7.375%, due 12/31/13	246,875
2,000,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,935,000
327,000	PNM Resources, Inc., 9.25%, due 05/15/15	315,555
775,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	760,487
1,850,000	RRI Energy, Inc., 7.625%, due 06/15/14	1,711,250
1,250,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15	971,875

	Total Electric Utilities	10,728,073

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Electrical Equipment (0.3%)
$375,000	Baldor Electric Co., 8.625%, due 02/15/17	$375,000

	Electronics (1.0%)
250,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	250,625
100,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	66,500
150,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	105,000
900,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	792,000

	Total Electronics	1,214,125

	Entertainment & Leisure (3.1%)
480,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	412,800
1,275,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)	637,500
725,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15(1)	503,875
1,520,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	1,197,000
725,000	WMG Acquisition Corp., (144A), 9.5%, due 06/15/16(1)	772,125
250,000	Xerox Corp., 6.4%, due 03/15/16	245,361

	Total Entertainment & Leisure	3,768,661

	Financial Services (3.2%)
500,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	475,000
1,430,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	829,400
1,050,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	1,055,250
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	277,500
1,690,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15(1)	1,208,350

	Total Financial Services	3,845,500

	Forest Products & Paper (4.6%)
425,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	42,500
1,000,000	Berry Plastics Corp., 4.504%, due 09/15/14	725,000
2,650,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	1,073,250
300,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17(1)	289,500
350,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	367,500
1,025,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	1,025,000
755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	528,500
475,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15(1)	442,937
1,925,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	1,039,500

	Total Forest Products & Paper	5,533,687

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Healthcare Providers (4.9%)
$1,100,000	Community Health Systems, Inc., 8.875%, due 07/15/15	$1,135,750
1,475,000	HCA, Inc., 9.25%, due 11/15/16	1,537,687
1,250,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	1,184,375
750,000	Tenet Healthcare Corp., (144A), 8.875%, due 07/01/19(1)	795,000
450,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	419,625
775,000	US Oncology, Inc., (144A), 9.125%, due 08/15/17(1)	800,188

	Total Healthcare Providers	5,872,625

	Home Construction, Furnishings & Appliances (3.0%)
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	357,500
1,000,000	K Hovnanian Enterprises, Inc., 11.5%, due 05/01/13	925,000
1,000,000	KB Home, 7.25%, due 06/15/18	900,000
225,000	Pulte Homes, Inc., 5.25%, due 01/15/14	208,125
400,000	Standard Pacific Corp., 7%, due 08/15/15	304,000
430,000	Toll Brothers Finance Corp., 8.91%, due 10/15/17	459,744
1,265,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	468,050

	Total Home Construction, Furnishings & Appliances	3,622,419

	Industrial - Diversified (0.2%)
350,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	280,875

	Insurance (0.3%)
425,000	Leucadia National Corp., 7%, due 08/15/13	408,000

	Lodging (4.0%)
1,425,000	Harrah’s Operating Co., Inc., (144A), 10%, due 12/15/18(1)	1,004,625
750,000	MGM Mirage, Inc., 8.5%, due 09/15/10	707,813
200,000	MGM Mirage, Inc., (144A), 10.375%, due 05/15/14(1)	214,750
275,000	MGM Mirage, Inc., (144A), 11.125%, due 11/15/17(1)	302,500
250,000	MGM Mirage, Inc., (144A), 13%, due 11/15/13(1)	281,875
550,000	MTR Gaming Group, Inc., 9%, due 06/01/12	404,250
750,000	MTR Gaming Group, Inc., (144A), 12.625%, due 07/15/14(1)	731,250
675,000	Sheraton Holding Corp., 7.375%, due 11/15/15	640,406
550,000	Starwood Hotels & Resort, 7.875%, due 10/15/14	544,569

	Total Lodging	4,832,038

	Media - Broadcasting & Publishing (3.6%)
500,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	450,000
34,000	CMP Susquehanna Corp., (144A), 1%, due 05/15/14(1)	17,893
500,000	CSC Holdings, Inc., 7.625%, due 04/01/11	507,500

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Media - Broadcasting & Publishing (Continued)
$400,000	CSC Holdings, Inc., (144A), 8.5%, due 04/15/14(1)	$412,000
200,000	Echostar DBS Corp., 7%, due 10/01/13	197,500
1,075,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	1,023,937
500,000	Mediacom LLC/Mediacom Capital Corp., 9.5%, due 01/15/13	497,500
275,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1)	181,500
950,000	Univision Communications, Inc., (144A), 12%, due 07/01/14(1)	1,011,750

	Total Media - Broadcasting & Publishing	4,299,580

	Medical Supplies (2.4%)
450,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15(1)	450,000
1,050,000	Biomet, Inc., 10.375%, due 10/15/17	1,120,875
750,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	708,750
575,000	Inverness Medical Innovations, Inc., 9%, due 05/15/16	575,000

	Total Medical Supplies	2,854,625

	Metals (4.8%)
500,000	Alcoa, Inc., 5.72%, due 02/23/19	436,932
900,000	ArcelorMittal, 6.125%, due 06/01/18	865,795
250,000	Belden, Inc., 7%, due 03/15/17	220,000
675,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	715,500
825,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	802,313
500,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	410,000
1,300,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	1,231,750
575,000	Teck Resources, Ltd., (144A), 10.25%, due 05/15/16(1)	651,188
500,000	US Steel Corp., 7%, due 02/01/18	476,875

	Total Metals	5,810,353

	Oil & Gas (12.5%)
425,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	301,750
200,000	Basic Energy Services, Inc., (144A), 11.625%, due 08/01/14(1)	199,500
1,650,000	Chesapeake Energy Corp., 7%, due 08/15/14	1,600,500
400,000	Denbury Resources, Inc., 7.5%, due 12/15/15	394,000
450,000	Denbury Resources, Inc., 9.75%, due 03/01/16	480,375
675,000	El Paso Corp., 7.875%, due 06/15/12	688,500
250,000	Encore Acquisition Co., 9.5%, due 05/01/16	256,875
750,000	Forest Oil Corp., 7.25%, due 06/15/19	712,500
500,000	Forest Oil Corp., (144A), 8.5%, due 02/15/14(1)	506,250
1,100,000	Mariner Energy, Inc., 11.75%, due 06/30/16	1,155,000
350,000	Newfield Exploration Co., 7.125%, due 05/15/18	338,625
1,525,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	1,006,500

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Oil & Gas (Continued)
$300,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	$312,750
730,000	PetroHawk Energy Corp., (144A), 10.5%, due 08/01/14(1)	782,925
1,050,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	1,023,750
1,900,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	1,596,000
1,270,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	1,276,350
1,675,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(1)	1,532,625
175,000	Whiting Petroleum Corp., 7%, due 02/01/14	171,500
750,000	Whiting Petroleum Corp., 7.25%, due 05/01/13	750,000

	Total Oil & Gas	15,086,275

	Other (0.4%)
500,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29(1)	520,000

	Pharmaceuticals (0.1%)
100,000	Axcan Intermediate Holdings, Inc., 9.25%, due 03/01/15	103,000

	Radio Telephone Communications (0.7%)
1,000,000	Nextel Communications, Inc., 7.375%, due 08/01/15	895,000

	Real Estate (1.2%)
1,250,000	Felcor Lodging, LP (REIT), 3.135%, due 12/01/11	1,031,250
400,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	388,000

	Total Real Estate	1,419,250

	Restaurants (0.4%)
575,000	Real Mex Restaurants, Inc., (144A), 14%, due 01/01/13(1)	520,375

	Retailers (3.4%)
275,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	270,187
500,000	Harry & David Holdings, Inc., 5.668%, due 03/01/12	222,500
1,250,000	Harry & David Holdings, Inc., 9%, due 03/01/13	593,750
1,225,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	1,102,500
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	355,000
850,000	Rite Aid Corp., (144A), 9.75%, due 06/12/16(1)	896,750
600,000	Toys R Us Property Co. I LLC, (144A), 10.75%, due 07/15/17(1)	621,000

	Total Retailers	4,061,687

	Telephone Communications, exc. Radio (4.6%)
1,400,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	1,148,000
575,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	567,812
1,000,000	Citizens Communications Co., 9%, due 08/15/31	925,000
400,000	Frontier Communications Corp., 8.25%, due 05/01/14	405,000
375,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	370,313
150,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	147,000

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value
	Telephone Communications, exc. Radio (Continued)
$1,275,000	Qwest Corp., 7.625%, due 06/15/15	$1,268,625
200,000	Qwest Corp., 8.875%, due 03/15/12	207,500
500,000	Qwest Corp., (144A), 8.375%, due 05/01/16(1)	513,750

	Total Telephone Communications, exc. Radio	5,553,000

	Telephone Systems (1.6%)
350,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	306,250
1,000,000	Sprint Capital Corp., 8.75%, due 03/15/32	865,000
750,000	Windstream Corp., 8.625%, due 08/01/16	763,125

	Total Telephone Systems	1,934,375

	Transportation (0.5%)
600,000	Royal Caribbean Cruises, 11.875%, due 07/15/15	614,889

	Total Corporate Bonds (Cost: $99,221,309) (84.6%)	102,418,856

Number of Shares	Equity Securities
3,750	Chesapeake Energy Corp., Common Stock (Oil & Gas)	80,400
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (2)	125,200
7,929	CMP Susquehanna Radio Holdings Corp., Preferred Stock (Media - Broadcasting & Publishing) (1)	79
9,061	CNB Capital Trust I, Warrants, expire 03/23/19 (Thrifts & Mortgage Finance) (1)	91
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery) (2)	57,102
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers) (2)	70,800
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telephone Communications, exc. Radio) (1)	—
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio) (2)	60,270
131	Preferred Blocker, Inc., (144A), Common Stock (Banking) (1)	60,915
5,500	Rogers Communications, Inc. - Class B, Common Stock (Radio Telephone Communications)	153,120

	Total Equity Securities (Cost: $1,221,082) (0.5%)	607,977

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments (6.2%)	Value
7,461,998	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $7,620,000, U.S. Treasury Bill, 0.23%, due 12/24/09 valued at $7,613,142) (Total Amount to be Received Upon Repurchase $7,462,010)	$7,461,998

	Total Short-Term Investments (Cost: $7,461,998) (6.2%)	7,461,998

	Total Investments (Cost: $107,904,389) (91.3%)	110,488,831
	Excess of Other Assets over Liabilities (8.7%)	10,540,287

	Net Assets (100.0%)	$121,029,118

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $25,331,359 or 20.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Non-income producing security.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Apparel Retailers	0.4%
Automotive	1.6
Banking	1.5
Beverages, Food & Tobacco	1.2
Building Materials	0.6
Chemicals	1.5
Coal	0.2
Commercial Services	3.4
Communications	1.4
Computer & Data Processing Services	0.4
Computer Integrated Systems Design	0.9
Computers & Information	0.9
Data Processing & Preparation	1.0
Electric Utilities	8.9
Electrical Equipment	0.3
Electronics	1.0
Entertainment & Leisure	3.1
Financial Services	3.2
Forest Products & Paper	4.6
Healthcare Providers	5.0
Heavy Machinery	0.0
Home Construction, Furnishings & Appliances	3.0
Industrial - Diversified	0.2
Insurance	0.3
Lodging	4.0
Media - Broadcasting & Publishing	3.6
Medical Supplies	2.4
Metals	4.8
Oil & Gas	12.6
Other	0.4
Pharmaceuticals	0.1
Radio Telephone Communications	0.8
Real Estate	1.2
Restaurants	0.4
Retailers	3.4
Telephone Communications, exc. Radio	4.7
Telephone Systems	1.6
Transportation	0.5
Short-Term Investments	6.2

Total	91.3%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	July 31, 2009

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (56.0% of Net Assets)
$826,618	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 3.572%, due 08/25/34	$727,085
1,944,656	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35	1,419,606
3,372,056	Countrywide Alternative Loan Trust (05-76-1A1), 2.69%, due 01/25/36	1,590,734
893,400	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 3.813%, due 07/20/34	669,818
2,383,494	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)	1,809,778
389,924	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.224%, due 11/25/32	325,835
2,065,837	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	1,465,592
20,181	Federal Home Loan Mortgage Corp. (2432-FH), 0.988%, due 03/15/32	20,069
176,260	Federal Home Loan Mortgage Corp. (2585-FD), 0.788%, due 12/15/32	175,510
1,350,266	Federal Home Loan Mortgage Corp. (2649-PF), 0.688%, due 06/15/33 (PAC)	1,340,067
609,570	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	615,002
2,299,504	Federal Home Loan Mortgage Corp. (3170-FM), 0.638%, due 09/15/33 (TAC)	2,290,514
1,913,609	Federal Home Loan Mortgage Corp. Strip (237-F22), 0.638%, due 05/15/36	1,849,201
1,912,330	Federal Home Loan Mortgage Corp. Strip (244-F14), 0.688%, due 12/15/36	1,863,400
2,288,757	Federal National Mortgage Association (03-64-FN), 0.735%, due 07/25/33	2,252,710
1,901,650	Federal National Mortgage Association (06-30-KF), 0.725%, due 05/25/36	1,865,055
708,265	Federal National Mortgage Association (06-74-GF), 0.785%, due 08/25/36 (TAC)	706,390
3,516,902	Federal National Mortgage Association (08-88-FA), 1.505%, due 10/25/38	3,539,536
789,450	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.785%, due 06/25/34	729,463
166,819	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.735%, due 12/25/33	132,941
2,394,754	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 4.98%, due 05/01/36	1,585,337
1,335,702	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 2.61%, due 10/25/45	577,416
3,353,513	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 3.21%, due 03/25/36	1,475,931
1,047,021	Harborview Mortgage Loan Trust (05-4-2A), 4.608%, due 07/19/35	763,068
1,443,322	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	1,356,723
1,957,918	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.623%, due 01/25/47	1,505,957
100,812	Residential Accredit Loans, Inc. (02-QS16-A2), 0.835%, due 10/25/17	96,668
1,457,106	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,213,008
2,224,691	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,393,753
1,114,118	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	641,768
3,498,890	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 4.976%, due 11/25/35	2,293,239
3,435,378	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	2,435,382
1,173,974	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17	1,139,084
39,796	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 0.735%, due 03/25/33 (PAC)	35,288

	Total Collateralized Mortgage Obligations (Cost: $52,810,607)	41,900,928

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (34.7%)
$52,193	Federal Home Loan Mortgage Corp., Pool #1B1010, 4.993%, due 08/01/33	$53,775
319,842	Federal Home Loan Mortgage Corp., Pool #310005, 7.439%, due 11/01/19	321,590
99,503	Federal Home Loan Mortgage Corp., Pool #610967, 4.005%, due 04/01/28	102,427
281,406	Federal Home Loan Mortgage Corp., Pool #780721, 4.674%, due 08/01/33	289,162
80,060	Federal Home Loan Mortgage Corp., Pool #780833, 4.783%, due 09/01/33	80,291
628,732	Federal Home Loan Mortgage Corp., Pool #781122, 4.564%, due 12/01/33	649,801
47,052	Federal Home Loan Mortgage Corp., Pool #789924, 4.804%, due 11/01/32	48,063
1,278,973	Federal Home Loan Mortgage Corp., Pool #847342, 4.098%, due 05/01/34	1,320,797
1,504,198	Federal Home Loan Mortgage Corp., Pool #G13299, 6%, due 07/01/23	1,596,330
2,885,742	Federal National Mortgage Association, Pool #254510, 5%, due 11/01/17	3,034,866
977,730	Federal National Mortgage Association, Pool #462360, 6.15%, due 08/01/36	1,029,129
128,180	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	140,397
15,067	Federal National Mortgage Association, Pool #661691, 4.906%, due 10/01/32	15,289
276,120	Federal National Mortgage Association, Pool #711014, 5.211%, due 10/01/33	284,938
108,700	Federal National Mortgage Association, Pool #725886, 4.109%, due 05/01/34	112,145
502,534	Federal National Mortgage Association, Pool #735084, 4.72%, due 02/01/34	522,197
162,465	Federal National Mortgage Association, Pool #735524, 4.261%, due 02/01/35	168,408
556,426	Federal National Mortgage Association, Pool #735542, 4.421%, due 11/01/34	576,543
767,030	Federal National Mortgage Association, Pool #770222, 3.694%, due 04/01/34	794,046
55,116	Federal National Mortgage Association, Pool #786884, 5.31%, due 08/01/34	55,698
663,049	Federal National Mortgage Association, Pool #793031, 2.991%, due 07/01/34	678,521
567,141	Federal National Mortgage Association, Pool #804017, 4.095%, due 12/01/34	582,566
510,835	Federal National Mortgage Association, Pool #821159, 2.865%, due 05/01/35	524,973
1,546,005	Federal National Mortgage Association, Pool #821542, 3.602%, due 05/01/35	1,585,509
349,210	Federal National Mortgage Association, Pool #821915, 2.927%, due 06/01/35	357,659
388,230	Federal National Mortgage Association, Pool #822073, 2.782%, due 07/01/35	395,178
259,934	Federal National Mortgage Association, Pool #826239, 2.864%, due 07/01/35	266,308
142,831	Federal National Mortgage Association, Pool #830581, 3.273%, due 05/01/35	143,995
345,668	Federal National Mortgage Association, Pool #832721, 4.526%, due 09/01/35	350,171
467,560	Federal National Mortgage Association, Pool #841970, 3.68%, due 10/01/33	477,635
1,033,833	Federal National Mortgage Association, Pool #851282, 2.998%, due 11/01/35	1,041,663
2,920,801	Federal National Mortgage Association, Pool #957443, 5.118%, due 06/01/17	3,042,698
2,077,972	Federal National Mortgage Association, Pool #957878, 4.05%, due 04/01/16	2,097,376
1,268,534	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	1,347,659
195,792	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	209,473
56,396	Government National Mortgage Association II, Pool #80022, 4.125%, due 12/20/26	57,421
437,579	Government National Mortgage Association II, Pool #80546, 4%, due 10/20/31	443,233
55,898	Government National Mortgage Association II, Pool #80636, 4.625%, due 09/20/32	56,628
279,932	Government National Mortgage Association II, Pool #80734, 4.625%, due 09/20/33	283,467
8,885	Government National Mortgage Association II, Pool #80747, 4.125%, due 10/20/33	8,992
38,875	Government National Mortgage Association II, Pool #80757, 4.625%, due 10/20/33	39,331
110,028	Government National Mortgage Association II, Pool #80764, 4.125%, due 11/20/33	111,355

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$111,431	Government National Mortgage Association II, Pool #80766, 4.125%, due 11/20/33	$112,778
310,528	Government National Mortgage Association II, Pool #80797, 4%, due 01/20/34	314,836
116,643	Government National Mortgage Association II, Pool #80869, 4.5%, due 04/20/34	119,424
113,974	Government National Mortgage Association II, Pool #80937, 4.5%, due 06/20/34	116,880

	Total U.S. Government Agency Obligations (Cost: $25,527,225)	25,961,621

	Total Fixed Income Securities (Cost: $78,337,832) (90.7%)	67,862,549

	Short-Term Investments
850,000	Federal Home Loan Bank Discount Note, 0.13%, due 08/14/09	849,960
850,000	Federal Home Loan Bank Discount Note, 0.15%, due 08/10/09	849,968
600,000	Federal Home Loan Bank Discount Note, 0.17%, due 08/10/09	599,975
3,500,000	Federal Home Loan Bank Discount Note, 0.17%, due 08/14/09	3,499,785
850,000	Federal Home Loan Mortgage Corp. Discount Note, 0.12%, due 08/10/09	849,975
59,960	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $65,000, U.S. Treasury Bill, 0.23%, due 12/24/09, valued at $64,942) (Total Amount to be Received Upon Repurchase $59,960)	59,960

	Total Short-Term Investments (Cost: $6,709,623) (9.0%)	6,709,623

	Total Investments (Cost: $85,047,455) (99.7%)	74,572,172
	Excess of Other Assets over Liabilities (0.3%)	221,799

	Net Assets (100.0%)	$74,793,971

Notes to the Schedule of Investments:

PAC	-	Planned Amortization Class.
TAC	-	Target Amortization Class.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	34.0%
U.S. Government Agency Obligations	56.7
Short-Term Investments	9.0

Total	99.7%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	July 31, 2009

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (70.0% of Net Assets)
$16,360,626	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$16,020,038
9,006,445	Adjustable Rate Mortgage Trust (04-5-3A1), 4.948%, due 04/25/35	7,673,463
18,308,543	Adjustable Rate Mortgage Trust (05-12-2A1), 5.648%, due 03/25/36	11,520,921
71,164,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.743%, due 05/25/36	46,252,871
96,816,543	Adjustable Rate Mortgage Trust (07-3-2A1), (144A), 6.851%, due 11/25/37(1)	57,315,393
13,666,412	American Home Mortgage Assets (05-2-2A1A), 5.243%, due 01/25/36	7,387,875
20,031,239	Banc of America Alternative Loan Trust (06-9-1CB1), 6%, due 01/25/37	13,779,315
10,898,648	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC)	8,723,772
30,540,408	Banc of America Funding Corp. (07-6-A2), 0.565%, due 07/25/37(2)	17,592,613
19,342,865	Banc of America Funding Corp. (07-7-1A1), 6%, due 08/25/37	12,866,572
33,225,264	Banc of America Mortgage Securities, Inc. (05-K-2A1), 5.094%, due 12/25/35	25,942,047
24,652,609	BCAP LLC Trust (07-AA4-11A1), 6.15%, due 06/25/47	12,676,845
3,616,228	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 5.321%, due 02/25/35	2,151,314
15,771,226	Bear Stearns Alt-A Trust (06-3-23A1), 5.906%, due 05/25/36	8,004,643
5,944,745	Bear Stearns Alt-A Trust (06-8-1A1), 0.445%, due 06/25/46	2,665,605
25,929,074	Bear Stearns Alt-A Trust (06-8-2A1), 5.339%, due 08/25/46	12,817,607
16,521,223	Bear Stearns Asset Backed Securities Trust (06-SD3-1A3), 6.5%, due 08/25/36(2)	10,077,946
20,110,654	Chase Mortgage Finance Corp. (05-A1-2A1), 5.237%, due 12/25/35	15,735,165
8,877,555	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	7,051,872
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36	14,149,891
10,012,514	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	8,682,307
15,936,664	Citigroup Mortgage Loan Trust, Inc. (05-9-2A3), 5.75%, due 11/25/35	10,963,927
19,910,993	Citigroup Mortgage Loan Trust, Inc. (06-AR3-1A1A), 5.938%, due 06/25/36	15,494,595
11,911,708	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36(1)	7,735,165
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 0.435%, due 12/25/36	5,169,770
8,902,839	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	7,579,797
55,000,000	CitiMortgage Alternative Loan Trust (06-A7-1A4), 5.75%, due 12/25/36	34,676,065
19,774,280	CitiMortgage Alternative Loan Trust (07-A3-1A7), 5.75%, due 03/25/37	12,752,660
10,014,000	Countrywide Alternative Loan Trust (04-28CB-2A4), 5.75%, due 01/25/35	7,704,184
2,059,545	Countrywide Alternative Loan Trust (05-27-1A2), 2.61%, due 08/25/35	1,097,146
13,488,223	Countrywide Alternative Loan Trust (05-76-1A1), 2.69%, due 01/25/36	6,362,937
19,140,000	Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36	13,641,918
7,959,740	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	6,843,053
40,955,518	Countrywide Alternative Loan Trust (05-J14-A3), 5.5%, due 12/25/35	31,897,857
7,256,239	Countrywide Alternative Loan Trust (05-J5-1A1), 0.585%, due 05/25/35	5,142,982
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	8,381,469
21,391,926	Countrywide Alternative Loan Trust (06-26CB-A18), 6.5%, due 09/25/36	14,037,857
22,546,537	Countrywide Alternative Loan Trust (06-41CB-1A7), 6%, due 01/25/37	15,242,539
40,000,000	Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37	26,405,968
15,541,953	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	12,239,288

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$25,692,581	Countrywide Alternative Loan Trust (06-J4-2A8), 6%, due 07/25/36 (PAC)	$18,087,413
18,715,654	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	12,828,024
13,234,981	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	7,578,845
14,049,004	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	10,789,742
36,825,000	Countrywide Asset-Backed Certificates (06-15-A6), 5.826%, due 10/25/46(2)	22,927,035
5,107,660	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	4,851,247
16,249,341	Countrywide Home Loans Mortgage Pass Through Trust (05-20-A5), 5.5%, due 10/25/35	12,858,740
27,733,584	Countrywide Home Loans Mortgage Pass Through Trust (05-24-A8), 5.5%, due 11/25/35	22,866,329
1,930,921	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	1,907,946
35,500,000	Countrywide Home Loans Mortgage Pass Through Trust (06-19-1A6), 6%, due 01/25/37 (PAC)	26,368,594
49,510,595	Countrywide Home Loans Mortgage Pass Through Trust (06-8-2A1), 6%, due 05/25/36	37,549,430
12,453,935	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 4.688%, due 03/25/36	6,319,740
39,425,788	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A1), 6%, due 03/25/37	29,116,843
32,000,000	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	23,691,709
15,647,883	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC) (2)	11,862,103
37,781,000	Countrywide Home Loans Mortgage Pass Through Trust (07-13-A10), 6%, due 08/25/37	26,088,683
63,422,050	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	46,870,639
29,015,000	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38	19,742,070
73,659,073	Countrywide Home Loans Mortgage Pass Through Trust (07-J1-2A1), 6%, due 02/25/37	45,374,718
48,318,392	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.785%, due 07/25/37	31,895,584
48,318,392	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A2), 5.215%, due 07/25/37 (I/O) (I/F)	3,266,555
1,299,825	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	1,284,187
22,503,269	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35	13,157,528
7,406,689	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.741%, due 09/25/35 (I/F) (2)	7,334,516
20,368,394	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A3), 0.685%, due 09/25/35	11,844,944
12,561,833	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.785%, due 07/25/36 (TAC)	6,369,555
12,561,833	Credit Suisse Mortgage Capital Certificates (06-6-1A2), 5.186%, due 07/25/36 (I/O) (I/F)	979,946
35,380,534	Credit Suisse Mortgage Capital Certificates (06-9-3A1), 6%, due 11/25/36	26,807,774
24,735,796	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	18,495,167
24,716,000	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37	13,381,146
15,000,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	10,459,788
56,935,682	Credit Suisse Mortgage Capital Certificates (07-3-1A1A), 5.837%, due 04/25/37	36,233,777
19,552,479	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37(2)	16,660,376
26,781,483	Credit Suisse Mortgage Capital Certificates (07-5-1A11), 7%, due 07/25/37	15,141,704
17,990,346	Credit Suisse Mortgage Capital Certificates (07-5-2A5), 5%, due 08/25/37	13,271,140
22,500,000	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36	13,773,326

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$22,310,426	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-3-4A5), 5.25%, due 06/25/35	$18,892,268
15,493,778	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	10,991,937
76,216,504	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.475%, due 02/25/37	37,306,683
35,000,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-1-1A2), 0.445%, due 08/25/37	24,397,310
1,312,875	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,408,123
35,688	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	37,067
1,168,588	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,233,226
520,277	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	559,626
2,185,212	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	2,288,215
4,970,358	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	5,368,104
5,766,834	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	5,879,614
5,593,067	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	5,722,502
21,352,644	Federal Home Loan Mortgage Corp. (2638-XA), 4%, due 07/15/33 (TAC)	20,162,036
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	8,093,246
11,645,321	Federal Home Loan Mortgage Corp. (2647-OV), 0.01%, due 07/15/33 (P/O)	8,646,924
4,605,979	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	4,626,784
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 13.353%, due 07/15/33 (I/F) (TAC)	413,983
37,249,965	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	37,596,520
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	9,719,030
8,620,503	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	8,676,844
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 7.553%, due 09/15/33 (I/F)	3,023,120
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	7,050,859
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	17,002,994
2,892,207	Federal Home Loan Mortgage Corp. (2702-CS), 8.568%, due 11/15/33 (I/F)	2,457,338
9,422,931	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	9,961,425
7,811,548	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	7,995,983
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	22,889,170
8,040,216	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	8,084,161
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	15,455,520
2,882,343	Federal Home Loan Mortgage Corp. (2801-PS), 3.211%, due 05/15/34 (I/F)	2,342,365
24,294,953	Federal Home Loan Mortgage Corp. (2835-KZ), 5.5%, due 08/15/34	25,139,259
10,064,266	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	10,181,865
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	10,302,730
3,505,531	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	2,999,310
12,569,530	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	12,759,653
13,852,560	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	14,167,187
6,946,515	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	7,167,669
21,815,818	Federal Home Loan Mortgage Corp. (2934-JG), 4.5%, due 12/15/30	22,334,196
22,932,552	Federal Home Loan Mortgage Corp. (2937-DE), 5%, due 11/15/32	23,544,902
24,320,000	Federal Home Loan Mortgage Corp. (2938-JB), 4.5%, due 02/15/20	24,857,839
5,383,966	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	5,580,760

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$13,063,192	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	$13,117,047
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,184,524
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	10,641,853
24,475,749	Federal Home Loan Mortgage Corp. (3033-ZH), 5.85%, due 09/15/35	25,698,804
6,304,507	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	5,844,884
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 11.568%, due 10/15/35 (I/F)	4,795,816
11,359,731	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	10,313,878
10,162,057	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	10,510,097
17,507,101	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	17,970,551
26,496,295	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	26,408,682
23,406,709	Federal Home Loan Mortgage Corp. (3120-SG), 10.821%, due 02/15/36 (I/F)	22,321,811
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	19,052,493
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,160,607
14,453,764	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	14,896,267
15,938,930	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	16,554,050
26,591,519	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	26,922,258
23,014,502	Federal Home Loan Mortgage Corp. (3298-A), 6%, due 04/15/36	23,861,616
75,099,351	Federal Home Loan Mortgage Corp. (3303-SH), 6.142%, due 04/15/37 (I/O) (I/F)	7,736,322
125,350,505	Federal Home Loan Mortgage Corp. (3315-S), 6.122%, due 05/15/37 (I/O) (I/F)	11,305,136
31,995,401	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	33,176,460
20,254,598	Federal Home Loan Mortgage Corp. (3405-DZ), 5%, due 01/15/38	20,500,404
80,550,898	Federal Home Loan Mortgage Corp. (3410-IS), 5.982%, due 02/15/38 (I/O) (I/F)	7,793,106
172,685,873	Federal Home Loan Mortgage Corp. (3459-JS), 5.962%, due 06/15/38 (I/O) (I/F)	13,916,392
42,256,314	Federal Home Loan Mortgage Corp. (3476-Z), 5.5%, due 07/15/38	44,379,643
106,300,440	Federal Home Loan Mortgage Corp. (3501-SE), 5.212%, due 01/15/39 (I/O) (I/F)	8,000,543
125,984,436	Federal Home Loan Mortgage Corp. (3510-SA), 6.212%, due 02/15/39 (I/O) (I/F)	10,799,008
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	7,688,139
115,746,503	Federal Home Loan Mortgage Corp. (3531-SA), 6.012%, due 05/15/39 (I/O) (I/F)	10,752,283
125,383,536	Federal Home Loan Mortgage Corp. (3531-SC), 6.012%, due 05/15/39 (I/O) (I/F)	11,670,863
64,542,551	Federal Home Loan Mortgage Corp. (3532-KA), 4.5%, due 08/15/27	66,083,950
48,634,345	Federal Home Loan Mortgage Corp. (3541-SA), 6.462%, due 06/15/39 (I/O) (I/F)	4,381,750
11,000,000	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	11,304,613
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	18,391,488
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	35,320,313
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%(3)	41,990,625
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%(3)	23,640,500
18,681,759	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	19,745,404

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$33,000,000	Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21	$35,186,171
2,098,308	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	2,137,594
7,241,582	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	7,519,734
9,414,057	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	9,880,598
15,440,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	15,604,941
9,030,215	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	9,055,193
1,713,911	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	1,743,999
6,184,155	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	6,128,639
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	28,333,603
1,052,179	Federal National Mortgage Association (04-19-SP), 11.728%, due 06/25/33 (I/F)	1,032,134
3,140,515	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,152,655
2,839,205	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	2,907,049
7,099,387	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	7,302,504
7,949,465	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	8,141,672
86,149,492	Federal National Mortgage Association (04-37-GA), 4.5%, due 05/25/34	85,532,877
3,954,720	Federal National Mortgage Association (04-52-SW), 6.815%, due 07/25/34 (I/O) (I/F)	471,024
5,509,334	Federal National Mortgage Association (04-58-SU), 9.515%, due 04/25/34 (I/F)	5,347,898
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,882,650
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,195,184
6,987,934	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	7,128,803
10,643,429	Federal National Mortgage Association (04-91-AH), 4.5%, due 05/25/29	10,887,836
35,500,000	Federal National Mortgage Association (04-W10-A5), 5.5%, due 08/25/34 (PAC)	36,858,983
7,058,734	Federal National Mortgage Association (04-W4-A7), 5.5%, due 06/25/34	7,187,777
13,829,701	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	13,486,740
5,926,699	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	5,939,146
11,968,926	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	12,400,467
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC)	9,439,508
12,751,744	Federal National Mortgage Association (06-107-DS), 15.288%, due 11/25/36 (I/F)	12,660,400
4,078,500	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	4,112,930
9,271,797	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	9,268,877
16,499,060	Federal National Mortgage Association (06-71-ZL), 6%, due 07/25/36	17,839,766
142,268,859	Federal National Mortgage Association (07-103-AI), 6.215%, due 03/25/37 (I/O) (I/F)	14,067,644
54,971,470	Federal National Mortgage Association (07-12-BA), 6%, due 02/25/37	57,515,214
126,500,530	Federal National Mortgage Association (07-2-SM), 6.465%, due 02/25/37 (I/O) (I/F)	12,524,944
68,249,355	Federal National Mortgage Association (07-20-SI), 6.165%, due 03/25/37 (I/O) (I/F)	6,855,184
55,632,780	Federal National Mortgage Association (07-21-SE), 6.155%, due 03/25/37 (I/O) (I/F)	5,311,690
103,956,452	Federal National Mortgage Association (07-22-SB), 6.135%, due 03/25/37 (I/O) (I/F)	10,106,428
19,976,104	Federal National Mortgage Association (07-23-BC), 6%, due 02/25/36	21,105,060
11,365,986	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	11,941,736
10,189,140	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	10,246,497

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$18,704,000	Federal National Mortgage Association (07-5-PB), 6%, due 07/25/33 (PAC)	$19,776,360
79,759,485	Federal National Mortgage Association (07-56-SG), 6.125%, due 06/25/37 (I/O) (I/F)	7,610,993
166,811,291	Federal National Mortgage Association (07-58-SV), 6.465%, due 06/25/37 (I/O) (I/F)	17,388,542
31,486,577	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	32,564,020
15,845,820	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	16,410,578
74,491,616	Federal National Mortgage Association (07-65-KI), 6.335%, due 07/25/37 (I/O) (I/F)	7,805,045
40,030,536	Federal National Mortgage Association (07-65-S), 6.315%, due 07/25/37 (I/O) (I/F)	5,009,742
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	18,696,060
7,455,457	Federal National Mortgage Association (07-88-FY), 0.745%, due 09/25/37	7,333,730
25,340,647	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	26,534,394
90,193,350	Federal National Mortgage Association (07-W9-AC), 7.157%, due 08/25/37	97,715,476
112,687,784	Federal National Mortgage Association (08-1-AI), 5.965%, due 05/25/37 (I/O) (I/F)	11,400,871
63,953,352	Federal National Mortgage Association (08-13-SB), 5.955%, due 03/25/38 (I/O) (I/F)	5,640,743
76,228,647	Federal National Mortgage Association (08-23-SB), 6.565%, due 04/25/38 (I/O) (I/F)	7,208,455
21,910,217	Federal National Mortgage Association (08-26-ZK), 5%, due 04/25/38	21,912,758
51,889,115	Federal National Mortgage Association (08-35-SD), 6.165%, due 05/25/38 (I/O) (I/F)	5,164,726
17,960,827	Federal National Mortgage Association (08-55-Z), 5%, due 07/25/38	17,688,711
85,740,031	Federal National Mortgage Association (08-61-SB), 5.715%, due 07/25/38 (I/O) (I/F)	7,247,348
78,840,035	Federal National Mortgage Association (08-64-HI), 5.785%, due 08/25/38 (I/O) (I/F)	7,218,373
140,018,067	Federal National Mortgage Association (08-66-SG), 5.785%, due 08/25/38 (I/O) (I/F)	13,028,457
42,171,579	Federal National Mortgage Association (08-86-SC), 6.115%, due 12/25/38 (I/O) (I/F)	3,938,189
134,148,504	Federal National Mortgage Association (09-2-AS), 5.415%, due 02/25/39 (I/O) (I/F)	10,346,727
46,591,793	Federal National Mortgage Association (09-2-GA), 5.5%, due 11/25/45	48,509,670
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	8,034,112
95,992,086	Federal National Mortgage Association (09-3-SH), 5.165%, due 06/25/37 (I/O) (I/F)	7,123,486
98,464,598	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39	105,525,632
48,925,046	Federal National Mortgage Association (09-47-SV), 6.465%, due 07/25/39 (I/O) (I/F)	4,615,481
61,286,416	Federal National Mortgage Association (09-6-SD), 5.265%, due 02/25/39 (I/O) (I/F)	4,524,365
40,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	36,100,000
546,734	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)	563,454
3,295,763	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	2,802,554
1,029,729	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,101,034
181,763	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	193,167
9,687,347	First Horizon Alternative Mortgage Securities (05-FA9-A5), 5.5%, due 12/25/35	7,621,879
17,289,919	First Horizon Asset Securities, Inc. (04-AR6-4A1), 5.531%, due 11/25/34	15,986,683
26,220,151	GMAC Mortgage Corp. Loan Trust (04-AR1-12A), 4.712%, due 06/25/34(2)	23,743,411
1,380,645	Government National Mortgage Association (02-41-SB), 5.711%, due 06/20/32 (I/O) (I/F)	122,381
3,286,943	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,503,804

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$1,760,073	Government National Mortgage Association (02-76-SG), 7.313%, due 10/16/29 (I/O) (I/F)	$260,634
3,956,356	Government National Mortgage Association (03-42-SH), 6.261%, due 05/20/33 (I/O) (I/F)	377,967
9,961,764	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	10,504,313
2,291,888	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	1,792,196
5,998,223	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	6,036,469
9,973,972	Government National Mortgage Association (05-60-ZW), 5.5%, due 09/20/35	10,019,022
171,804,790	Government National Mortgage Association (07-26-SW), 5.911%, due 05/20/37 (I/O) (I/F)	12,229,855
103,250,630	Government National Mortgage Association (07-35-KY), 6.163%, due 06/16/37 (I/O) (I/F) (PAC)	9,201,923
27,784,382	Government National Mortgage Association (07-59-SH), 5.511%, due 10/20/37 (I/O) (I/F)	1,975,717
87,719,047	Government National Mortgage Association (08-4-SA), 6.227%, due 01/20/38 (I/O) (I/F)	6,482,894
27,646,210	Government National Mortgage Association (08-46-SA), 6.111%, due 05/20/38 (I/O) (I/F)	2,005,619
37,762,167	Government National Mortgage Association (08-50-SA), 5.941%, due 06/20/38 (I/O) (I/F)	2,848,064
110,992,271	Government National Mortgage Association (08-76-US), 5.611%, due 09/20/38 (I/O) (I/F)	9,045,304
31,565,888	Government National Mortgage Association (08-82-SM), 5.761%, due 09/20/38 (I/O) (I/F)	2,162,563
79,345,988	Government National Mortgage Association (08-94-SA), 7.011%, due 12/20/38 (I/O) (I/F)	6,608,696
77,967,822	Government National Mortgage Association (09-1-SA), 5.661%, due 01/20/39 (I/O) (I/F)	5,610,370
98,823,767	Government National Mortgage Association (09-11-BS), 5.711%, due 02/20/39 (I/O) (I/F)	7,537,229
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36	12,892,063
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36	10,869,678
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36	11,726,849
47,781,111	GSAA Home Equity Trust (06-16-A1), 0.345%, due 10/25/36	25,825,686
27,228,705	GSR Mortgage Loan Trust (05-9F-1A6), 5.5%, due 12/25/35	23,050,035
42,361,633	GSR Mortgage Loan Trust (05-AR5-2A4), 5.173%, due 10/25/35	34,176,882
35,912,723	GSR Mortgage Loan Trust (06-10F-3A1), 6%, due 01/25/37	29,094,438
22,532,678	GSR Mortgage Loan Trust (06-1F-3A1), 0.885%, due 02/25/36	13,332,439
22,532,678	GSR Mortgage Loan Trust (06-1F-3A2), 5.615%, due 02/25/36 (I/O) (I/F)	2,110,987
36,776,463	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	24,040,483
20,760,888	GSR Mortgage Loan Trust (06-8F-4A1), 6.5%, due 09/25/36	15,275,976
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37(2)	31,614,344
3,353,116	Harborview Mortgage Loan Trust (04-10-3A1A), 5.145%, due 01/19/35	1,932,353
18,000,000	Harborview Mortgage Loan Trust (04-5-2A6), 3.685%, due 06/19/34	12,995,921
51,393,932	Harborview Mortgage Loan Trust (05-14-5A1A), 5.726%, due 12/19/35	34,340,685
19,962,441	Homebanc Mortgage Trust (05-3-A1), 0.525%, due 07/25/35	13,812,939

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$31,812,430	Household Home Equity Loan Trust (06-2-A1), 0.439%, due 03/20/36(2)	$25,352,519
17,799,753	Indymac IMSC Mortgage Loan Trust (07-F2-2A1), 6.5%, due 07/25/37	10,134,735
23,792,220	Indymac Index Mortgage Loan Trust (05-AR13-4A1), 5.197%, due 08/25/35	15,863,365
16,665,395	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 3.57%, due 06/25/35	9,086,970
14,621,644	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 5.941%, due 08/25/36	7,446,991
72,834,811	Indymac Index Mortgage Loan Trust (06-AR5-2A1), 5.625%, due 05/25/36	47,244,286
26,998,732	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 5.866%, due 07/25/37	13,701,705
18,980,587	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 5.746%, due 05/25/37	9,172,632
25,769,594	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 5.786%, due 05/25/37	13,253,266
14,433,223	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36(2)	13,567,230
32,631,000	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36	20,172,484
17,247,191	JP Morgan Alternative Loan Trust (06-S1-2A6), 6%, due 02/25/21	14,150,782
16,351,904	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.921%, due 03/25/37	8,646,104
17,314,613	JP Morgan Alternative Loan Trust (07-A1-3A1), 6.149%, due 03/25/37	10,501,730
13,777,412	JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36(1)	9,065,107
21,623,949	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/27/36(1)	15,947,282
38,809,127	JP Morgan Mortgage Trust (05-A7-1A4), 4.979%, due 10/25/35	28,981,674
35,497,695	JP Morgan Mortgage Trust (05-S2-2A15), 6%, due 09/25/35	30,832,031
17,483,370	JP Morgan Mortgage Trust (06-S2-3A11), 6.5%, due 07/25/36	12,342,807
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37(2)	20,304,910
24,555,643	JP Morgan Mortgage Trust (07-S1-2A19), 5%, due 03/25/37	19,151,179
24,209,093	JP Morgan Mortgage Trust (07-S3-1A10), 6.25%, due 07/25/37	15,385,997
9,705,460	Lehman Mortgage Trust (05-1-4A3), 0.635%, due 11/25/35	6,959,597
3,529,258	Lehman Mortgage Trust (05-1-4A4), 18.879%, due 11/25/35 (I/F)	3,397,679
11,476,105	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	9,621,997
9,263,003	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	5,021,222
11,769,041	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21	9,420,750
12,500,000	Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36	7,883,084
34,293,712	Lehman Mortgage Trust (06-6-3A9), 5.5%, due 10/25/36	21,019,552
6,066,465	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	4,303,399
44,268,013	Lehman XS Trust (07-14H-A211), 0.545%, due 07/25/47	22,766,981
20,047,319	MASTR Alternative Loans Trust (05-2-2A1), 6%, due 01/25/35	15,588,881
14,013,030	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	11,473,396
2,331,705	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	2,180,068
20,074,081	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.771%, due 03/25/36	10,914,992
17,915,791	Merrill Lynch Mortgage Investors Trust (06-AF2-AF1), 6.25%, due 10/25/36	13,214,931
17,629,597	Morgan Stanley Mortgage Loan Trust (05-10-2A1), 5.732%, due 12/25/35	12,128,612
37,106,415	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36	22,562,136
25,369,906	Morgan Stanley Mortgage Loan Trust (07-13-6A1), 6%, due 10/25/37	16,140,694
49,595,808	Morgan Stanley Mortgage Loan Trust (07-14AR-6A1), 6.282%, due 11/25/37	30,065,068
71,742,768	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36	52,637,812
29,927,343	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36	23,295,842

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$69,216,536	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35(1)	$54,463,855
13,835,115	RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37(1)	10,324,056
36,149,700	Residential Accredit Loans, Inc. (05-QS11-A1), 5.5%, due 07/25/35	24,615,650
15,290,791	Residential Accredit Loans, Inc. (05-QS15-3A), 6%, due 10/25/35	10,580,857
8,544,094	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,804,630
19,143,468	Residential Accredit Loans, Inc. (06-QS16-A7), 6%, due 11/25/36	11,960,483
11,675,613	Residential Accredit Loans, Inc. (06-QS4-A9), 6%, due 04/25/36	7,992,081
23,438,988	Residential Accredit Loans, Inc. (06-QS6-1A2), 6%, due 06/25/36	14,906,470
18,539,092	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	11,614,606
10,283,804	Residential Accredit Loans, Inc. (07-QS1-2A10), 6%, due 01/25/37	6,840,839
12,188,893	Residential Accredit Loans, Inc. (07-QS5-A1), 5.5%, due 03/25/37	9,601,637
10,000,000	Residential Asset Securitization Trust (05-A15-1A2), 5.75%, due 02/25/36 (PAC)	6,206,483
30,964,587	Residential Asset Securitization Trust (06-A7CB-1A3), 6.25%, due 07/25/36	19,740,364
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	18,623,649
20,000,000	Residential Funding Mortgage Securities I (07-S3-1A6), 5.5%, due 03/25/37	14,009,912
29,556,089	Residential Funding Mortgage Securities I (07-S6-1A11), 6%, due 06/25/37	21,773,270
14,999,025	Structured Adjustable Rate Mortgage Loan Trust (05-15-4A1), 5.488%, due 07/25/35	11,206,970
25,372,395	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 6.101%, due 01/25/36	16,953,822
12,707,085	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	7,579,817
23,112,299	Structured Adjustable Rate Mortgage Loan Trust (07-7-1A1), 0.585%, due 08/25/38	12,849,211
2,104,429	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,083,313
25,782,236	WaMu Mortgage Pass Through Certificates (07-HY5-2A3), 5.648%, due 06/25/37	16,710,176
6,870,756	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	4,870,764
9,564,090	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.885%, due 07/25/36	4,601,015
6,927,302	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.885%, due 07/25/36	3,453,264
56,207,151	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	38,052,618
14,514,033	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37(2)	9,259,500
152,154	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	150,538
38,000,000	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	25,100,452
10,192,238	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36	8,642,310
23,030,238	Wells Fargo Mortgage Backed Securities Trust (06-AR10-4A1), 5.558%, due 07/25/36	16,235,864
21,069,746	Wells Fargo Mortgage Backed Securities Trust (06-AR12-2A1), 6.098%, due 09/25/36	15,329,945
15,472,810	Wells Fargo Mortgage Backed Securities Trust (06-AR19-A1), 5.63%, due 12/25/36	12,062,760
19,701,227	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.072%, due 03/25/36	15,630,372
21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	15,943,732
26,643,911	Wells Fargo Mortgage Backed Securities Trust (07-10-1A36), 6%, due 07/25/37	21,723,082
13,026,299	Wells Fargo Mortgage Backed Securities Trust (07-10-1A9), 6%, due 07/25/37	10,364,308

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$17,758,653	Wells Fargo Mortgage Backed Securities Trust (07-11-A3), 6%, due 08/25/37	$15,018,687
21,265,000	Wells Fargo Mortgage Backed Securities Trust (07-11-A36), 6%, due 08/25/37	15,916,923
10,265,830	Wells Fargo Mortgage Backed Securities Trust (07-11-A88), 6%, due 08/25/37	8,409,949
17,449,536	Wells Fargo Mortgage Backed Securities Trust (07-11-A90), 6%, due 08/25/37	13,715,280
22,643,251	Wells Fargo Mortgage Backed Securities Trust (07-3-1A1), 0.585%, due 04/25/37	16,545,883
22,643,251	Wells Fargo Mortgage Backed Securities Trust (07-3-1A2), 6.415%, due 04/25/37 (I/O) (I/F)	2,230,098
23,342,449	Wells Fargo Mortgage Backed Securities Trust (07-4-A4), 6%, due 04/25/37	18,844,593
27,871,312	Wells Fargo Mortgage Backed Securities Trust (07-6-A6), 6%, due 05/25/37	22,218,642
28,000,000	Wells Fargo Mortgage Backed Securities Trust (07-8-2A10), 6%, due 07/25/37 (PAC)	21,815,654

	Total Collateralized Mortgage Obligations (Cost: $4,974,512,983)	5,232,069,258

	U.S. Government Agency Obligations (21.3%)
2,129,420	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.692%, due 11/01/34	2,204,355
19,040	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	19,626
155,945	Federal Home Loan Mortgage Corp., Pool #755363, 4.062%, due 09/01/30	160,103
164,682	Federal Home Loan Mortgage Corp., Pool #789924, 4.804%, due 11/01/32	168,222
7,228	Federal Home Loan Mortgage Corp., Pool #846317, 3.771%, due 08/01/26	7,286
71,310	Federal Home Loan Mortgage Corp., Pool #846510, 3.981%, due 04/01/25	74,960
130,068	Federal Home Loan Mortgage Corp., Pool #846732, 3.973%, due 01/01/30	132,833
21,137,745	Federal Home Loan Mortgage Corp., Pool #A79305, 5.5%, due 07/01/38	21,922,483
15,584,071	Federal Home Loan Mortgage Corp., Pool #A81950, 5%, due 09/01/38	15,955,280
72,743,561	Federal Home Loan Mortgage Corp., Pool #A86316, 5%, due 05/01/39	74,475,767
17,145,675	Federal Home Loan Mortgage Corp., Pool #A86788, 5%, due 06/01/39	17,552,366
102,745	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	107,400
105,301	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	110,072
262,250	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	274,134
199,020	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	208,038
551,159	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	580,646
2,556,509	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,622,978
16,589,679	Federal Home Loan Mortgage Corp., Pool #G08345, 5%, due 05/01/39	16,983,182
49,855,081	Federal Home Loan Mortgage Corp., Pool #G08348, 5%, due 06/01/39	51,037,631
4,228,310	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	4,371,016
11,951,597	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	12,537,972
13,065,854	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	13,547,658
14,897,656	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	15,810,137
91,037	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	97,743
30,521,071	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	32,085,276
31,662,410	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	33,456,163
42,244,262	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	43,413,900
4,328,995	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,481,851
18,450,545	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	18,951,016

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$60,283	Federal National Mortgage Association, Pool #124410, 3.796%, due 07/01/22	$61,713
285,590	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	298,285
682,553	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	721,160
1,888,417	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	1,966,314
48,341,365	Federal National Mortgage Association, Pool #257014, 6%, due 12/01/37	50,676,078
16,144,772	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	16,626,088
50,214,804	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	51,845,612
5,456	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	5,570
53,176	Federal National Mortgage Association, Pool #348025, 3.045%, due 06/01/26	53,613
6,772,170	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	6,935,125
260,642	Federal National Mortgage Association, Pool #655819, 4.117%, due 08/01/32	267,723
190,824	Federal National Mortgage Association, Pool #661856, 4.912%, due 10/01/32	198,634
2,389,652	Federal National Mortgage Association, Pool #671133, 5.2%, due 02/01/33	2,468,382
417,342	Federal National Mortgage Association, Pool #672272, 5%, due 12/01/32	428,686
1,065,163	Federal National Mortgage Association, Pool #676766, 4.683%, due 01/01/33	1,091,007
1,000,778	Federal National Mortgage Association, Pool #687847, 4.511%, due 02/01/33	1,025,295
2,398,636	Federal National Mortgage Association, Pool #692104, 5.051%, due 02/01/33	2,469,532
2,001,728	Federal National Mortgage Association, Pool #699866, 4.381%, due 04/01/33	2,050,769
1,149,367	Federal National Mortgage Association, Pool #704454, 4.241%, due 05/01/33	1,171,876
1,150,638	Federal National Mortgage Association, Pool #708820, 4.646%, due 06/01/33	1,188,057
3,374,030	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	3,455,217
1,385,502	Federal National Mortgage Association, Pool #728824, 3.959%, due 07/01/33	1,417,367
3,936,778	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,097,201
221,854	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	232,046
1,271,364	Federal National Mortgage Association, Pool #821915, 2.927%, due 06/01/35	1,302,122
12,833,152	Federal National Mortgage Association, Pool #838765, 5.21%, due 10/01/35	13,339,805
14,103,695	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	15,337,769
72,829,561	Federal National Mortgage Association, Pool #931368, 4.5%, due 06/01/29	73,644,342
45,012,060	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	45,839,156
19,527,115	Federal National Mortgage Association, Pool #955802, 6%, due 10/01/37	20,493,707
38,933,306	Federal National Mortgage Association, Pool #957876, 4.969%, due 05/01/18	40,475,313
40,376,407	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	41,514,517
17,390,752	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	18,075,513
32,338,240	Federal National Mortgage Association, Pool #995195, 5%, due 04/01/38	32,892,033
42,284,466	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	44,921,959
31,207,017	Federal National Mortgage Association, Pool #995745, 6.5%, due 01/01/49	33,198,981
81,430,264	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	85,476,330
53,495,206	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	56,153,249
27,300,440	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	28,046,083
34,132,879	Federal National Mortgage Association, Pool #AA7048, 5%, due 04/01/39	34,622,507
89,478,885	Federal National Mortgage Association, Pool #MA0115, 4.5%, due 07/01/29	90,479,930
58,743,054	Federal National Mortgage Association, Pool #MA0133, 5%, due 06/01/39	59,585,710

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$35,000,000	Federal National Mortgage Association, Pool #MA0140, 4.5%, due 08/01/29	$35,391,562
62,000,000	Federal National Mortgage Association, Pool #MA0142, 4%, due 08/01/29	61,135,875
70,000,000	Federal National Mortgage Association, Pool #MA0181, 4.5%, due 08/01/39	69,267,187
80,000,000	Federal National Mortgage Association, TBA, 4.5%(3)	80,775,000
70,000,000	Federal National Mortgage Association, TBA, 4.5%(3)	69,759,410
102,428	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	109,316
112,514	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,080
1,272,429	Government National Mortgage Association II, Pool #80963, 4.625%, due 07/20/34	1,289,110

	Total U.S. Government Agency Obligations (Cost: $1,569,765,581)	1,587,348,010

	Total Fixed Income Securities (Cost: $6,544,278,564) (91.3%)	6,819,417,268

	Short-Term Investments
99,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 08/28/09	98,988,385
88,000,000	Federal Home Loan Bank Discount Note, 0.07%, due 08/13/09	87,996,880
45,000,000	Federal Home Loan Bank Discount Note, 0.07%, due 08/10/09	44,999,213
50,000,000	Federal Home Loan Bank Discount Note, 0.14%, due 08/25/09	49,995,333
42,000,000	Federal Home Loan Bank Discount Note, 0.15%, due 08/21/09	41,996,500
86,138,000	Federal Home Loan Bank Discount Note, 0.16%, due 08/31/09	86,127,108
25,000,000	Federal Home Loan Bank Discount Note, 0.16%, due 08/26/09	24,997,222
38,500,000	Federal Home Loan Bank Discount Note, 0.16%, due 08/05/09	38,499,316
16,000,000	Federal Home Loan Bank Discount Note, 0.17%, due 08/17/09	15,998,791
118,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.12%, due 08/18/09	117,993,313
62,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.14%, due 08/24/09	61,994,454
50,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.175%, due 08/17/09	49,996,111
66,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.18%, due 08/03/09	65,999,340
50,000,000	Federal National Mortgage Association Discount Note, 0.14%, due 09/14/09	49,991,444
75,000,000	Federal National Mortgage Association Discount Note, 0.15%, due 09/01/09	74,990,313
114,700,000	Federal National Mortgage Association Discount Note, 0.16%, due 08/13/09	114,693,769
989,514	Repurchase Agreement, State Street Bank & Trust Company, 0.02%, due 08/03/09 (collateralized by $1,015,000, U.S. Treasury Bill, 0.23%, due 12/24/09 valued at $1,014,087) (Total Amount to be Received Upon Repurchase $989,515)	989,514

	Total Short-Term Investments (Cost: $1,026,247,006) (13.7%)	1,026,247,006

	Total Investments (Cost: $7,570,525,570) (105.0%)	7,845,664,274
	Liabilities in Excess of Other Assets (-5.0%)	(371,418,733)

	Net Assets (100.0%)	$7,474,245,541

See accompanying notes to Schedule of Investments.

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of these securities amounted to $154,850,858 or 2.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)	Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).

(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2009

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	40.4
U.S. Government Agency Obligations	50.9
Short-Term Investments	13.7

Total	105.0%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	July 31, 2009

Note 1 – Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 20 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance for identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds’ investments:

TCW Money Market Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$29,082,953	$—	$29,082,953
Corporate Fixed Income Securities	—	120,631,490	—	120,631,490
Money Market Investments	21,911,000	—	—	21,911,000
Repurchase Agreements	—	48,017,096	—	48,017,096

Total Short-Term Investments	21,911,000	197,731,539	—	219,642,539

Total Investments	21,911,000	197,731,539	—	219,642,539

Total	$21,911,000	$197,731,539	$—	$219,642,539

TCW Core Fixed Income Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds
Aerospace & Defense	$—	$449,235	$—	$449,235
Apparel Retailers	—	59,700	—	59,700
Automotive	—	893,175	—	893,175
Banking	—	7,129,900	—	7,129,900
Beverages, Food & Tobacco	—	2,944,421	—	2,944,421
Building Materials	—	78,225	—	78,225
Chemicals	—	771,286	—	771,286
Coal	—	94,312	—	94,312
Commercial Services	—	967,662	—	967,662
Communications	—	274,862	—	274,862
Computer & Data Processing Services	—	188,077	—	188,077
Computer Integrated Systems Design	—	124,500	—	124,500
Computers & Information	—	443,048	—	443,048
Cosmetic & Personal Care	—	298,934	—	298,934
Data Processing & Preparation	—	46,338	—	46,338
Electric Utilities	—	3,743,624	—	3,743,624
Electrical Equipment	—	25,000	—	25,000
Electronics	—	757,135	—	757,135
Entertainment & Leisure	—	1,040,865	—	1,040,865
Financial Services	—	2,871,890	—	2,871,890
Food Retailers	—	642,114	—	642,114
Forest Products & Paper	—	909,950	—	909,950
Healthcare Providers	—	1,301,975	—	1,301,975
Heavy Machinery	—	275,714	—	275,714
Home Construction, Furnishings & Appliances	—	469,567	—	469,567
Hotels, Restaurants & Leisure	—	74,259	—	74,259
Household Durables	—	29,475	—	29,475
Industrial - Diversified	—	24,075	—	24,075
Insurance	—	1,537,143	—	1,537,143
Lodging	—	750,751	—	750,751
Media - Broadcasting & Publishing	—	1,483,122	—	1,483,122
Medical Supplies	—	704,430	—	704,430
Metals	—	1,006,117	—	1,006,117
Oil & Gas	—	3,801,637	—	3,801,637
Other	—	156,000	—	156,000
Pharmaceuticals	—	1,522,571	—	1,522,571
Radio Telephone Communications	—	404,482	—	404,482
Real Estate	—	873,466	—	873,466
Restaurants	—	81,450	—	81,450
Retailers	—	1,655,650	—	1,655,650
Telephone Communications, exc. Radio	—	1,061,139	—	1,061,139
Telephone Systems	—	927,026	—	927,026
Trading Companies & Distributors	—	189,625	—	189,625
Transportation	—	649,785	—	649,785

Total Corporate Bonds	—	43,733,712	—	43,733,712

Collateralized Mortgage Obligations	—	102,160,336	—	102,160,336
Foreign Government Bonds & Notes	—	4,609,008	—	4,609,008
U.S. Government Agency Obligations	—	22,824,853	—	22,824,853
U.S. Treasury Bonds	11,853,979	—	—	11,853,979
U.S. Treasury Notes	26,052,250	—	—	26,052,250

Total Fixed Income Securities	37,906,229	173,327,909	—	211,234,138

Equity Securities
Common Stock	6,050	—	5	6,055

Total Equity Securities	6,050	—	5	6,055

Short-Term Investments	—	11,048,682	—	11,048,682

Total Investments	37,912,279	184,376,591	5	222,288,875

Total	$37,912,279	$184,376,591	$5	$222,288,875

TCW Emerging Markets Income Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Australia	$—	$888,750	$—	$888,750
Brazil	—	5,600,659	—	5,600,659
Canada	—	1,003,500	—	1,003,500
Chile	—	514,679	—	514,679
China	—	426,088	—	426,088
Colombia	—	2,001,825	—	2,001,825
Dominican Republic	—	1,333,811	—	1,333,811
Egypt	—	203,164	—	203,164
El Salvador	—	2,927,500	—	2,927,500
Hong Kong	—	1,945,360	—	1,945,360
India	—	744,000	—	744,000
Indonesia	—	1,681,118	—	1,681,118
Israel	—	970,526	—	970,526
Kazakhstan	—	3,189,630	—	3,189,630
Luxembourg	—	1,015,947	—	1,015,947
Mexico	—	6,657,500	—	6,657,500
Poland	—	531,250	—	531,250
Qatar	—	1,587,500	—	1,587,500
Russia	—	6,080,807	—	6,080,807
Singapore	—	772,250	—	772,250
South Africa	—	2,371,000	—	2,371,000
South Korea	—	947,095	—	947,095
Switzerland	—	2,424,150	—	2,424,150
Trinidad And Tobago	—	171,000	—	171,000
Tunisia	—	540,000	—	540,000
Turkey	—	1,168,750	—	1,168,750
Ukraine	—	335,500	—	335,500
United Arab Emirates	—	1,800,593	—	1,800,593
Short-Term Investments	—	3,211,962	—	3,211,962

Total Investments	—	53,045,914	—	53,045,914

Total	$—	$53,045,914	$—	$53,045,914

TCW High Yield Bond Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Apparel Retailers	$—	$497,500	$—	$497,500
Automotive	—	1,912,812	—	1,912,812
Banking	—	1,699,755	—	1,699,755
Beverages, Food & Tobacco	—	1,496,125	—	1,496,125
Building Materials	—	782,250	—	782,250
Chemicals	—	1,845,125	—	1,845,125
Coal	—	216,563	—	216,563
Commercial Services	—	4,168,600	—	4,168,600
Communications	—	1,721,838	—	1,721,838
Computer & Data Processing Services	—	545,000	—	545,000
Computer Integrated Systems Design	—	1,037,500	—	1,037,500
Computers & Information	—	1,099,688	—	1,099,688
Data Processing & Preparation	—	1,242,688	—	1,242,688
Electric Utilities	—	9,016,823	—	9,016,823
Electrical Equipment	—	375,000	—	375,000
Electronics	—	1,214,125	—	1,214,125
Entertainment & Leisure	—	3,768,661	—	3,768,661
Financial Services	—	3,845,500	—	3,845,500
Forest Products & Paper	—	5,533,687	—	5,533,687
Healthcare Providers	—	5,872,625	—	5,872,625
Home Construction, Furnishings & Appliances	—	3,622,419	—	3,622,419
Hotels, Restaurants & Leisure	—	544,569	—	544,569
Industrial - Diversified	—	280,875	—	280,875
Insurance	—	408,000	—	408,000
Lodging	—	4,287,469	—	4,287,469
Media - Broadcasting & Publishing	—	4,299,580	—	4,299,580
Medical Supplies	—	2,854,625	—	2,854,625
Metals	—	5,810,353	—	5,810,353
Oil & Gas	—	15,086,275	—	15,086,275
Other	—	520,000	—	520,000
Pharmaceuticals	—	103,000	—	103,000
Radio Telephone Communications	—	895,000	—	895,000
Real Estate	—	1,419,250	—	1,419,250
Restaurants	—	520,375	—	520,375
Retailers	—	4,061,687	—	4,061,687
Telephone Communications, exc. Radio	—	5,553,000	—	5,553,000
Telephone Systems	—	1,934,375	—	1,934,375
Trading Companies & Distributors	—	1,711,250	—	1,711,250
Transportation	—	614,889	—	614,889

Total Corporate Bonds	—	102,418,856	—	102,418,856

Equity Securities	546,892	60,994	91	607,977
Short-Term Investments	—	7,461,998	—	7,461,998

Total Investments	546,892	109,941,848	91	110,488,831

Total	$546,892	$109,941,848	$91	$110,488,831

TCW Short Term Bond Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Collateralized Mortgage Obligations	$—	$41,900,928	$—	$41,900,928
U.S. Government Agency Obligations	—	25,961,621	—	25,961,621

Total Fixed Income Securities	—	67,862,549	—	67,862,549

Short-Term Investments	—	6,709,623	—	6,709,623

Total Short-Term Investments	—	6,709,623	—	6,709,623

Total Investments	—	74,572,172	—	74,572,172

Total	$—	$74,572,172	$—	$74,572,172

TCW Total Return Bond Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Collateralized Mortgage Obligations	$—	$5,232,069,258	$—	$5,232,069,258
U.S. Government Agency Obligations	—	1,587,348,010	—	1,587,348,010

Total Fixed Income Securities	—	6,819,417,268	—	6,819,417,268

Short-Term Investments	—	1,026,247,006	—	1,026,247,006

Total Investments	—	7,845,664,274	—	7,845,664,274

Total	$—	$7,845,664,274	$—	$7,845,664,274

Treasury Temporary Guarantee Program: The Company, on behalf of the TCW Money Market Fund, applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”) on October 1, 2008. The Program is designed to provide certain shareholders of the Fund with a guarantee of a $1.00 net asset value price per share based on the number of shares held by the shareholder in the Fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the Fund’s net asset value falls below $0.995 and the Fund commences the process of liquidation. Any increase in the number of shares a shareholder owns after the close of business on September 19, 2008 will not be guaranteed. If the number of shares a shareholder holds fluctuates over the period, the shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the amount held by the shareholder as of the date of a guarantee event, whichever is less. If a shareholder closes his/her account with the Fund or with a broker-dealer, any future investment in the Fund will not be guaranteed.

To participate in the Program, the Fund paid (i) an initial non-refundable participation fee, which amounted to 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) and (ii) two subsequent non-refundable fees to continue participation in the Program which each amounted to 0.015% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share). The initial fee covered the three months of participation in the Program and the subsequent fee covered participation in the Program until April 30, 2009, and September 18, 2009, respectively. The fees are amortized over the duration of the Program over the respective periods. Recovery under the Program is subject to certain conditions and limitations. Payments under the Program, if any, will be made on a first-come-first-serve basis and only to the extent of available assets at the U.S. Treasury’s Exchange Stabilization Fund.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at July 31, 2009.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at July 31, 2009.

Note 3 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At July 31, 2009, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$14,151	$3,090	$6,534	$575	$482,349
Unrealized (Depreciation)	(5,971)	(763)	(4,270)	(11,050)	(207,210)

Net Unrealized Appreciation (Depreciation)	$8,180	$2,327	$2,264	$(10,475)	$275,139

Cost of Investments for Federal Income Tax Purposes	$214,109	$50,719	$108,225	$85,047	$7,570,525

The Funds are subject to the provisions of FASB Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at July 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the nine months ended July 31, 2009. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at July 31, 2009.

Note 5 – Subsequent Events

In accordance with the provisions set forth in FASB SFAS No. 165 Subsequent Events, adopted by the Funds as of July 31, 2009, the Advisor has evaluated the possibility of subsequent events existing in this report through September 21, 2009. The Advisor has determined that there are no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell President and Chief Executive Officer

Date 9/21/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell President and Chief Executive Officer

Date 9/21/2009

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date 9/21/2009